UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Gregory F. Niland

American Funds Target Date Retirement Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Annual report for the year ended October 31, 2022

A balanced approach
that seeks to build
and preserve wealth
through retirement

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class R-6 shares. Class A share results are shown at net asset value unless otherwise indicated. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2022 (the most recent calendar quarter-end). Class A share returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the expense ratios as of the series prospectus dated January 1, 2023 (unaudited). The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*	Expense ratios
Class R-6 shares

American Funds® 2065 Target Date Retirement Fund	–21.76%	—	—	10.13%	0.38%
American Funds 2060 Target Date Retirement Fund®	–21.77	5.11%	—	6.40	0.38
American Funds 2055 Target Date Retirement Fund®	–21.59	5.15	8.53%	8.85	0.38
American Funds 2050 Target Date Retirement Fund®	–21.00	5.31	8.62	6.50	0.38
American Funds 2045 Target Date Retirement Fund®	–20.21	5.36	8.63	6.51	0.37
American Funds 2040 Target Date Retirement Fund®	–19.58	5.34	8.57	6.47	0.36
American Funds 2035 Target Date Retirement Fund®	–18.14	5.17	8.36	6.34	0.35
American Funds 2030 Target Date Retirement Fund®	–16.41	4.42	7.72	5.96	0.33
American Funds 2025 Target Date Retirement Fund®	–14.86	3.95	6.98	5.44	0.32
American Funds 2020 Target Date Retirement Fund®	–13.19	3.41	6.01	4.85	0.30
American Funds 2015 Target Date Retirement Fund®	–12.42	3.16	5.43	4.61	0.30
American Funds 2010 Target Date Retirement Fund®	–11.26	2.98	4.95	4.37	0.28

Class A shares

American Funds® 2065 Target Date Retirement Fund	–26.55%	—	—	7.15%	0.77%
American Funds 2060 Target Date Retirement Fund®	–26.52	3.49%	—	5.21	0.71
American Funds 2055 Target Date Retirement Fund®	–26.35	3.56	7.54%	8.00	0.72
American Funds 2050 Target Date Retirement Fund®	–25.79	3.72	7.62	5.75	0.72
American Funds 2045 Target Date Retirement Fund®	–25.09	3.77	7.64	5.76	0.71
American Funds 2040 Target Date Retirement Fund®	–24.47	3.74	7.57	5.73	0.70
American Funds 2035 Target Date Retirement Fund®	–23.16	3.58	7.36	5.60	0.69
American Funds 2030 Target Date Retirement Fund®	–21.51	2.82	6.72	5.21	0.67
American Funds 2025 Target Date Retirement Fund®	–20.01	2.38	5.98	4.70	0.67
American Funds 2020 Target Date Retirement Fund®	–18.48	1.82	5.03	4.10	0.64
American Funds 2015 Target Date Retirement Fund®	–17.62	1.62	4.46	3.86	0.63
American Funds 2010 Target Date Retirement Fund®	–16.59	1.43	3.97	3.61	0.63

*	Since February 1,2007,for all funds except 2065 Fund (which commenced operations on March 27,2020),2060 Fund (which commenced operations on March 27, 2015) and 2055 Fund (which commenced operations on February 1, 2010).

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Results at a glance

6	The value of a $10,000 investment

9	Investment approach for American Funds Target Date Retirement Series

10	Investment portfolios

36	Financial statements

115	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for the American Funds Target Date Retirement Series for the fiscal year ended October 31, 2022.

All 12 of the funds in the series experienced negative full-year returns, ranging from the 2010 fund’s –10.45% return to the 2060 fund’s –21.51% return. Four funds outpaced their respective S&P Target Date Index (as shown on the table on pages 4 and 5). Over their lifetimes, 11 of the 12 funds in the series exceeded their benchmark’s average annual total return, with the 2035 fund leading by 1.35%.

As of January 1, 2022, the series utilizes the S&P Target Date Index, which more closely reflects how the series is managed, as its primary prospectus benchmark index, as opposed to the S&P Target Date Through Index.

About the series

The American Funds Target Date Retirement Series is managed by the Target Date Solutions Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. The series is composed of a mix of individual American Funds, employed using an objective-based framework supported by rigorous analysis. The mix of funds initially focuses on growth and becomes more income-oriented near and during retirement. This gradual shift over time is referred to as the “glide path.” This strategic approach and use of broadly diversified funds have helped the series weather challenging market environments.

The economy

Following strong gains for global equities toward the end of the last reporting period (October 2021), the world experienced separate and tumultuous crises going into the first quarter of 2022 and continuing throughout the year. This year we’ve seen record inflation, a bear market leading to a probable recession, the continuation of the COVID-19 pandemic with its far-reaching effects, and a new ground war in Europe that caused global disruption to energy and agriculture markets. All these factors combined had drastic effects on global markets. Such tumultuous events aren’t new, but most haven’t happened for decades, and never all at once.

Despite such strong headwinds, we believe there are still reasons for optimism. Companies and people are remarkably resilient. For example, in response to the natural gas supply shock in Europe, households have lowered thermostats and heavy industry has found alternatives to industrial gas. As a result, the pursuit of sustainability has gained momentum as it becomes clear that resisting change is much riskier than it was formerly perceived to be.

During this reporting period, inflation hit its highest levels in 40 years. In February, the Consumer Price Index climbed 7.9% from the previous year. Gasoline prices surged 38% and grocery spending spiked 8.6%. Excluding food and energy, core inflation rose 6.4%, including a 41.2% increase in used car prices. While we saw a rise in inflation in early 2021, it became a much more significant problem than expected over most of 2022.

Russian tanks rolled into Ukraine in Europe’s first major land war since World War II. Of course, the most dire consequences of war are death, suffering and destruction in the war zone and

The target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information. The expense ratios include the weighted average expenses of the underlying American Funds.

American Funds Target Date Retirement Series	1

occupied territories. But the war has also had a profound impact on the global economy and markets.

The conflict sent energy prices soaring amid the sabotage of the Nord Stream 1 pipeline and appeals for allied nations to shun Russian oil and gas. The spike in gas prices, the likes of which we haven’t seen since the 1970s, is having huge social and economic costs in Europe. European countries have amassed enough reserves to make it through the winter of 2022–2023, but prices remain high enough to drive many households below the poverty line, putting an immense strain on European governments. Germany, the largest economy in Europe, risks deindustrialization if shortages persist.

Ukraine is a key supplier of grain and, along with Russia, a major provider of fertilizer products. As such, the war has disrupted agricultural markets, triggering a global food crisis — evidenced by a spike in food prices in developed nations and food supply deficiencies in developing mrket countries.

Until this year, the U.K. was seen as a stable country, but economists have noted that it appears to be exhibiting developing-country behavior in the marketplace. The country has been through a complex period of political turmoil that saw a revolving door of prime ministers and controversial tax-cut plans that were ultimately dropped. In October 2022, the U.K. Gilt 30-year bond declined 400 basis points, a loss of nearly half its value for holders of the instrument.

China’s economy declined as well, mainly due to a collapsing property market and to China’s zero-COVID policy. In last year’s annual report, we noted that the property market in China had been shaken, but this subsequently threatened to evolve into a financial crisis. Shutdowns and restrictions due to the zero-COVID policy have had a severe impact on domestic economic activity and global supply chains.

In addition to these events, the challenging global effects of the pandemic, such as severe supply chain problems and a dramatic shrinking of the labor force in most regions, have persisted, dashing hopes for a quick resolution.

As a note on the actions of the U.S. Federal Reserve and other central banks, it might be tempting to assume that the Fed drives market behaviors. However, in practice, the Fed reacts to world events and their impact on economies and markets. With inflation rising to levels not seen since the beginning of the 1980s, the Fed increased its key policy rate by 50 basis points in May, then 75 basis points in June — the largest single rate hike by the U.S. central bank since 1994. Then, the Fed raised the rate another 75 basis points in July and did the same again in September. Many other central banks moved aggressively to hike interest rates as well.

While U.S. gross domestic product declined in the first and second quarters of 2022, it rose 2.6% in the third amid countering increases in wages and inflation. This created signs of hope for long-term economic resilience but did not allay recession fears.

The stock market

Global equity markets realized gains in 2021, fueled by strong returns from growth stocks and ongoing government sti mulus measures. U.S. equities outpaced nearly all other developed markets, with investors shrugging off spiking COVID-19 cases from the highly contagious omicron variant.

However, equity gains faded quickly due to volatility in the new year, caused by higher inflation, rising rates and the Russia-Ukraine war, which accelerated a broad selloff that commenced in late 2021. Despite a robust July rally, stocks fell sharply again in the second and third quarters of 2022, owing to these continuing concerns and slowing global economic growth fueling recession worries.

From the end of last year to May 2022, growth stocks declined more than value stocks, a derailing of a decades-long trend.

The bond market

Fixed income markets came under pressure at the end of 2021 amid rising inflation and central bank actions. The Fed and the Bank of England both hiked rates during the first quarter, and the Fed moved to reduce its bond-buying program, as did other central banks. Bonds declined sharply as high inflation and the initiation of interest rate hikes weighed on fixed income markets. The Bloomberg U.S. Aggregate Index lost 5.93% over the first quarter of 2022. The U.S. Treasury yield curve flattened significantly as short-term rates rose.

Bond markets tumbled around the world in the third quarter as central banks fought inflation with more rate hikes. Some major economies saw consumer prices rise by 8% to 10% annualized, surpassing 40-year highs.

Inside the series

Over the fiscal year, the more conservative 2010, 2015, 2020 and 2025 funds beat their respective S&P Target Date Index. These funds benefited from the relative

2	American Funds Target Date Retirement Series

resiliency of their underlying fixed income funds, resulting in a positive excess return for eight out of the 10 underlying funds.

Despite fiscal-year declines for American High-Income Trust® (9.45%) and American Funds Mortgage Fund® (12.54%), both fixed income funds outpaced their benchmarks, by 2.31% and 2.50%, respectively. Capital World Bond Fund® was the relative laggard among the fixed income funds, declining by 22.07% for the fiscal year versus a 20.79% decline for its benchmark, resulting in a –1.28% excess return.

The series’ underlying equity funds were mixed, as fiscal-year results for growth-oriented funds were negative compared to their benchmarks. While dividend-paying stocks in the series’ underlying equity funds were negative overall, they were mostly positive versus their respective benchmarks. American Mutual Fund® led with a 12.18% excess return. Over the long term, the series has demonstrated strong results: With the exception of the 2065 fund, all funds beat their respective S&P Target Date Index since inception by an average of 0.70% per year.

Looking forward

Hope for the future should rest on past success. History shows that economies and markets have stronger recoveries following major wars and recessions. The decades following World War II saw flourishing innovation and prosperity. People and markets have shown their ability to endure, and once we get through this difficult time, we could be well-positioned for a similarly prosperous future.

Finally, our 90-year focus on exhaustive, fundamental research and investor well-being is designed for tough times. While no one could have predicted the extreme nature of this year’s turmoil, it is the reason we seek to invest in solid, stable, mature companies that we expect will be able to live up to their commitments.

Careful securities selection remains at the core of our investment process. We continue to encourage you to take a long-term view on investing.

As always, we thank you for your trust in our efforts and look forward to reporting to you next year.

Cordially,

Bradley J. Vogt
President

December 8, 2022

For current information about the series, visit capitalgroup.com.

American Funds Target Date Retirement Series	3

Results at a glance

For periods ended October 31, 2022, with all distributions reinvested for Class R-6 and A shares

Past results are not predictive of results in future periods.

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2065 Target Date Retirement Fund
Class R-6 shares	–21.49%	—	—	12.12%[1]
Class A shares	–21.75	—	—	11.72	[1]
S&P Target Date 2065+ Index	–17.46	—	—	13.82	[1]

American Funds 2060 Target Date Retirement Fund
Class R-6 shares	–21.51	5.83%	—	7.09	[2]
Class A shares	–21.77	5.47	—	6.74	[2]
S&P Target Date 2060 Index	–17.56	5.33	—	6.44	[2]

American Funds 2055 Target Date Retirement Fund
Class R-6 shares	–21.30	5.89	9.19%	9.26	[3]
Class A shares	–21.58	5.53	8.83	8.91	[3]
S&P Target Date 2055 Index	–17.52	5.28	8.49	8.68	[3]

American Funds 2050 Target Date Retirement Fund
Class R-6 shares	–20.64	6.05	9.27	6.84
Class A shares	–20.90	5.69	8.92	6.50
S&P Target Date 2050 Index	–17.50	5.23	8.35	5.68

American Funds 2045 Target Date Retirement Fund
Class R-6 shares	–19.83	6.10	9.28	6.85
Class A shares	–20.08	5.75	8.94	6.51
S&P Target Date 2045 Index	–17.36	5.13	8.13	5.55

American Funds 2040 Target Date Retirement Fund
Class R-6 shares	–19.18	6.06	9.21	6.80
Class A shares	–19.48	5.71	8.85	6.46
S&P Target Date 2040 Index	–17.10	4.92	7.84	5.47

American Funds 2035 Target Date Retirement Fund
Class R-6 shares	–17.84	5.78	8.94	6.63
Class A shares	–18.12	5.44	8.58	6.29
S&P Target Date 2035 Index	–16.50	4.57	7.42	5.28

American Funds 2030 Target Date Retirement Fund
Class R-6 shares	–16.03	4.95	8.21	6.20
Class A shares	–16.35	4.58	7.85	5.86
S&P Target Date 2030 Index	–15.49	4.11	6.84	5.04

American Funds 2025 Target Date Retirement Fund
Class R-6 shares	–14.40	4.44	7.41	5.65
Class A shares	–14.61	4.10	7.05	5.31
S&P Target Date 2025 Index	–14.66	3.65	6.21	4.80

Refer to page 5 for footnotes.

4	American Funds Target Date Retirement Series

Results at a glance (continued)

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2020 Target Date Retirement Fund
Class R-6 shares	–12.42%	3.91%	6.40%	5.05%
Class A shares	–12.72	3.55	6.04	4.70
S&P Target Date 2020 Index	–14.42	2.98	5.46	4.45

American Funds 2015 Target Date Retirement Fund
Class R-6 shares	–11.55	3.70	5.80	4.80
Class A shares	–11.83	3.36	5.45	4.44
S&P Target Date 2015 Index	–13.56	2.93	4.97	4.26

American Funds 2010 Target Date Retirement Fund
Class R-6 shares	–10.45	3.48	5.27	4.54
Class A shares	–10.80	3.12	4.91	4.18
S&P Target Date 2010 Index	–13.14	2.61	4.27	3.92

S&P 500 Index	–14.61	10.44	12.79	8.63
MSCI All Country World Index (ACWI) ex USA	–24.73	–0.60	3.27	1.66
Bloomberg U.S. Aggregate Index	–15.68	–0.54	0.74	2.77

The S&P Target Date indexes are a series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA Index is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Limited. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the funds have lagged the indexes.

[1]	For the period March 27, 2020, commencement of 2065 Fund operations, through most recent fiscal year-end.
[2]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent fiscal year-end.
[3]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent fiscal year-end.

American Funds Target Date Retirement Series	5

The value of a $10,000 investment

How a hypothetical $10,000 investment has grown (for periods ended October 31, 2022, with all distributions reinvested)

Fund results shown are for Class R-6 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on a $10,000 investment¹; thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

2065 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	Lifetime (since 3/27/20)

Class R-6 shares	–21.49%	12.12%
Class A shares*	–26.24	9.20

*	Assumes payment of the maximum 5.75% sales charge.

2060 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	Lifetime (since 3/27/15)

Class R-6 shares	–21.51%	5.83%	7.09%
Class A shares*	–26.25	4.23	5.91

*	Assumes payment of the maximum 5.75% sales charge.

2055 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class R-6 shares	–21.30%	5.89%	9.19%
Class A shares*	–26.08	4.29	8.19

*	Assumes payment of the maximum 5.75% sales charge.

2050 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class R-6 shares	-20.64%	6.05%	9.27%
Class A shares*	–25.46	4.44	8.27

*	Assumes payment of the maximum 5.75% sales charge.

Refer to page 8 for footnotes.

6	American Funds Target Date Retirement Series

2045 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class R-6 shares	–19.83%	6.10%	9.28%
Class A shares*	–24.67	4.50	8.29

*	Assumes payment of the maximum 5.75% sales charge.

2040 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class R-6 shares	–19.18%	6.06%	9.21%
Class A shares*	–24.12	4.46	8.20

*	Assumes payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class R-6 shares	–17.84%	5.78%	8.94%
Class A shares*	–22.83	4.20	7.94

*	Assumes payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class R-6 shares	–16.03%	4.95%	8.21%
Class A shares*	–21.16	3.35	7.21

*	Assumes payment of the maximum 5.75% sales charge.

Refer to page 8 for footnotes.

American Funds Target Date Retirement Series	7

2025 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class R-6 shares	–14.40%	4.44%	7.41%
Class A shares*	–19.53	2.87	6.42

*	Assumes payment of the maximum 5.75% sales charge.

2020 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class R-6 shares	–12.42%	3.91%	6.40%
Class A shares*	–17.74	2.33	5.42

*	Assumes payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class R-6 shares	–11.55%	3.70%	5.80%
Class A shares*	–16.88	2.15	4.83

*	Assumes payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class R-6 shares	–10.45%	3.48%	5.27%
Class A shares*	–15.93	1.91	4.29

*	Assumes payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The S&P Target Date Indexes are a series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.
[3]	The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the reimbursements, without which they would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

8	American Funds Target Date Retirement Series

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 12 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 10 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner.

American Funds Target Date Retirement Series glide path

Distinguishing points of our glide path

•	The funds in the series are managed for approximately 30 years past retirement so that participants can use a single fund for their entire lives.
•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.
•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Target Date Solutions Committee frequently monitors the funds in the series. Investment professionals manage the portfolio, moving it from a more growth-oriented strategy to a more income-oriented focus as the target date gets closer. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that does not guarantee investors’ retirement goals will be met. The target allocations shown are as of October 31, 2022, and are subject to the oversight committee’s discretion. The investment adviser anticipates assets will be invested within a range that deviates no more than 10% above or below the allocations shown in the prospectus/characteristics statement. Underlying funds may be added or removed during the year. Visit capitalgroup.com for current allocations. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series	9

American Funds 2065 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	1,348,380	$77,033
New Perspective Fund, Class R-6	1,616,084	77,006
AMCAP Fund, Class R-6[1]	1,760,352	53,902
The Growth Fund of America, Class R-6	1,019,905	53,902
The New Economy Fund, Class R-6[1]	886,870	38,499
New World Fund, Inc., Class R-6	491,766	30,819
EuroPacific Growth Fund, Class R-6	335,566	15,396
		346,557

Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	1,417,992	69,170
Fundamental Investors, Class R-6	1,152,443	69,169
Washington Mutual Investors Fund, Class R-6	1,191,136	61,844
The Investment Company of America, Class R-6	1,297,726	53,765
American Mutual Fund, Class R-6	789,935	38,699
		292,647

Balanced funds 12%
American Balanced Fund, Class R-6	1,638,462	46,204
American Funds Global Balanced Fund, Class R-6	1,492,861	46,204
		92,408

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	3,205,880	38,535

Total investment securities 100% (cost: $899,384,000)		770,147
Other assets less liabilities 0%		(161)

Net assets 100%		$769,986

10	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6[1]	$38,455	$63,778	$373	$(48)	$(24,779)	$77,033	$—	$3,703
New Perspective Fund, Class R-6	38,455	60,133	335	(34)	(21,213)	77,006	271	2,802
AMCAP Fund, Class R-6[1]	26,918	43,253	153	(15)	(16,101)	53,902	—	3,575
The Growth Fund of America, Class R-6	26,918	42,645	203	(25)	(15,433)	53,902	117	2,361
The New Economy Fund, Class R-6[1]	19,228	30,870	146	(14)	(11,439)	38,499	—	1,565
New World Fund, Inc., Class R-6	15,382	24,144	179	(21)	(8,507)	30,819	143	1,085
EuroPacific Growth Fund, Class R-6	7,691	12,262	54	(6)	(4,497)	15,396	145	379
						346,557
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	38,455	48,998	3,677	38	(14,644)	69,170	1,107	1,978
Fundamental Investors, Class R-6	34,609	47,770	81	(4)	(13,125)	69,169	812	3,629
Washington Mutual Investors Fund, Class R-6	30,764	37,084	353	(12)	(5,639)	61,844	822	1,964
The Investment Company of America, Class R-6	30,764	35,792	3,746	86	(9,131)	53,765	654	2,009
American Mutual Fund, Class R-6	19,228	21,732	220	(12)	(2,029)	38,699	567	656
						292,647
Balanced funds 12%
American Balanced Fund, Class R-6	19,227	33,364	329	(8)	(6,050)	46,204	546	878
American Funds Global Balanced Fund, Class R-6	19,228	35,817	221	(7)	(8,613)	46,204	649	1,100
						92,408
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	19,228	25,205	842	(37)	(5,019)	38,535	781	—
Total 100%				$(119)	$(166,219)	$770,147	$6,614	$27,684

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	11

American Funds 2060 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	10,998,092	$628,321
New Perspective Fund, Class R-6	13,107,769	624,585
AMCAP Fund, Class R-6[1]	14,271,798	437,003
The Growth Fund of America, Class R-6	8,268,731	437,002
The New Economy Fund, Class R-6[1]	7,186,069	311,947
New World Fund, Inc., Class R-6	3,982,587	249,589
EuroPacific Growth Fund, Class R-6	2,710,482	124,357
		2,812,804

Growth-and-income funds 38%
Fundamental Investors, Class R-6	9,384,370	563,250
Capital World Growth and Income Fund, Class R-6	11,439,371	558,013
Washington Mutual Investors Fund, Class R-6	9,744,905	505,955
The Investment Company of America, Class R-6	10,522,333	435,940
American Mutual Fund, Class R-6	6,445,800	315,780
		2,378,938

Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	12,106,674	374,701
American Balanced Fund, Class R-6	13,286,955	374,692
		749,393

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	25,925,367	311,623

Total investment securities 100% (cost: $6,860,717,000)		6,252,758
Other assets less liabilities 0%		(940)

Net assets 100%		$6,251,818

12	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6[1]	$591,348	$330,983	$925	$481	$(293,566)	$628,321	$—	$50,451
New Perspective Fund, Class R-6	603,869	261,296	926	454	(240,108)	624,585	3,691	38,177
AMCAP Fund, Class R-6[1]	420,886	195,474	1,698	312	(177,971)	437,003	—	37,767
The Growth Fund of America, Class R-6	425,249	193,988	2,726	432	(179,941)	437,002	1,577	31,932
The New Economy Fund, Class R-6[1]	299,182	146,513	459	211	(133,500)	311,947	—	21,154
New World Fund, Inc., Class R-6	235,623	109,869	370	162	(95,695)	249,589	1,938	14,633
EuroPacific Growth Fund, Class R-6	117,231	57,637	183	69	(50,397)	124,357	1,920	4,813
						2,812,804
Growth-and-income funds 38%
Fundamental Investors, Class R-6	538,279	175,738	2,213	390	(148,944)	563,250	8,852	45,721
Capital World Growth and Income Fund, Class R-6	598,100	182,237	61,306	1,738	(162,756)	558,013	11,529	27,246
Washington Mutual Investors Fund, Class R-6	478,484	88,951	1,736	328	(60,072)	505,955	8,814	21,972
The Investment Company of America, Class R-6	478,484	119,135	61,298	3,531	(103,912)	435,940	6,834	25,677
American Mutual Fund, Class R-6	298,995	40,002	481	176	(22,912)	315,780	6,184	9,278
						2,378,938
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	298,855	173,706	4,297	(71)	(93,492)	374,701	7,026	15,039
American Balanced Fund, Class R-6	298,856	141,345	1,132	131	(64,508)	374,692	5,783	11,377
						749,393
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	298,663	66,889	3,895	(90)	(49,944)	311,623	8,221	—
Total 100%				$8,254	$(1,877,718)	$6,252,758	$72,369	$355,237

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	13

American Funds 2055 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	20,089,669	$1,147,724
New Perspective Fund, Class R-6	23,902,158	1,138,938
The Growth Fund of America, Class R-6	16,038,057	847,611
AMCAP Fund, Class R-6[1]	27,679,697	847,552
The New Economy Fund, Class R-6[1]	13,933,176	604,839
New World Fund, Inc., Class R-6	7,725,913	484,183
EuroPacific Growth Fund, Class R-6	5,246,169	240,694
American Funds Global Insight Fund, Class R-6	8,188,573	143,955
		5,455,496

Growth-and-income funds 38%
Fundamental Investors, Class R-6	18,241,430	1,094,851
Capital World Growth and Income Fund, Class R-6	22,215,098	1,083,652
Washington Mutual Investors Fund, Class R-6	18,954,515	984,118
The Investment Company of America, Class R-6	18,869,939	781,782
American Mutual Fund, Class R-6	14,063,232	688,958
		4,633,361

Balanced funds 12%
American Balanced Fund, Class R-6	25,698,848	724,707
American Funds Global Balanced Fund, Class R-6	23,410,618	724,559
		1,449,266

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	49,956,965	600,483

Total investment securities 100% (cost: $12,896,352,000)		12,138,606
Other assets less liabilities 0%		(2,114)

Net assets 100%		$12,136,492

14	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6[1]	$1,217,119	$517,208	$3,171	$(480)	$(582,952)	$1,147,724	$—	$102,511
New Perspective Fund, Class R-6	1,242,674	388,335	18,415	1,443	(475,099)	1,138,938	7,500	77,570
The Growth Fund of America, Class R-6	912,693	332,443	24,355	144	(373,314)	847,611	3,332	67,484
AMCAP Fund, Class R-6[1]	903,641	320,403	10,118	(942)	(365,432)	847,552	—	77,245
The New Economy Fund, Class R-6[1]	640,709	241,608	617	345	(277,206)	604,839	—	44,642
New World Fund, Inc., Class R-6	499,790	182,311	498	228	(197,648)	484,183	4,085	30,846
EuroPacific Growth Fund, Class R-6	248,027	96,505	246	99	(103,691)	240,694	4,020	10,038
American Funds Global Insight Fund, Class R-6	99,751	69,422	100	3	(25,121)	143,955	904	—
						5,455,496
Growth-and-income funds 38%
Fundamental Investors, Class R-6	1,145,755	257,509	2,556	534	(306,391)	1,094,851	18,191	95,976
Capital World Growth and Income Fund, Class R-6	1,273,515	268,386	128,080	3,641	(333,810)	1,083,652	23,413	58,027
Washington Mutual Investors Fund, Class R-6	1,030,140	90,797	10,520	577	(126,876)	984,118	18,306	46,418
The Investment Company of America, Class R-6	973,813	129,569	128,259	18,999	(212,340)	781,782	13,014	50,784
American Mutual Fund, Class R-6	686,610	57,328	2,974	244	(52,250)	688,958	14,044	21,333
						4,633,361
Balanced funds 12%
American Balanced Fund, Class R-6	637,312	221,322	1,313	238	(132,852)	724,707	11,970	24,214
American Funds Global Balanced Fund, Class R-6	637,292	281,114	775	203	(193,275)	724,559	14,479	32,060
						1,449,266
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	635,255	97,417	30,571	(2,958)	(98,660)	600,483	16,775	—
Total 100%				$22,318	$(3,856,917)	$12,138,606	$150,033	$739,148

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	15

American Funds 2050 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 44%	Shares	Value (000)
New Perspective Fund, Class R-6	35,755,937	$1,703,770
SMALLCAP World Fund, Inc., Class R-6[1]	28,128,849	1,607,001
AMCAP Fund, Class R-6[1]	43,249,298	1,324,294
The Growth Fund of America, Class R-6	25,053,742	1,324,090
The New Economy Fund, Class R-6[1]	19,123,767	830,163
New World Fund, Inc., Class R-6	10,252,993	642,555
American Funds Global Insight Fund, Class R-6	27,908,961	490,640
EuroPacific Growth Fund, Class R-6	8,165,261	374,622
		8,297,135

Growth-and-income funds 37%
Fundamental Investors, Class R-6	26,459,673	1,588,110
Washington Mutual Investors Fund, Class R-6	30,472,441	1,582,129
Capital World Growth and Income Fund, Class R-6	32,054,277	1,563,608
American Mutual Fund, Class R-6	26,808,344	1,313,341
The Investment Company of America, Class R-6	24,390,262	1,010,488
		7,057,676

Equity-income funds 2%
The Income Fund of America, Class R-6	9,817,871	223,553
Capital Income Builder, Class R-6	3,686,879	222,945
		446,498

Balanced funds 12%
American Balanced Fund, Class R-6	44,135,932	1,244,633
American Funds Global Balanced Fund, Class R-6	32,836,818	1,016,300
		2,260,933

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	77,521,241	931,805

Total investment securities 100% (cost: $19,581,145,000)		18,994,047
Other assets less liabilities 0%		(3,084)

Net assets 100%		$18,990,963

16	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
New Perspective Fund, Class R-6	$1,915,758	$542,270	$37,988	$4,149	$(720,419)	$1,703,770	$11,361	$117,500
SMALLCAP World Fund, Inc., Class R-6[1]	1,793,018	660,137	6,489	(24)	(839,641)	1,607,001	—	148,261
AMCAP Fund, Class R-6[1]	1,485,765	443,585	17,367	2,652	(590,341)	1,324,294	—	122,783
The Growth Fund of America, Class R-6	1,502,328	468,136	46,617	4,492	(604,249)	1,324,090	5,379	108,923
The New Economy Fund, Class R-6[1]	971,361	264,734	1,647	1,063	(405,348)	830,163	—	66,494
New World Fund, Inc., Class R-6	732,651	190,859	1,305	633	(280,283)	642,555	5,939	44,849
American Funds Global Insight Fund, Class R-6	493,932	103,192	879	22	(105,627)	490,640	4,449	—
EuroPacific Growth Fund, Class R-6	406,064	135,127	717	306	(166,158)	374,622	6,559	16,308
						8,297,135
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,795,952	265,765	3,164	1,750	(472,193)	1,588,110	27,769	148,709
Washington Mutual Investors Fund, Class R-6	1,696,143	113,578	20,089	2,218	(209,721)	1,582,129	29,909	76,021
Capital World Growth and Income Fund, Class R-6	1,916,794	266,013	115,115	4,179	(508,263)	1,563,608	35,425	90,485
American Mutual Fund, Class R-6	1,342,021	82,211	9,604	983	(102,270)	1,313,341	27,168	41,265
The Investment Company of America, Class R-6	1,319,485	99,888	140,781	27,304	(295,408)	1,010,488	17,758	70,487
						7,057,676
Equity-income funds 2%
The Income Fund of America, Class R-6	161,473	88,242	303	75	(25,934)	223,553	6,019	6,356
Capital Income Builder, Class R-6	161,462	87,240	303	65	(25,519)	222,945	6,732	—
						446,498
Balanced funds 12%
American Balanced Fund, Class R-6	1,210,697	263,682	2,423	1,089	(228,412)	1,244,633	20,701	41,988
American Funds Global Balanced Fund, Class R-6	1,042,756	260,503	2,104	548	(285,403)	1,016,300	21,492	48,696
						2,260,933
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,036,889	87,079	31,293	(2,412)	(158,458)	931,805	26,723	—
Total 100%				$49,092	$(6,023,647)	$18,994,047	$253,383	$1,149,125

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	17

American Funds 2045 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 42%	Shares	Value (000)
New Perspective Fund, Class R-6	35,776,392	$1,704,745
SMALLCAP World Fund, Inc., Class R-6[1]	28,495,258	1,627,934
AMCAP Fund, Class R-6[1]	49,949,638	1,529,458
The Growth Fund of America, Class R-6	28,939,601	1,529,458
The New Economy Fund, Class R-6[1]	20,090,558	872,131
American Funds Global Insight Fund, Class R-6	44,628,879	784,576
New World Fund, Inc., Class R-6	10,429,273	653,603
EuroPacific Growth Fund, Class R-6	9,455,800	433,832
		9,135,737

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	33,772,425	1,753,464
Fundamental Investors, Class R-6	28,129,680	1,688,343
Capital World Growth and Income Fund, Class R-6	34,075,313	1,662,194
American Mutual Fund, Class R-6	33,768,728	1,654,330
The Investment Company of America, Class R-6	22,853,826	946,834
		7,705,165

Equity-income funds 6%
The Income Fund of America, Class R-6	30,602,824	696,826
Capital Income Builder, Class R-6	9,314,433	563,244
		1,260,070

Balanced funds 12%
American Balanced Fund, Class R-6	58,680,223	1,654,782
American Funds Global Balanced Fund, Class R-6	34,967,178	1,082,234
		2,737,016

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	89,259,957	1,072,905

Total investment securities 100% (cost: $22,320,638,000)		21,910,893
Other assets less liabilities 0%		(3,823)

Net assets 100%		$21,907,070

18	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 42%
New Perspective Fund, Class R-6	$2,013,613	$439,618	$1,104	$687	$(748,069)	$1,704,745	$12,012	$124,237
SMALLCAP World Fund, Inc., Class R-6[1]	1,827,036	660,000	3,193	(486)	(855,423)	1,627,934	—	151,463
AMCAP Fund, Class R-6[1]	1,721,828	490,622	943	599	(682,648)	1,529,458	—	142,775
The Growth Fund of America, Class R-6	1,735,761	498,896	7,348	(977)	(696,874)	1,529,458	6,250	126,555
The New Economy Fund, Class R-6[1]	970,093	313,262	523	341	(411,042)	872,131	—	66,515
American Funds Global Insight Fund, Class R-6	812,373	143,861	449	11	(171,220)	784,576	7,142	—
New World Fund, Inc., Class R-6	704,669	220,409	386	188	(271,277)	653,603	5,648	42,650
EuroPacific Growth Fund, Class R-6	469,879	153,471	253	112	(189,377)	433,832	7,423	18,505
						9,135,737
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	1,869,358	117,430	3,115	603	(230,812)	1,753,464	33,154	84,276
Fundamental Investors, Class R-6	1,913,690	275,940	1,071	612	(500,828)	1,688,343	29,540	158,163
Capital World Growth and Income Fund, Class R-6	1,898,536	302,326	1,073	521	(538,116)	1,662,194	37,653	96,233
American Mutual Fund, Class R-6	1,705,113	86,214	9,572	299	(127,724)	1,654,330	34,248	51,966
The Investment Company of America, Class R-6	1,120,636	83,713	630	312	(257,197)	946,834	16,846	66,868
						7,705,165
Equity-income funds 6%
The Income Fund of America, Class R-6	665,014	127,184	425	88	(95,035)	696,826	22,460	25,610
Capital Income Builder, Class R-6	568,398	70,986	333	66	(75,873)	563,244	21,495	—
						1,260,070
Balanced funds 12%
American Balanced Fund, Class R-6	1,776,670	182,032	2,690	413	(301,643)	1,654,782	27,611	55,818
American Funds Global Balanced Fund, Class R-6	1,196,455	182,996	690	181	(296,708)	1,082,234	22,384	50,139
						2,737,016
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,188,398	106,880	36,038	(1,832)	(184,503)	1,072,905	30,998	—
Total 100%				$1,738	$(6,634,369)	$21,910,893	$314,864	$1,261,773

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	19

American Funds 2040 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 38%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	62,048,932	$1,899,938
The Growth Fund of America, Class R-6	35,887,514	1,896,655
New Perspective Fund, Class R-6	39,777,339	1,895,390
SMALLCAP World Fund, Inc., Class R-6[1]	30,664,105	1,751,840
American Funds Global Insight Fund, Class R-6	62,082,397	1,091,409
The New Economy Fund, Class R-6[1]	24,819,225	1,077,403
New World Fund, Inc., Class R-6	10,271,863	643,738
EuroPacific Growth Fund, Class R-6	5,186,164	237,941
		10,494,314

Growth-and-income funds 34%
Fundamental Investors, Class R-6	34,233,938	2,054,721
Capital World Growth and Income Fund, Class R-6	41,596,838	2,029,094
American Mutual Fund, Class R-6	39,665,967	1,943,236
Washington Mutual Investors Fund, Class R-6	34,593,355	1,796,087
The Investment Company of America, Class R-6	26,466,676	1,096,514
International Growth and Income Fund, Class R-6	10,361,597	296,549
		9,216,201

Equity-income funds 7%
The Income Fund of America, Class R-6	48,049,973	1,094,098
Capital Income Builder, Class R-6	13,504,088	816,592
		1,910,690

Balanced funds 13%
American Balanced Fund, Class R-6	77,097,608	2,174,152
American Funds Global Balanced Fund, Class R-6	43,572,111	1,348,557
		3,522,709

Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	112,745,327	1,355,199
American Funds Inflation Linked Bond Fund, Class R-6	49,951,397	481,531
American Funds Multi-Sector Income Fund, Class R-6	36,353,607	317,731
		2,154,461

Total investment securities 100% (cost: $27,361,120,000)		27,298,375
Other assets less liabilities 0%		(4,494)

Net assets 100%		$27,293,881

20	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
AMCAP Fund, Class R-6[1]	$2,204,313	$558,062	$5,531	$2,291	$(859,197)	$1,899,938	$—	$178,340
The Growth Fund of America, Class R-6	2,222,508	588,175	33,027	(2,976)	(878,025)	1,896,655	7,973	161,446
New Perspective Fund, Class R-6	2,177,784	541,652	11,613	378	(812,811)	1,895,390	12,972	134,165
SMALLCAP World Fund, Inc., Class R-6[1]	2,010,214	697,613	23,377	(7,772)	(924,838)	1,751,840	—	165,525
American Funds Global Insight Fund, Class R-6	1,208,373	131,886	2,413	61	(246,498)	1,091,409	10,630	—
The New Economy Fund, Class R-6[1]	1,230,552	364,443	2,392	1,562	(516,762)	1,077,403	—	83,853
New World Fund, Inc., Class R-6	766,839	168,417	1,517	737	(290,738)	643,738	6,102	46,082
EuroPacific Growth Fund, Class R-6	391,082	28,231	41,793	(9,388)	(130,191)	237,941	6,052	14,834
						10,494,314
Growth-and-income funds 34%
Fundamental Investors, Class R-6	2,328,486	337,953	6,809	2,187	(607,096)	2,054,721	35,869	191,635
Capital World Growth and Income Fund, Class R-6	2,311,508	369,247	4,672	2,278	(649,267)	2,029,094	45,533	116,041
American Mutual Fund, Class R-6	2,169,770	127,421	190,560	(7,002)	(156,393)	1,943,236	42,564	66,028
Washington Mutual Investors Fund, Class R-6	2,066,090	147,556	161,682	(8,546)	(247,331)	1,796,087	35,925	92,918
The Investment Company of America, Class R-6	1,225,389	154,124	2,482	1,247	(281,764)	1,096,514	18,639	73,009
International Growth and Income Fund, Class R-6	205,101	174,185	459	155	(82,433)	296,549	8,079	9,681
						9,216,201
Equity-income funds 7%
The Income Fund of America, Class R-6	1,207,216	129,291	76,323	(7,376)	(158,710)	1,094,098	39,144	46,212
Capital Income Builder, Class R-6	902,996	79,812	49,365	(4,168)	(112,683)	816,592	33,391	—
						1,910,690
Balanced funds 13%
American Balanced Fund, Class R-6	2,438,726	180,675	39,802	(1,148)	(404,299)	2,174,152	37,243	76,155
American Funds Global Balanced Fund, Class R-6	1,515,366	204,089	3,145	818	(368,571)	1,348,557	28,006	63,377
						3,522,709
Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	1,885,533	299,493	559,044	(67,728)	(203,055)	1,355,199	46,629	—
American Funds Inflation Linked Bond Fund, Class R-6	231,563	300,560	499	64	(50,157)	481,531	8,293	—
American Funds Multi-Sector Income Fund, Class R-6	—	331,961	—	—	(14,230)	317,731	4,700	—
						2,154,461
Total 100%				$(104,326)	$(7,995,049)	$27,298,375	$427,744	$1,519,301

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	21

American Funds 2035 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 29%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	64,516,317	$1,975,490
The Growth Fund of America, Class R-6	37,244,032	1,968,347
SMALLCAP World Fund, Inc., Class R-6[1]	26,566,588	1,517,749
New Perspective Fund, Class R-6	30,648,803	1,460,415
American Funds Global Insight Fund, Class R-6	70,632,570	1,241,721
The New Economy Fund, Class R-6[1]	12,424,017	539,327
New World Fund, Inc., Class R-6	4,265,134	267,296
		8,970,345

Growth-and-income funds 32%
American Mutual Fund, Class R-6	45,326,884	2,220,564
Capital World Growth and Income Fund, Class R-6	44,691,408	2,180,047
Fundamental Investors, Class R-6	33,898,792	2,034,605
Washington Mutual Investors Fund, Class R-6	33,459,860	1,737,236
The Investment Company of America, Class R-6	30,254,205	1,253,432
International Growth and Income Fund, Class R-6	21,234,183	607,722
		10,033,606

Equity-income funds 8%
The Income Fund of America, Class R-6	54,404,196	1,238,783
Capital Income Builder, Class R-6	18,307,203	1,107,037
		2,345,820

Balanced funds 13%
American Balanced Fund, Class R-6	87,824,519	2,476,652
American Funds Global Balanced Fund, Class R-6	49,441,206	1,530,205
		4,006,857

Fixed income funds 18%
U.S. Government Securities Fund, Class R-6	127,276,947	1,529,869
American Funds Inflation Linked Bond Fund, Class R-6	133,278,267	1,284,802
American Funds Mortgage Fund, Class R-6	103,625,719	907,761
American Funds Multi-Sector Income Fund, Class R-6	90,066,679	787,183

22	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund (continued)

Fixed income funds (continued)	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	43,638,531	$534,572
American Funds Strategic Bond Fund, Class R-6	36,866,311	348,018
Capital World Bond Fund, Class R-6	22,746,273	348,018
		5,740,223

Total investment securities 100% (cost: $31,229,074,000)		31,096,851
Other assets less liabilities 0%		(5,153)

Net assets 100%		$31,091,698

American Funds Target Date Retirement Series	23

American Funds 2035 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 29%
AMCAP Fund, Class R-6[1]	$2,369,241	$532,193	$14,155	$(2,480)	$(909,309)	$1,975,490	$—	$191,125
The Growth Fund of America, Class R-6	2,387,331	553,293	29,926	(6,384)	(935,967)	1,968,347	8,588	173,900
SMALLCAP World Fund, Inc., Class R-6[1]	1,802,270	549,526	15,217	(5,863)	(812,967)	1,517,749	—	144,475
New Perspective Fund, Class R-6	1,971,356	210,837	21,534	(3,164)	(697,080)	1,460,415	11,759	121,625
American Funds Global Insight Fund, Class R-6	1,294,673	223,668	772	19	(275,867)	1,241,721	11,482	—
The New Economy Fund, Class R-6[1]	931,023	63,841	99,251	(38,108)	(318,178)	539,327	—	63,534
New World Fund, Inc., Class R-6	437,734	29,245	48,333	(2,249)	(149,101)	267,296	3,420	25,825
						8,970,345
Growth-and-income funds 32%
American Mutual Fund, Class R-6	2,444,062	134,042	173,235	(9,099)	(175,206)	2,220,564	48,273	74,483
Capital World Growth and Income Fund, Class R-6	2,394,290	457,115	1,448	706	(670,616)	2,180,047	47,560	120,254
Fundamental Investors, Class R-6	2,296,695	336,505	1,383	810	(598,022)	2,034,605	35,434	189,293
Washington Mutual Investors Fund, Class R-6	1,977,561	136,545	131,586	(7,886)	(237,398)	1,737,236	34,531	89,224
The Investment Company of America, Class R-6	1,379,017	190,943	836	427	(316,119)	1,253,432	21,096	82,281
International Growth and Income Fund, Class R-6	666,145	160,871	397	139	(219,036)	607,722	20,085	28,011
						10,033,606
Equity-income funds 8%
The Income Fund of America, Class R-6	1,348,346	119,630	43,812	(4,322)	(181,059)	1,238,783	43,836	51,289
Capital Income Builder, Class R-6	1,128,616	128,651	1,531	150	(148,849)	1,107,037	42,634	—
						2,345,820
Balanced funds 13%
American Balanced Fund, Class R-6	2,714,517	226,091	7,384	(471)	(456,101)	2,476,652	41,978	85,276
American Funds Global Balanced Fund, Class R-6	1,679,239	270,576	1,050	275	(418,835)	1,530,205	31,954	71,286
						4,006,857
Fixed income funds 18%
U.S. Government Securities Fund, Class R-6	2,593,375	259,801	979,808	(120,817)	(222,682)	1,529,869	60,420	—
American Funds Inflation Linked Bond Fund, Class R-6	929,420	530,801	7,417	3	(168,005)	1,284,802	33,731	—
American Funds Mortgage Fund, Class R-6	656,826	375,138	425	5	(123,783)	907,761	14,057	—
American Funds Multi-Sector Income Fund, Class R-6	—	825,678	—	—	(38,495)	787,183	12,476	—
Intermediate Bond Fund of America, Class R-6	519,070	205,010	123,015	(8,888)	(57,605)	534,572	12,727	—
American Funds Strategic Bond Fund, Class R-6	—	376,579	—	—	(28,561)	348,018	2,209	—
Capital World Bond Fund, Class R-6	654,741	295,555	426,746	(104,625)	(70,907)	348,018	16,904	—
						5,740,223
Total 100%				$(311,822)	$(8,229,748)	$31,096,851	$555,154	$1,511,881

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

24	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 20%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	69,693,807	$2,134,024
The Growth Fund of America, Class R-6	32,519,979	1,718,681
American Funds Global Insight Fund, Class R-6	70,043,771	1,231,370
SMALLCAP World Fund, Inc., Class R-6[1]	17,999,176	1,028,293
New Perspective Fund, Class R-6	17,820,427	849,143
		6,961,511

Growth-and-income funds 29%
American Mutual Fund, Class R-6	52,014,897	2,548,210
Capital World Growth and Income Fund, Class R-6	51,484,239	2,511,401
Washington Mutual Investors Fund, Class R-6	35,367,325	1,836,272
Fundamental Investors, Class R-6	25,864,884	1,552,410
The Investment Company of America, Class R-6	29,997,496	1,242,796
International Growth and Income Fund, Class R-6	24,284,190	695,014
		10,386,103

Equity-income funds 8%
The Income Fund of America, Class R-6	62,914,808	1,432,570
Capital Income Builder, Class R-6	23,530,614	1,422,896
		2,855,466

Balanced funds 13%
American Balanced Fund, Class R-6	101,111,440	2,851,343
American Funds Global Balanced Fund, Class R-6	56,962,627	1,762,993
		4,614,336

Fixed income funds 30%
American Funds Inflation Linked Bond Fund, Class R-6	202,701,733	1,954,045
U.S. Government Securities Fund, Class R-6	144,278,401	1,734,226
American Funds Mortgage Fund, Class R-6	197,830,594	1,732,996
The Bond Fund of America, Class R-6	130,888,686	1,451,556
Intermediate Bond Fund of America, Class R-6	118,492,284	1,451,530
American Funds Multi-Sector Income Fund, Class R-6	120,293,046	1,051,361
Capital World Bond Fund, Class R-6	45,137,033	690,597
American Funds Strategic Bond Fund, Class R-6	72,089,209	680,522
		10,746,833

Total investment securities 100% (cost: $36,266,403,000)		35,564,249
Other assets less liabilities 0%		(5,938)

Net assets 100%		$35,558,311

American Funds Target Date Retirement Series	25

American Funds 2030 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
AMCAP Fund, Class R-6[1]	$2,489,897	$647,846	$37,134	$(3,168)	$(963,417)	$2,134,024	$—	$203,069
The Growth Fund of America, Class R-6	2,227,142	421,164	69,856	(4,622)	(855,147)	1,718,681	7,934	160,651
American Funds Global Insight Fund, Class R-6	1,399,986	121,606	6,170	(201)	(283,851)	1,231,370	12,277	—
SMALLCAP World Fund, Inc., Class R-6[1]	1,332,833	295,149	18,289	(1,745)	(579,655)	1,028,293	—	104,059
New Perspective Fund, Class R-6	1,087,592	159,954	6,257	1,367	(393,513)	849,143	6,472	66,935
						6,961,511
Growth-and-income funds 29%
American Mutual Fund, Class R-6	2,806,502	149,957	200,089	(3,711)	(204,449)	2,548,210	55,175	85,319
Capital World Growth and Income Fund, Class R-6	2,771,976	518,798	10,084	3,918	(773,207)	2,511,401	54,648	137,985
Washington Mutual Investors Fund, Class R-6	2,010,672	135,221	61,968	(1,855)	(245,798)	1,836,272	35,337	90,496
Fundamental Investors, Class R-6	1,989,437	216,489	138,181	(13,736)	(501,599)	1,552,410	29,916	163,224
The Investment Company of America, Class R-6	1,467,648	119,617	9,080	1,384	(336,773)	1,242,796	22,017	87,355
International Growth and Income Fund, Class R-6	763,938	184,143	2,249	766	(251,584)	695,014	23,039	31,957
						10,386,103
Equity-income funds 8%
The Income Fund of America, Class R-6	1,547,141	128,432	31,710	(526)	(210,767)	1,432,570	50,056	58,371
Capital Income Builder, Class R-6	1,548,337	98,889	25,537	40	(198,833)	1,422,896	56,888	—
						2,855,466
Balanced funds 13%
American Balanced Fund, Class R-6	3,139,775	243,752	9,591	4,336	(526,929)	2,851,343	48,190	97,507
American Funds Global Balanced Fund, Class R-6	1,941,771	301,738	5,931	1,561	(476,146)	1,762,993	36,317	81,279
						4,614,336
Fixed income funds 30%
American Funds Inflation Linked Bond Fund, Class R-6	1,693,463	564,744	23,510	605	(281,257)	1,954,045	60,668	—
U.S. Government Securities Fund, Class R-6	2,579,873	211,718	702,095	(87,489)	(267,781)	1,734,226	61,349	—
American Funds Mortgage Fund, Class R-6	1,938,075	174,227	95,945	(6,489)	(276,872)	1,732,996	31,957	—
The Bond Fund of America, Class R-6	746,663	913,318	2,418	77	(206,084)	1,451,556	28,223	4,185
Intermediate Bond Fund of America, Class R-6	2,334,662	331,021	975,463	(83,108)	(155,582)	1,451,530	46,187	—
American Funds Multi-Sector Income Fund, Class R-6	—	1,102,708	—	—	(51,347)	1,051,361	16,714	—
Capital World Bond Fund, Class R-6	1,926,060	266,671	1,071,746	(257,643)	(172,745)	690,597	43,379	—
American Funds Strategic Bond Fund, Class R-6	—	740,486	—	—	(59,964)	680,522	4,670	—
						10,746,833
Total 100%				$(450,239)	$(8,273,300)	$35,564,249	$731,413	$1,372,392

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

26	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 11%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	40,840,644	$1,250,541
American Funds Global Insight Fund, Class R-6	50,070,564	880,241
The Growth Fund of America, Class R-6	9,307,965	491,926
SMALLCAP World Fund, Inc., Class R-6[1]	4,507,360	257,505
New Perspective Fund, Class R-6	5,359,372	255,374
		3,135,587

Growth-and-income funds 26%
American Mutual Fund, Class R-6	39,286,102	1,924,626
Capital World Growth and Income Fund, Class R-6	38,905,100	1,897,791
Washington Mutual Investors Fund, Class R-6	29,168,862	1,514,447
Fundamental Investors, Class R-6	14,859,443	891,864
The Investment Company of America, Class R-6	21,503,331	890,883
International Growth and Income Fund, Class R-6	14,449,098	413,533
		7,533,144

Equity-income funds 11%
The Income Fund of America, Class R-6	81,275,506	1,850,643
Capital Income Builder, Class R-6	21,984,217	1,329,386
		3,180,029

Balanced funds 12%
American Balanced Fund, Class R-6	83,344,528	2,350,316
American Funds Global Balanced Fund, Class R-6	41,915,601	1,297,288
		3,647,604

Fixed income funds 40%
The Bond Fund of America, Class R-6	194,446,078	2,156,407
American Funds Inflation Linked Bond Fund, Class R-6	211,896,870	2,042,686
Intermediate Bond Fund of America, Class R-6	129,961,188	1,592,025
American Funds Mortgage Fund, Class R-6	180,141,617	1,578,041

American Funds Target Date Retirement Series	27

American Funds 2025 Target Date Retirement Fund (continued)

Fixed income funds (continued)	Shares	Value (000)
U.S. Government Securities Fund, Class R-6	118,063,021	$1,419,117
American Funds Multi-Sector Income Fund, Class R-6	118,062,641	1,031,867
American Funds Strategic Bond Fund, Class R-6	76,019,501	717,624
Capital World Bond Fund, Class R-6	37,093,660	567,533
American High-Income Trust, Class R-6	55,512,100	500,719
		11,606,019

Total investment securities 100% (cost: $29,538,612,000)		29,102,383
Other assets less liabilities 0%		(5,145)

Net assets 100%		$29,097,238

28	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 11%
AMCAP Fund, Class R-6[1]	$1,749,950	$197,881	$72,187	$(5,811)	$(619,292)	$1,250,541	$—	$128,663
American Funds Global Insight Fund, Class R-6	986,036	92,607	1,149	29	(197,282)	880,241	8,663	—
The Growth Fund of America, Class R-6	939,773	69,288	178,430	(2,474)	(336,231)	491,926	3,261	66,027
SMALLCAP World Fund, Inc., Class R-6[1]	472,349	36,947	55,715	(26,379)	(169,697)	257,505	—	36,947
New Perspective Fund, Class R-6	485,336	32,428	98,662	15,166	(178,894)	255,374	2,859	29,569
						3,135,587
Growth-and-income funds 26%
American Mutual Fund, Class R-6	2,279,860	130,449	326,286	6,662	(166,059)	1,924,626	43,184	69,438
Capital World Growth and Income Fund, Class R-6	2,244,124	318,084	43,670	(7,939)	(612,808)	1,897,791	43,766	111,918
Washington Mutual Investors Fund, Class R-6	1,717,679	116,433	111,805	(2,888)	(204,972)	1,514,447	29,846	76,458
Fundamental Investors, Class R-6	1,012,406	152,451	10,347	(116)	(262,530)	891,864	15,627	83,393
The Investment Company of America, Class R-6	1,031,373	107,647	12,638	(1,205)	(234,294)	890,883	15,577	61,502
International Growth and Income Fund, Class R-6	538,693	48,704	2,733	77	(171,208)	413,533	15,196	22,577
						7,533,144
Equity-income funds 11%
The Income Fund of America, Class R-6	1,824,963	285,236	4,487	676	(255,745)	1,850,643	60,923	68,832
Capital Income Builder, Class R-6	1,441,339	75,828	2,270	461	(185,972)	1,329,386	52,782	—
						3,180,029
Balanced funds 12%
American Balanced Fund, Class R-6	2,669,812	172,328	48,681	(2,258)	(440,885)	2,350,316	40,786	83,066
American Funds Global Balanced Fund, Class R-6	1,532,480	132,191	1,821	544	(366,106)	1,297,288	27,937	63,326
						3,647,604
Fixed income funds 40%
The Bond Fund of America, Class R-6	2,047,668	557,644	34,431	(3,827)	(410,647)	2,156,407	57,343	10,664
American Funds Inflation Linked Bond Fund, Class R-6	1,900,996	506,706	61,994	(2,006)	(301,016)	2,042,686	67,768	—
Intermediate Bond Fund of America, Class R-6	2,981,947	168,098	1,277,313	(100,573)	(180,134)	1,592,025	54,177	—
American Funds Mortgage Fund, Class R-6	1,770,237	121,643	55,988	(3,966)	(253,885)	1,578,041	29,140	—
U.S. Government Securities Fund, Class R-6	1,862,900	90,854	266,969	(33,208)	(234,460)	1,419,117	45,265	—
American Funds Multi-Sector Income Fund, Class R-6	—	1,082,178	—	—	(50,311)	1,031,867	16,410	—
American Funds Strategic Bond Fund, Class R-6	—	780,642	—	—	(63,018)	717,624	4,895	—
Capital World Bond Fund, Class R-6	1,631,184	184,716	889,561	(206,677)	(152,129)	567,533	36,462	—
American High-Income Trust, Class R-6	633,233	204,699	229,422	(30,999)	(76,792)	500,719	34,790	—
						11,606,019
Total 100%				$(406,711)	$(6,124,367)	$29,102,383	$706,657	$912,380

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	29

American Funds 2020 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 4%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	22,086,160	$388,275
AMCAP Fund, Class R-6[1]	9,504,434	291,026
		679,301

Growth-and-income funds 23%
American Mutual Fund, Class R-6	19,443,863	952,555
Capital World Growth and Income Fund, Class R-6	17,497,406	853,524
Washington Mutual Investors Fund, Class R-6	15,325,601	795,705
The Investment Company of America, Class R-6	11,609,858	480,996
Fundamental Investors, Class R-6	8,003,922	480,395
International Growth and Income Fund, Class R-6	2,294,715	65,675
		3,628,850

Equity-income funds 16%
The Income Fund of America, Class R-6	71,868,337	1,636,442
Capital Income Builder, Class R-6	14,574,761	881,336
		2,517,778

Balanced funds 12%
American Balanced Fund, Class R-6	45,294,145	1,277,295
American Funds Global Balanced Fund, Class R-6	20,455,199	633,088
		1,910,383

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	128,047,931	1,234,382
The Bond Fund of America, Class R-6	111,147,147	1,232,622
Intermediate Bond Fund of America, Class R-6	75,509,247	924,988
American Funds Mortgage Fund, Class R-6	105,417,948	923,461
U.S. Government Securities Fund, Class R-6	64,107,785	770,576
American Funds Multi-Sector Income Fund, Class R-6	71,742,462	627,029
American High-Income Trust, Class R-6	52,766,845	475,957
American Funds Strategic Bond Fund, Class R-6	48,280,247	455,765
Capital World Bond Fund, Class R-6	19,893,839	304,376
		6,949,156

Total investment securities 100% (cost: $15,635,480,000)		15,685,468
Other assets less liabilities 0%		(2,873)

Net assets 100%		$15,682,595

30	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
American Funds Global Insight Fund, Class R-6	$513,980	$4,909	$32,014	$(3,022)	$(95,578)	$388,275	$4,475	$—
AMCAP Fund, Class R-6[1]	455,026	42,565	50,611	(2,376)	(153,578)	291,026	—	32,219
						679,301
Growth-and-income funds 23%
American Mutual Fund, Class R-6	1,166,655	73,251	211,293	33,298	(109,356)	952,555	21,523	34,684
Capital World Growth and Income Fund, Class R-6	1,087,793	176,576	116,272	(4,823)	(289,750)	853,524	20,775	53,784
Washington Mutual Investors Fund, Class R-6	973,925	81,124	151,568	20,759	(128,535)	795,705	16,103	40,850
The Investment Company of America, Class R-6	588,463	68,583	45,932	2,714	(132,832)	480,996	8,625	34,168
Fundamental Investors, Class R-6	588,468	81,016	39,895	1,494	(150,688)	480,395	8,818	47,373
International Growth and Income Fund, Class R-6	120,693	7,893	29,248	2,542	(36,205)	65,675	2,881	5,012
						3,628,850
Equity-income funds 16%
The Income Fund of America, Class R-6	1,852,862	163,667	140,131	(86)	(239,870)	1,636,442	57,615	68,519
Capital Income Builder, Class R-6	1,037,879	44,528	76,792	2,338	(126,617)	881,336	36,453	—
						2,517,778
Balanced funds 12%
American Balanced Fund, Class R-6	1,550,498	70,102	95,507	(1,830)	(245,968)	1,277,295	22,747	47,355
American Funds Global Balanced Fund, Class R-6	767,977	54,250	8,504	436	(181,071)	633,088	13,797	31,371
						1,910,383
Fixed income funds 45%
American Funds Inflation Linked Bond Fund,
Class R-6	1,327,250	235,038	134,042	(179)	(193,685)	1,234,382	46,215	—
The Bond Fund of America, Class R-6	1,529,179	89,139	115,196	(8,312)	(262,188)	1,232,622	37,572	7,627
Intermediate Bond Fund of America, Class R-6	1,715,701	75,506	707,461	(45,723)	(113,035)	924,988	30,472	—
American Funds Mortgage Fund, Class R-6	1,142,578	31,954	95,790	(7,543)	(147,738)	923,461	17,493	—
U.S. Government Securities Fund, Class R-6	951,938	31,396	74,082	(6,903)	(131,773)	770,576	23,184	—
American Funds Multi-Sector Income Fund, Class R-6	—	667,285	9,427	(356)	(30,473)	627,029	10,074	—
American High-Income Trust, Class R-6	956,034	53,700	402,393	(46,247)	(85,137)	475,957	42,069	—
American Funds Strategic Bond Fund, Class R-6	—	496,088	—	—	(40,323)	455,765	3,127	—
Capital World Bond Fund, Class R-6	946,186	64,640	506,570	(105,299)	(94,581)	304,376	20,442	—
						6,949,156
Total 100%				$(169,118)	$(2,988,981)	$15,685,468	$444,460	$402,962

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	31

American Funds 2015 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth funds 1%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	2,456,939	$43,193
AMCAP Fund, Class R-6[1]	717,287	21,963
		65,156

Growth-and-income funds 21%
American Mutual Fund, Class R-6	6,183,062	302,908
Capital World Growth and Income Fund, Class R-6	5,150,587	251,246
Washington Mutual Investors Fund, Class R-6	4,297,652	223,134
The Investment Company of America, Class R-6	3,684,543	152,650
Fundamental Investors, Class R-6	2,044,781	122,728
		1,052,666

Equity-income funds 19%
The Income Fund of America, Class R-6	28,132,130	640,569
Capital Income Builder, Class R-6	5,003,737	302,576
		943,145

Balanced funds 12%
American Balanced Fund, Class R-6	13,417,190	378,365
American Funds Global Balanced Fund, Class R-6	6,473,469	200,354
		578,719

Fixed income funds 47%
The Bond Fund of America, Class R-6	37,705,949	418,159
American Funds Inflation Linked Bond Fund, Class R-6	40,523,442	390,646
Intermediate Bond Fund of America, Class R-6	30,762,348	376,839
American Funds Mortgage Fund, Class R-6	33,564,306	294,023
American Funds Multi-Sector Income Fund, Class R-6	22,858,197	199,780
American Funds Strategic Bond Fund, Class R-6	18,180,426	171,623
American High-Income Trust, Class R-6	17,070,713	153,978
Short-Term Bond Fund of America, Class R-6	14,892,364	139,988
U.S. Government Securities Fund, Class R-6	8,583,092	103,169
Capital World Bond Fund, Class R-6	6,360,705	97,319
		2,345,524

Total investment securities 100% (cost: $4,864,633,000)		4,985,210
Other assets less liabilities 0%		(957)

Net assets 100%		$4,984,253

32	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
American Funds Global Insight Fund, Class R-6	$75,185	$651	$19,278	$(1,893)	$(11,472)	$43,193	$651	$—
AMCAP Fund, Class R-6[1]	39,039	2,741	6,433	(1,675)	(11,709)	21,963	—	2,741
						65,156
Growth-and-income funds 21%
American Mutual Fund, Class R-6	361,928	28,184	63,310	10,214	(34,108)	302,908	6,778	10,821
Capital World Growth and Income Fund, Class R-6	301,167	63,816	30,191	(2,824)	(80,722)	251,246	5,952	15,046
Washington Mutual Investors Fund, Class R-6	277,949	23,482	47,384	7,833	(38,746)	223,134	4,601	11,738
The Investment Company of America, Class R-6	181,974	24,411	12,966	(106)	(40,663)	152,650	2,709	10,695
Fundamental Investors, Class R-6	157,924	20,953	16,308	(378)	(39,463)	122,728	2,356	12,823
						1,052,666
Equity-income funds 19%
The Income Fund of America, Class R-6	748,636	66,022	79,266	641	(95,464)	640,569	22,953	27,687
Capital Income Builder, Class R-6	361,747	15,450	31,766	1,749	(44,604)	302,576	12,644	—
						943,145
Balanced funds 12%
American Balanced Fund, Class R-6	461,980	20,814	30,820	(1,310)	(72,299)	378,365	6,762	14,052
American Funds Global Balanced Fund, Class R-6	239,792	19,516	2,356	(276)	(56,322)	200,354	4,330	9,837
						578,719
Fixed income funds 47%
The Bond Fund of America, Class R-6	474,983	47,599	16,781	(1,631)	(86,011)	418,159	12,155	2,394
American Funds Inflation Linked Bond Fund, Class R-6	415,777	64,122	27,813	(429)	(61,011)	390,646	14,565	—
Intermediate Bond Fund of America, Class R-6	648,962	45,526	254,509	(19,799)	(43,341)	376,839	12,156	—
American Funds Mortgage Fund, Class R-6	356,436	8,105	21,180	(2,158)	(47,180)	294,023	5,563	—
American Funds Multi-Sector Income Fund, Class R-6	—	212,339	2,748	(102)	(9,709)	199,780	3,204	—
American Funds Strategic Bond Fund, Class R-6	—	186,808	—	—	(15,185)	171,623	1,178	—
American High-Income Trust, Class R-6	298,208	14,105	116,891	(19,652)	(21,792)	153,978	13,276	—
Short-Term Bond Fund of America, Class R-6	110,155	42,990	5,128	(287)	(7,742)	139,988	1,921	—
U.S. Government Securities Fund, Class R-6	193,631	3,872	71,713	(4,474)	(18,147)	103,169	3,872	—
Capital World Bond Fund, Class R-6	292,998	21,011	153,944	(31,393)	(31,353)	97,319	6,421	—
						2,345,524
Total 100%				$(67,950)	$(867,043)	$4,985,210	$144,047	$117,834

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	33

American Funds 2010 Target Date Retirement Fund

Investment portfolio October 31, 2022

Growth-and-income funds 18%	Shares	Value (000)
American Mutual Fund, Class R-6	4,322,933	$211,781
Washington Mutual Investors Fund, Class R-6	3,028,572	157,243
Capital World Growth and Income Fund, Class R-6	3,059,725	149,253
The Investment Company of America, Class R-6	2,855,051	118,285
Fundamental Investors, Class R-6	932,363	55,960
		692,522

Equity-income funds 23%
The Income Fund of America, Class R-6	27,605,567	628,579
Capital Income Builder, Class R-6	4,278,467	258,719
		887,298

Balanced funds 10%
American Balanced Fund, Class R-6	9,791,499	276,120
American Funds Global Balanced Fund, Class R-6	3,634,970	112,503
		388,623

Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	32,163,511	394,003
The Bond Fund of America, Class R-6	33,415,531	370,578
American Funds Inflation Linked Bond Fund, Class R-6	29,560,379	284,962
Short-Term Bond Fund of America, Class R-6	27,827,059	261,574
American Funds Mortgage Fund, Class R-6	28,837,816	252,619
American Funds Strategic Bond Fund, Class R-6	16,021,308	151,241
American Funds Multi-Sector Income Fund, Class R-6	15,099,822	131,973
American High-Income Trust, Class R-6	5,348,050	48,240
Capital World Bond Fund, Class R-6	2,082,941	31,869
		1,927,059

Total investment securities 100% (cost: $3,902,539,000)		3,895,502
Other assets less liabilities 0%		(629)

Net assets 100%		$3,894,873

34	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18%
American Mutual Fund, Class R-6	$249,578	$26,267	$47,371	$1,532	$(18,225)	$211,781	$4,739	$7,482
Washington Mutual Investors Fund, Class R-6	178,662	24,353	25,064	221	(20,929)	157,243	3,088	7,803
Capital World Growth and Income Fund, Class R-6	186,952	48,786	35,123	(1,838)	(49,524)	149,253	3,700	9,390
The Investment Company of America, Class R-6	134,332	29,659	15,146	(96)	(30,464)	118,285	2,071	7,986
Fundamental Investors, Class R-6	72,144	10,422	8,276	(121)	(18,209)	55,960	1,083	5,893
						692,522
Equity-income funds 23%
The Income Fund of America, Class R-6	667,274	90,497	40,520	(330)	(88,342)	628,579	21,361	24,803
Capital Income Builder, Class R-6	284,298	24,964	15,197	382	(35,728)	258,719	10,267	—
						887,298
Balanced funds 10%
American Balanced Fund, Class R-6	313,190	24,353	9,988	263	(51,698)	276,120	4,744	9,642
American Funds Global Balanced Fund, Class R-6	144,785	12,340	11,408	(548)	(32,666)	112,503	2,555	5,905
						388,623
Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	681,063	79,303	299,994	(21,890)	(44,479)	394,003	12,789	—
The Bond Fund of America, Class R-6	382,088	74,988	12,148	(847)	(73,503)	370,578	10,332	1,969
American Funds Inflation Linked Bond Fund, Class R-6	277,896	67,353	18,200	(5)	(42,082)	284,962	9,540	—
Short-Term Bond Fund of America, Class R-6	298,494	41,048	59,754	(2,567)	(15,647)	261,574	4,267	—
American Funds Mortgage Fund, Class R-6	279,014	24,017	9,784	(460)	(40,168)	252,619	4,599	—
American Funds Strategic Bond Fund, Class R-6	—	164,525	—	—	(13,284)	151,241	1,034	—
American Funds Multi-Sector Income Fund, Class R-6	—	141,387	2,855	(144)	(6,415)	131,973	2,132	—
American High-Income Trust, Class R-6	142,109	5,368	82,203	(7,106)	(9,928)	48,240	5,368	—
Capital World Bond Fund, Class R-6	141,156	3,653	87,119	(14,036)	(11,785)	31,869	2,698	—
						1,927,059
Total 100%				$(47,590)	$(603,076)	$3,895,502	$106,367	$80,873

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	35

Financial statements

Statements of assets and liabilities at October 31, 2022	(dollars in thousands)

	2065 Fund		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities of affiliated issuers, at value	$770,147		$6,252,758	$12,138,606	$18,994,047	$21,910,893
Receivables for:
Sales of investments	—		—	—	—	—
Sales of fund’s shares	2,766		12,149	20,387	21,255	35,156
Dividends	37		308	600	941	1,088
Total assets	772,950		6,265,215	12,159,593	19,016,243	21,947,137

Liabilities:
Payables for:
Purchases of investments	1,039		6,366	7,106	2,412	15,925
Repurchases of fund’s shares	1,761		6,044	14,092	19,883	20,591
Services provided by related parties	164		972	1,862	2,909	3,462
Trustees’ deferred compensation	—	*	15	41	76	89
Total liabilities	2,964		13,397	23,101	25,280	40,067
Net assets at October 31, 2022	$769,986		$6,251,818	$12,136,492	$18,990,963	$21,907,070

Net assets consist of:
Capital paid in on shares of beneficial interest	$872,887		$6,501,632	$12,138,409	$18,379,618	$21,009,585
Total (accumulated loss) distributable earnings	(102,901)		(249,814)	(1,917)	611,345	897,485
Net assets at October 31, 2022	$769,986		$6,251,818	$12,136,492	$18,990,963	$21,907,070

Investment securities of affiliated issuers, at cost	$899,384		$6,860,717	$12,896,352	$19,581,145	$22,320,638

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

36	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Assets:
Investment securities of affiliated issuers, at value	$27,298,375	$31,096,851	$35,564,249	$29,102,383	$15,685,468
Receivables for:
Sales of investments	3,183	—	17,419	4,715	11,339
Sales of fund’s shares	25,896	29,857	30,587	19,090	10,461
Dividends	2,828	7,840	15,370	19,585	12,620
Total assets	27,330,282	31,134,548	35,627,625	29,145,773	15,719,888

Liabilities:
Payables for:
Purchases of investments	2,828	11,759	15,370	19,586	12,620
Repurchases of fund’s shares	29,191	25,849	48,001	23,835	21,842
Services provided by related parties	4,262	5,105	5,774	4,960	2,718
Trustees’ deferred compensation	120	137	169	154	113
Total liabilities	36,401	42,850	69,314	48,535	37,293
Net assets at October 31, 2022	$27,293,881	$31,091,698	$35,558,311	$29,097,238	$15,682,595

Net assets consist of:
Capital paid in on shares of beneficial interest	$25,869,877	$29,853,376	$35,074,227	$28,725,991	$15,224,877
Total (accumulated loss) distributable earnings	1,424,004	1,238,322	484,084	371,247	457,718
Net assets at October 31, 2022	$27,293,881	$31,091,698	$35,558,311	$29,097,238	$15,682,595

Investment securities of affiliated issuers, at cost	$27,361,120	$31,229,074	$36,266,403	$29,538,612	$15,635,480

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	37

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$4,985,210	$3,895,502
Receivables for:
Sales of investments	3,694	11,455
Sales of fund’s shares	3,171	3,259
Dividends	4,298	3,236
Total assets	4,996,373	3,913,452

Liabilities:
Payables for:
Purchases of investments	4,298	3,236
Repurchases of fund’s shares	6,877	14,708
Services provided by related parties	901	604
Trustees’ deferred compensation	44	31
Total liabilities	12,120	18,579
Net assets at October 31, 2022	$4,984,253	$3,894,873

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,750,602	$3,824,368
Total (accumulated loss) distributable earnings	233,651	70,505
Net assets at October 31, 2022	$4,984,253	$3,894,873

Investment securities of affiliated issuers, at cost	$4,864,633	$3,902,539

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

38	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$103,631	$603,487	$1,023,371	$1,654,350	$1,843,170
	Shares outstanding	7,926	43,705	49,879	100,457	109,707
	Net asset value per share	$13.07	$13.81	$20.52	$16.47	$16.80
Class C:	Net assets	$7,263	$67,310	$86,377	$133,118	$137,481
	Shares outstanding	562	4,976	4,322	8,327	8,419
	Net asset value per share	$12.93	$13.53	$19.99	$15.99	$16.33
Class T:	Net assets	$13	$13	$12	$12	$12
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$13.15	$13.88	$20.58	$16.51	$16.84
Class F-1:	Net assets	$1,756	$30,055	$45,898	$73,225	$87,892
	Shares outstanding	134	2,177	2,253	4,483	5,273
	Net asset value per share	$13.09	$13.80	$20.37	$16.33	$16.67
Class F-2:	Net assets	$6,202	$47,728	$55,677	$87,795	$113,512
	Shares outstanding	472	3,432	2,707	5,325	6,743
	Net asset value per share	$13.14	$13.91	$20.57	$16.49	$16.83
Class F-3:	Net assets	$330	$4,375	$10,440	$12,711	$8,987
	Shares outstanding	25	315	506	769	533
	Net asset value per share	$13.16	$13.89	$20.61	$16.54	$16.86
Class R-1:	Net assets	$599	$5,565	$9,153	$15,806	$22,247
	Shares outstanding	46	410	461	989	1,365
	Net asset value per share	$13.01	$13.56	$19.86	$15.98	$16.29
Class R-2:	Net assets	$59,843	$268,928	$488,518	$725,883	$913,752
	Shares outstanding	4,629	19,891	24,544	45,440	56,270
	Net asset value per share	$12.93	$13.52	$19.90	$15.97	$16.24
Class R-2E:	Net assets	$5,872	$60,812	$116,792	$180,185	$272,283
	Shares outstanding	451	4,462	5,814	11,188	16,570
	Net asset value per share	$13.01	$13.63	$20.09	$16.10	$16.43
Class R-3:	Net assets	$66,570	$368,486	$700,569	$1,126,907	$1,273,056
	Shares outstanding	5,110	26,927	34,643	69,500	77,019
	Net asset value per share	$13.03	$13.68	$20.22	$16.21	$16.53
Class R-4:	Net assets	$42,372	$326,812	$709,803	$1,082,119	$1,224,866
	Shares outstanding	3,239	23,658	34,660	65,879	73,058
	Net asset value per share	$13.08	$13.81	$20.48	$16.43	$16.77
Class R-5E:	Net assets	$32,315	$206,844	$371,803	$583,770	$722,382
	Shares outstanding	2,461	14,939	18,155	35,523	43,110
	Net asset value per share	$13.13	$13.85	$20.48	$16.43	$16.76
Class R-5:	Net assets	$12,961	$94,967	$219,637	$314,582	$357,127
	Shares outstanding	986	6,815	10,585	18,882	20,993
	Net asset value per share	$13.15	$13.94	$20.75	$16.66	$17.01
Class R-6:	Net assets	$430,259	$4,166,436	$8,298,442	$13,000,500	$14,930,303
	Shares outstanding	32,694	298,626	399,245	782,860	881,154
	Net asset value per share	$13.16	$13.95	$20.79	$16.61	$16.94

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	39

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$2,406,341	$2,828,706	$3,540,270	$3,442,363	$2,250,269
	Shares outstanding	146,430	178,923	240,823	254,123	183,759
	Net asset value per share	$16.43	$15.81	$14.70	$13.55	$12.25
Class C:	Net assets	$163,075	$188,359	$225,829	$206,740	$130,462
	Shares outstanding	10,201	12,233	15,783	15,667	10,914
	Net asset value per share	$15.99	$15.40	$14.31	$13.20	$11.95
Class T:	Net assets	$12	$12	$11	$11	$10
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$16.47	$15.85	$14.73	$13.58	$12.27
Class F-1:	Net assets	$137,985	$173,230	$152,852	$97,222	$48,259
	Shares outstanding	8,464	11,039	10,493	7,238	3,970
	Net asset value per share	$16.30	$15.69	$14.57	$13.43	$12.16
Class F-2:	Net assets	$147,621	$197,032	$275,825	$240,453	$148,862
	Shares outstanding	8,973	12,446	18,747	17,741	12,159
	Net asset value per share	$16.45	$15.83	$14.71	$13.55	$12.24
Class F-3:	Net assets	$17,088	$31,803	$33,912	$33,243	$14,927
	Shares outstanding	1,035	2,004	2,298	2,445	1,215
	Net asset value per share	$16.50	$15.87	$14.75	$13.60	$12.29
Class R-1:	Net assets	$29,043	$31,150	$40,876	$27,445	$10,248
	Shares outstanding	1,817	2,036	2,841	2,074	850
	Net asset value per share	$15.98	$15.30	$14.39	$13.23	$12.05
Class R-2:	Net assets	$1,081,610	$1,282,562	$1,279,578	$1,060,202	$508,528
	Shares outstanding	67,906	83,625	89,641	80,524	42,516
	Net asset value per share	$15.93	$15.34	$14.27	$13.17	$11.96
Class R-2E:	Net assets	$264,696	$362,787	$390,779	$352,601	$173,656
	Shares outstanding	16,456	23,483	27,160	26,590	14,481
	Net asset value per share	$16.09	$15.45	$14.39	$13.26	$11.99
Class R-3:	Net assets	$1,604,581	$1,923,775	$2,204,546	$1,744,224	$905,333
	Shares outstanding	99,011	123,473	152,057	130,526	74,742
	Net asset value per share	$16.21	$15.58	$14.50	$13.36	$12.11
Class R-4:	Net assets	$1,570,534	$1,815,362	$2,218,226	$1,769,975	$980,184
	Shares outstanding	95,797	115,116	151,220	130,913	80,146
	Net asset value per share	$16.39	$15.77	$14.67	$13.52	$12.23
Class R-5E:	Net assets	$898,572	$962,595	$1,118,161	$951,111	$514,153
	Shares outstanding	54,793	60,980	76,212	70,336	42,093
	Net asset value per share	$16.40	$15.79	$14.67	$13.52	$12.21
Class R-5:	Net assets	$432,927	$522,882	$590,820	$477,915	$239,902
	Shares outstanding	26,036	32,699	39,731	34,901	19,394
	Net asset value per share	$16.63	$15.99	$14.87	$13.69	$12.37
Class R-6:	Net assets	$18,539,796	$20,771,443	$23,486,626	$18,693,733	$9,757,802
	Shares outstanding	1,119,122	1,304,238	1,586,377	1,369,199	791,442
	Net asset value per share	$16.57	$15.93	$14.81	$13.65	$12.33

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

40	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		2015 Fund	2010 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$850,962	$560,768
	Shares outstanding	75,062	51,757
	Net asset value per share	$11.34	$10.83
Class C:	Net assets	$34,915	$25,018
	Shares outstanding	3,144	2,357
	Net asset value per share	$11.11	$10.62
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$11.35	$10.85
Class F-1:	Net assets	$11,576	$9,826
	Shares outstanding	1,029	912
	Net asset value per share	$11.25	$10.77
Class F-2:	Net assets	$49,188	$40,366
	Shares outstanding	4,341	3,728
	Net asset value per share	$11.33	$10.83
Class F-3:	Net assets	$6,243	$9,168
	Shares outstanding	549	844
	Net asset value per share	$11.37	$10.86
Class R-1:	Net assets	$6,036	$2,019
	Shares outstanding	544	187
	Net asset value per share	$11.10	$10.78
Class R-2:	Net assets	$163,470	$85,132
	Shares outstanding	14,727	8,002
	Net asset value per share	$11.10	$10.64
Class R-2E:	Net assets	$63,139	$54,037
	Shares outstanding	5,684	5,087
	Net asset value per share	$11.11	$10.62
Class R-3:	Net assets	$306,502	$205,389
	Shares outstanding	27,308	19,115
	Net asset value per share	$11.22	$10.75
Class R-4:	Net assets	$254,496	$234,597
	Shares outstanding	22,471	21,682
	Net asset value per share	$11.33	$10.82
Class R-5E:	Net assets	$133,355	$117,473
	Shares outstanding	11,802	10,875
	Net asset value per share	$11.30	$10.80
Class R-5:	Net assets	$79,829	$60,113
	Shares outstanding	6,980	5,501
	Net asset value per share	$11.44	$10.93
Class R-6:	Net assets	$3,024,532	$2,490,957
	Shares outstanding	265,590	228,718
	Net asset value per share	$11.39	$10.89

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	41

Financial statements (continued)

Statements of operations for the year ended October 31, 2022	(dollars in thousands)

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends from affiliated issuers	$6,614	$72,369	$150,033	$253,383	$314,864

Fees and expenses*:
Distribution services	1,026	7,528	14,270	22,547	26,548
Transfer agent services	407	3,051	5,945	9,350	11,154
Reports to shareholders	4	43	89	143	165
Registration statement and prospectus	38	262	448	677	754
Trustees’ compensation	1	7	14	23	27
Auditing and legal	1	8	16	25	29
Custodian	— †	4	9	14	16
Other	— †	2	4	7	8
Total fees and expenses	1,477	10,905	20,795	32,786	38,701
Net investment income	5,137	61,464	129,238	220,597	276,163

Net realized gain and unrealized depreciation:
Net realized (loss) gain on sale of investments in affiliated issuers	(119)	4,473	16,804	30,787	(4,864)
Net realized gain on in-kind redemptions	—	3,781	5,514	18,305	6,602
Capital gain distributions received from affiliated issuers	27,684	355,237	739,148	1,149,125	1,261,773
	27,565	363,491	761,466	1,198,217	1,263,511
Net unrealized depreciation on investments in affiliated issuers	(166,219)	(1,877,718)	(3,856,917)	(6,023,647)	(6,634,369)
Net realized gain and unrealized depreciation	(138,654)	(1,514,227)	(3,095,451)	(4,825,430)	(5,370,858)

Net decrease in net assets resulting from operations	$(133,517)	$(1,452,763)	$(2,966,213)	$(4,604,833)	$(5,094,695)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

42	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of operations for the year ended October 31, 2022 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Investment income:
Income:
Dividends from affiliated issuers	$427,744	$555,154	$731,413	$706,657	$444,460

Fees and expenses*:
Distribution services	33,059	39,432	44,915	39,583	22,050
Transfer agent services	13,884	16,387	18,514	16,034	8,878
Reports to shareholders	208	238	274	231	128
Registration statement and prospectus	931	1,076	1,207	950	400
Trustees’ compensation	34	38	44	37	21
Auditing and legal	37	42	48	41	22
Custodian	21	23	27	23	13
Other	10	12	13	11	6
Total fees and expenses	48,184	57,248	65,042	56,910	31,518
Net investment income	379,560	497,906	666,371	649,747	412,942

Net realized gain and unrealized depreciation:
Net realized (loss) gain on sale of investments in affiliated issuers	(133,453)	(320,745)	(494,577)	(419,825)	(195,062)
Net realized gain on in-kind redemptions	29,127	8,923	44,338	13,114	25,944
Capital gain distributions received from affiliated issuers	1,519,301	1,511,881	1,372,392	912,380	402,962
	1,414,975	1,200,059	922,153	505,669	233,844
Net unrealized depreciation on investments in affiliated issuers	(7,995,049)	(8,229,748)	(8,273,300)	(6,124,367)	(2,988,981)
Net realized gain and unrealized depreciation	(6,580,074)	(7,029,689)	(7,351,147)	(5,618,698)	(2,755,137)

Net decrease in net assets resulting from operations	$(6,200,514)	$(6,531,783)	$(6,684,776)	$(4,968,951)	$(2,342,195)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	43

Financial statements (continued)

Statements of operations for the year ended October 31, 2022 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$144,047	$106,367

Fees and expenses*:
Distribution services	7,274	4,888
Transfer agent services	2,877	1,942
Reports to shareholders	41	31
Registration statement and prospectus	121	104
Trustees’ compensation	7	5
Auditing and legal	7	5
Custodian	4	3
Other	2	1
Total fees and expenses	10,333	6,979
Net investment income	133,714	99,388

Net realized gain and unrealized depreciation:
Net realized (loss) gain on sale of investments in affiliated issuers	(68,885)	(50,812)
Net realized gain on in-kind redemptions	935	3,222
Capital gain distributions received from affiliated issuers	117,834	80,873
	49,884	33,283
Net unrealized depreciation on investments in affiliated issuers	(867,043)	(603,076)
Net realized gain and unrealized depreciation	(817,159)	(569,793)

Net decrease in net assets resulting from operations	$(683,445)	$(470,405)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

44	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	2065 Fund		2060 Fund		2055 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2022	2021	2022	2021	2022	2021
Operations:
Net investment income	$5,137	$1,353	$61,464	$42,518	$129,238	$98,974
Net realized gain	27,565	4,161	363,491	190,264	761,466	489,179
Net unrealized (depreciation) appreciation	(166,219)	35,713	(1,877,718)	1,036,764	(3,856,917)	2,355,347
Net (decrease) increase in net assets resulting from operations	(133,517)	41,227	(1,452,763)	1,269,546	(2,966,213)	2,943,500

Distributions paid to shareholders	(6,270)	(476)	(216,856)	(101,778)	(539,938)	(279,621)

Net capital share transactions	525,311	300,160	1,940,398	1,518,470	2,860,873	2,094,440

Total increase (decrease) in net assets	385,524	340,911	270,779	2,686,238	(645,278)	4,758,319

Net assets:
Beginning of year	384,462	43,551	5,981,039	3,294,801	12,781,770	8,023,451
End of year	$769,986	$384,462	$6,251,818	$5,981,039	$12,136,492	$12,781,770

	2050 Fund		2045 Fund		2040 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2022	2021	2022	2021	2022	2021
Operations:
Net investment income	$220,597	$171,450	$276,163	$213,084	$379,560	$293,523
Net realized gain	1,198,217	822,745	1,263,511	1,021,914	1,414,975	1,364,435
Net unrealized (depreciation) appreciation	(6,023,647)	3,942,941	(6,634,369)	4,430,983	(7,995,049)	5,463,774
Net (decrease) increase in net assets resulting from operations	(4,604,833)	4,937,136	(5,094,695)	5,665,981	(6,200,514)	7,121,732

Distributions paid to shareholders	(913,877)	(499,780)	(1,121,283)	(592,874)	(1,514,768)	(786,145)

Net capital share transactions	3,528,684	2,849,117	3,969,831	2,988,728	4,315,033	3,528,061

Total increase (decrease) in net assets	(1,990,026)	7,286,473	(2,246,147)	8,061,835	(3,400,249)	9,863,648

Net assets:
Beginning of year	20,980,989	13,694,516	24,153,217	16,091,382	30,694,130	20,830,482
End of year	$18,990,963	$20,980,989	$21,907,070	$24,153,217	$27,293,881	$30,694,130

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	45

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	2035 Fund		2030 Fund		2025 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2022	2021	2022	2021	2022	2021
Operations:
Net investment income	$497,906	$358,844	$666,371	$476,077	$649,747	$462,801
Net realized gain	1,200,059	1,645,711	922,153	2,349,037	505,669	1,930,650
Net unrealized (depreciation) appreciation	(8,229,748)	5,418,519	(8,273,300)	4,527,231	(6,124,367)	3,116,584
Net (decrease) increase in net assets resulting from operations	(6,531,783)	7,423,074	(6,684,776)	7,352,345	(4,968,951)	5,510,035

Distributions paid to shareholders	(1,812,589)	(958,701)	(2,518,868)	(1,160,645)	(2,069,029)	(1,028,604)

Net capital share transactions	4,866,968	4,231,161	5,026,021	4,521,835	2,387,245	3,039,117

Total increase (decrease) in net assets	(3,477,404)	10,695,534	(4,177,623)	10,713,535	(4,650,735)	7,520,548

Net assets:
Beginning of year	34,569,102	23,873,568	39,735,934	29,022,399	33,747,973	26,227,425
End of year	$31,091,698	$34,569,102	$35,558,311	$39,735,934	$29,097,238	$33,747,973

	2020 Fund		2015 Fund		2010 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2022	2021	2022	2021	2022	2021
Operations:
Net investment income	$412,942	$344,511	$133,714	$112,041	$99,388	$80,333
Net realized gain	233,844	1,067,295	49,884	247,744	33,283	139,176
Net unrealized (depreciation) appreciation	(2,988,981)	1,556,128	(867,043)	534,621	(603,076)	363,982
Net (decrease) increase in net assets resulting from operations	(2,342,195)	2,967,934	(683,445)	894,406	(470,405)	583,491

Distributions paid to shareholders	(1,173,411)	(750,954)	(294,879)	(226,836)	(170,312)	(152,768)

Net capital share transactions	(71,246)	246,459	(34,754)	31,801	103,374	167,843

Total increase (decrease) in net assets	(3,586,852)	2,463,439	(1,013,078)	699,371	(537,343)	598,566

Net assets:
Beginning of year	19,269,447	16,806,008	5,997,331	5,297,960	4,432,216	3,833,650
End of year	$15,682,595	$19,269,447	$4,984,253	$5,997,331	$3,894,873	$4,432,216

Refer to the notes to financial statements.

46	American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of 12 funds (the “funds”) — American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Target Date Retirement Series	47

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

In-kind redemptions — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2022, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

48	American Funds Target Date Retirement Series

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

American Funds Target Date Retirement Series	49

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund

50	American Funds Target Date Retirement Series

holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Funds Target Date Retirement Series	51

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2022, were as follows (dollars in thousands):

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Undistributed ordinary income	$—	$3,679	$11,465	$40,400	$63,005	$112,515
Undistributed long-term capital gains	26,850	355,062	753,611	1,171,945	1,259,370	1,418,169
Gross unrealized appreciation on investments	323	97,571	285,984	568,444	645,416	950,848
Gross unrealized depreciation on investments	(130,075)	(706,112)	(1,052,935)	(1,169,369)	(1,070,219)	(1,057,409)
Net unrealized (depreciation) appreciation on investments	(129,752)	(608,541)	(766,951)	(600,925)	(424,803)	(106,561)
Cost of investments	899,899	6,861,299	12,905,557	19,594,972	22,335,696	27,404,936
Reclassification from total accumulated loss/ distributable earnings to capital paid in on shares of beneficial interest	4,494	43,576	80,883	125,256	113,724	152,633

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$192,750	$318,585	$328,896	$212,976	$69,381	$53,418
Undistributed long-term capital gains	1,222,712	920,919	522,511	222,201	55,991	35,282
Gross unrealized appreciation on investments	1,234,208	1,419,137	1,424,977	914,935	381,210	183,980
Gross unrealized depreciation on investments	(1,411,213)	(2,174,391)	(1,904,986)	(892,285)	(272,892)	(202,149)
Net unrealized (depreciation) appreciation on investments	(177,005)	(755,254)	(480,009)	22,650	108,318	(18,169)
Cost of investments	31,273,856	36,319,503	29,582,392	15,662,818	4,876,892	3,913,671
Reclassification from total accumulated loss/ distributable earnings to capital paid in on shares of beneficial interest	134,219	163,498	121,898	89,059	21,620	18,847

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2065 Fund

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$430		$474		$904		$61		$6		$67
Class C	9		30		39		3		1		4
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	6		7		13		2		—	*	2
Class F-2	31		27		58		3		—	*	3
Class F-3	1		1		2		—	*	—	*	—	*
Class R-1	2		5		7		—	*	—	*	—	*
Class R-2	40		292		332		47		7		54
Class R-2E	9		23		32		4		1		5
Class R-3	175		304		479		51		7		58
Class R-4	177		199		376		39		4		43
Class R-5E	133		124		257		24		2		26
Class R-5	70		60		130		13		1		14
Class R-6	1,987		1,654		3,641		185		15		200
Total	$3,070		$3,200		$6,270		$432		$44		$476

Refer to the end of the tables for footnote.

52	American Funds Target Date Retirement Series

2060 Fund

	Year ended October 31, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$4,919		$16,762	$21,681	$2,449		$8,452		$10,901
Class C	90		2,052	2,142	—	*	1,137		1,137
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	253		874	1,127	110		367		477
Class F-2	522		1,400	1,922	261		661		922
Class F-3	36		89	125	12		28		40
Class R-1	13		167	180	3		71		74
Class R-2	249		8,267	8,516	—	*	4,781		4,781
Class R-2E	264		1,864	2,128	111		939		1,050
Class R-3	1,925		10,330	12,255	944		5,449		6,393
Class R-4	2,865		10,133	12,998	1,388		5,352		6,740
Class R-5E	1,791		5,143	6,934	1,031		2,759		3,790
Class R-5	1,089		2,836	3,925	604		1,488		2,092
Class R-6	40,841		102,081	142,922	18,953		44,428		63,381
Total	$54,857		$161,999	$216,856	$25,866		$75,912		$101,778

2055 Fund

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$7,458		$39,268		$46,726		$5,403		$20,288		$25,691
Class C	—		3,595		3,595		18		1,949		1,967
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	346		1,921		2,267		258		957		1,215
Class F-2	519		2,030		2,549		318		894		1,212
Class F-3	113		409		522		71		185		256
Class R-1	—		389		389		17		194		211
Class R-2	—		20,793		20,793		—	*	11,989		11,989
Class R-2E	308		4,892		5,200		273		2,598		2,871
Class R-3	2,839		28,139		30,978		2,342		15,379		17,721
Class R-4	5,522		31,149		36,671		4,195		17,776		21,971
Class R-5E	3,297		14,118		17,415		2,708		8,070		10,778
Class R-5	2,326		8,900		11,226		1,970		5,405		7,375
Class R-6	78,221		283,386		361,607		48,875		127,489		176,364
Total	$100,949		$438,989		$539,938		$66,448		$213,173		$279,621

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	53

2050 Fund

	Year ended October 31, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$13,878		$67,710	$81,588	$9,517		$37,811		$47,328
Class C	80		5,776	5,856	35		3,293		3,328
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	610		3,086	3,696	373		1,469		1,842
Class F-2	920		3,436	4,356	579		1,728		2,307
Class F-3	126		435	561	54		149		203
Class R-1	3		745	748	8		438		446
Class R-2	—		32,136	32,136	—	*	19,760		19,760
Class R-2E	610		7,975	8,585	434		4,636		5,070
Class R-3	5,474		47,766	53,240	4,055		28,850		32,905
Class R-4	9,715		50,690	60,405	6,772		30,614		37,386
Class R-5E	5,560		22,589	28,149	4,578		14,540		19,118
Class R-5	3,815		13,898	17,713	3,047		8,867		11,914
Class R-6	138,256		478,587	616,843	84,600		233,573		318,173
Total	$179,047		$734,830	$913,877	$114,052		$385,728		$499,780

2045 Fund

	Year ended October 31, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$15,048		$81,029	$96,077	$11,986		$41,717		$53,703
Class C	54		6,463	6,517	142		3,377		3,519
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	676		3,804	4,480	499		1,714		2,213
Class F-2	1,179		4,836	6,015	818		2,187		3,005
Class F-3	110		418	528	63		157		220
Class R-1	9		1,097	1,106	36		543		579
Class R-2	—	*	43,949	43,949	706		24,510		25,216
Class R-2E	931		13,024	13,955	852		6,770		7,622
Class R-3	6,003		58,588	64,591	5,584		31,946		37,530
Class R-4	10,293		60,318	70,611	8,845		34,744		43,589
Class R-5E	6,749		30,157	36,906	6,144		17,332		23,476
Class R-5	4,116		16,481	20,597	3,770		9,826		13,596
Class R-6	157,495		598,455	755,950	108,592		270,014		378,606
Total	$202,663		$918,620	$1,121,283	$148,037		$444,837		$592,874

Refer to the end of the tables for footnote.

54	American Funds Target Date Retirement Series

2040 Fund

	Year ended October 31, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$21,185		$115,173	$136,358	$17,673		$56,247		$73,920
Class C	154		8,277	8,431	268		4,099		4,367
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	1,195		6,707	7,902	928		2,932		3,860
Class F-2	1,584		6,597	8,181	1,119		2,794		3,913
Class F-3	177		685	862	110		258		368
Class R-1	13		1,397	1,410	46		681		727
Class R-2	334		56,238	56,572	1,614		29,802		31,416
Class R-2E	1,011		13,376	14,387	1,002		6,734		7,736
Class R-3	8,482		80,112	88,594	8,432		42,088		50,520
Class R-4	14,879		86,132	101,011	13,124		45,785		58,909
Class R-5E	8,776		39,721	48,497	8,458		22,291		30,749
Class R-5	5,462		22,217	27,679	5,053		12,329		17,382
Class R-6	208,251		806,632	1,014,883	150,706		351,572		502,278
Total	$271,503		$1,243,265	$1,514,768	$208,533		$577,612		$786,145

2035 Fund

	Year ended October 31, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$27,656		$139,426	$167,082	$25,298		$65,550		$90,848
Class C	394		10,080	10,474	678		4,904		5,582
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	1,674		8,694	10,368	1,464		3,726		5,190
Class F-2	2,375		9,417	11,792	1,861		3,925		5,786
Class F-3	382		1,417	1,799	229		457		686
Class R-1	50		1,502	1,552	121		707		828
Class R-2	1,796		70,134	71,930	4,731		37,046		41,777
Class R-2E	1,841		19,165	21,006	2,159		9,458		11,617
Class R-3	12,505		100,377	112,882	14,211		51,352		65,563
Class R-4	18,671		99,511	118,182	18,767		52,231		70,998
Class R-5E	10,555		45,095	55,650	11,050		24,293		35,343
Class R-5	6,914		26,794	33,708	6,934		14,329		21,263
Class R-6	254,028		942,135	1,196,163	201,663		401,557		603,220
Total	$338,841		$1,473,748	$1,812,589	$289,166		$669,535		$958,701

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	55

2030 Fund

	Year ended October 31, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$38,543		$216,778	$255,321	$45,479		$72,481		$117,960
Class C	745		14,702	15,447	1,683		5,097		6,780
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	1,665		9,652	11,317	2,088		3,280		5,368
Class F-2	3,693		16,529	20,222	3,678		5,001		8,679
Class F-3	424		1,784	2,208	373		486		859
Class R-1	123		2,616	2,739	280		823		1,103
Class R-2	3,209		85,914	89,123	10,466		32,974		43,440
Class R-2E	2,359		25,209	27,568	4,010		8,956		12,966
Class R-3	16,932		143,216	160,148	26,779		53,515		80,294
Class R-4	26,104		151,616	177,720	33,480		55,644		89,124
Class R-5E	13,691		65,693	79,384	18,711		26,375		45,086
Class R-5	8,786		38,470	47,256	10,759		14,441		25,200
Class R-6	313,111		1,317,303	1,630,414	314,245		409,541		723,786
Total	$429,385		$2,089,483	$2,518,868	$472,031		$688,614		$1,160,645

2025 Fund

	Year ended October 31, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$42,120		$201,333	$243,453	$56,198		$63,529		$119,727
Class C	905		13,169	14,074	2,355		4,399		6,754
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	1,177		5,832	7,009	1,822		2,019		3,841
Class F-2	3,505		13,598	17,103	4,221		4,181		8,402
Class F-3	509		1,860	2,369	366		350		716
Class R-1	93		1,688	1,781	322		601		923
Class R-2	3,911		68,411	72,322	12,765		24,832		37,597
Class R-2E	2,590		22,895	25,485	5,395		8,248		13,643
Class R-3	16,268		113,006	129,274	29,801		40,682		70,483
Class R-4	23,655		117,471	141,126	36,484		42,835		79,319
Class R-5E	13,130		54,379	67,509	20,060		20,410		40,470
Class R-5	8,090		30,761	38,851	11,755		11,496		23,251
Class R-6	280,933		1,027,739	1,308,672	319,088		304,390		623,478
Total	$396,886		$1,672,143	$2,069,029	$500,632		$527,972		$1,028,604

Refer to the end of the tables for footnote.

56	American Funds Target Date Retirement Series

2020 Fund

	Year ended October 31, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$34,849		$127,697	$162,546	$54,380		$47,128		$101,508
Class C	1,028		8,236	9,264	2,449		3,063		5,512
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	757		2,876	3,633	1,378		1,195		2,573
Class F-2	2,756		8,437	11,193	3,565		2,781		6,346
Class F-3	315		918	1,233	288		217		505
Class R-1	38		608	646	233		319		552
Class R-2	3,402		32,343	35,745	10,879		13,996		24,875
Class R-2E	1,798		10,548	12,346	4,102		4,470		8,572
Class R-3	11,512		57,626	69,138	24,706		25,003		49,709
Class R-4	17,449		65,783	83,232	31,819		28,272		60,091
Class R-5E	8,943		29,119	38,062	17,160		13,697		30,857
Class R-5	5,354		16,124	21,478	8,673		6,701		15,374
Class R-6	185,126		539,768	724,894	253,075		191,405		444,480
Total	$273,327		$900,084	$1,173,411	$412,707		$338,247		$750,954

2015 Fund

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$15,336		$34,307		$49,643		$24,128		$15,555		$39,683
Class C	356		1,547		1,903		769		716		1,485
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	215		497		712		393		255		648
Class F-2	1,004		1,904		2,908		1,365		800		2,165
Class F-3	143		261		404		91		52		143
Class R-1	48		240		288		132		129		261
Class R-2	1,596		7,459		9,055		3,878		3,642		7,520
Class R-2E	790		2,600		3,390		1,607		1,290		2,897
Class R-3	4,627		13,470		18,097		9,320		6,898		16,218
Class R-4	4,927		11,295		16,222		8,467		5,618		14,085
Class R-5E	2,624		5,316		7,940		5,296		3,161		8,457
Class R-5	1,738		3,255		4,993		2,577		1,495		4,072
Class R-6	63,525		115,799		179,324		82,352		46,850		129,202
Total	$96,929		$197,950		$294,879		$140,375		$86,461		$226,836

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	57

2010 Fund

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$9,660		$14,482		$24,142		$14,684		$8,047		$22,731
Class C	262		714		976		455		360		815
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	149		227		376		220		122		342
Class F-2	691		887		1,578		866		431		1,297
Class F-3	144		177		321		151		73		224
Class R-1	15		44		59		36		27		63
Class R-2	748		2,361		3,109		1,798		1,422		3,220
Class R-2E	724		1,560		2,284		1,216		819		2,035
Class R-3	2,771		5,583		8,354		5,903		3,759		9,662
Class R-4	4,374		6,782		11,156		7,689		4,249		11,938
Class R-5E	2,294		3,097		5,391		3,756		1,903		5,659
Class R-5	1,258		1,589		2,847		1,863		919		2,782
Class R-6	49,247		60,472		109,719		62,023		29,977		92,000
Total	$72,337		$97,975		$170,312		$100,660		$52,108		$152,768

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2022, unreimbursed expenses subject to reimbursement totaled $24,000 for 2065 Fund’s Class A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

58	American Funds Target Date Retirement Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

For the year ended October 31, 2022, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

2065 Fund

Share class	Distribution services	Transfer agent services
Class A	$239	$65
Class C	55	4
Class T	—	—	*
Class F-1	3	2
Class F-2	Not applicable	4
Class F-3	Not applicable	—	*
Class R-1	6	1
Class R-2	356	167
Class R-2E	25	8
Class R-3	257	78
Class R-4	85	34
Class R-5E	Not applicable	34
Class R-5	Not applicable	5
Class R-6	Not applicable	5
Total class-specific expenses	$1,026	$407

2060 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,515	$481
Class C	697	56
Class T	—	—	*
Class F-1	79	38
Class F-2	Not applicable	44
Class F-3	Not applicable	—	*
Class R-1	58	6
Class R-2	2,094	984
Class R-2E	376	127
Class R-3	1,837	555
Class R-4	872	351
Class R-5E	Not applicable	294
Class R-5	Not applicable	50
Class R-6	Not applicable	65
Total class-specific expenses	$7,528	$3,051

2055 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,659	$850
Class C	922	74
Class T	—	—	*
Class F-1	126	62
Class F-2	Not applicable	50
Class F-3	Not applicable	—	*
Class R-1	99	10
Class R-2	3,978	1,869
Class R-2E	765	259
Class R-3	3,712	1,123
Class R-4	2,009	811
Class R-5E	Not applicable	576
Class R-5	Not applicable	123
Class R-6	Not applicable	138
Total class-specific expenses	$14,270	$5,945

2050 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,331	$1,404
Class C	1,435	115
Class T	—	—	*
Class F-1	199	97
Class F-2	Not applicable	81
Class F-3	Not applicable	—	*
Class R-1	180	18
Class R-2	5,953	2,797
Class R-2E	1,201	407
Class R-3	6,098	1,846
Class R-4	3,150	1,273
Class R-5E	Not applicable	907
Class R-5	Not applicable	181
Class R-6	Not applicable	224
Total class-specific expenses	$22,547	$9,350

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	59

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,830	$1,562
Class C	1,488	119
Class T	—	—	*
Class F-1	232	114
Class F-2	Not applicable	104
Class F-3	Not applicable	—	*
Class R-1	247	24
Class R-2	7,512	3,530
Class R-2E	1,820	615
Class R-3	6,936	2,101
Class R-4	3,483	1,409
Class R-5E	Not applicable	1,113
Class R-5	Not applicable	204
Class R-6	Not applicable	259
Total class-specific expenses	$26,548	$11,154

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$6,421	$2,067
Class C	1,789	143
Class T	—	—	*
Class F-1	376	185
Class F-2	Not applicable	136
Class F-3	Not applicable	—	*
Class R-1	309	30
Class R-2	9,002	4,231
Class R-2E	1,751	593
Class R-3	8,799	2,665
Class R-4	4,612	1,866
Class R-5E	Not applicable	1,391
Class R-5	Not applicable	251
Class R-6	Not applicable	326
Total class-specific expenses	$33,059	$13,884

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$7,544	$2,416
Class C	2,087	167
Class T	—	—	*
Class F-1	472	232
Class F-2	Not applicable	185
Class F-3	Not applicable	1
Class R-1	324	32
Class R-2	10,812	5,082
Class R-2E	2,402	812
Class R-3	10,612	3,214
Class R-4	5,179	2,096
Class R-5E	Not applicable	1,490
Class R-5	Not applicable	295
Class R-6	Not applicable	365
Total class-specific expenses	$39,432	$16,387

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$9,546	$3,054
Class C	2,494	199
Class T	—	—	*
Class F-1	423	208
Class F-2	Not applicable	261
Class F-3	Not applicable	1
Class R-1	450	44
Class R-2	10,697	5,031
Class R-2E	2,591	877
Class R-3	12,301	3,725
Class R-4	6,413	2,596
Class R-5E	Not applicable	1,759
Class R-5	Not applicable	344
Class R-6	Not applicable	415
Total class-specific expenses	$44,915	$18,514

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$9,815	$3,007
Class C	2,351	187
Class T	—	—	*
Class F-1	265	131
Class F-2	Not applicable	228
Class F-3	Not applicable	1
Class R-1	306	30
Class R-2	9,058	4,268
Class R-2E	2,444	831
Class R-3	10,128	3,068
Class R-4	5,216	2,114
Class R-5E	Not applicable	1,544
Class R-5	Not applicable	285
Class R-6	Not applicable	340
Total class-specific expenses	$39,583	$16,034

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$6,274	$1,991
Class C	1,522	121
Class T	—	—	*
Class F-1	136	68
Class F-2	Not applicable	146
Class F-3	Not applicable	—	*
Class R-1	117	11
Class R-2	4,437	2,092
Class R-2E	1,202	408
Class R-3	5,362	1,628
Class R-4	3,000	1,216
Class R-5E	Not applicable	862
Class R-5	Not applicable	151
Class R-6	Not applicable	184
Total class-specific expenses	$22,050	$8,878

Refer to the end of the tables for footnote.

60	American Funds Target Date Retirement Series

2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,320	$760
Class C	412	33
Class T	—	—	*
Class F-1	35	17
Class F-2	Not applicable	48
Class F-3	Not applicable	—	*
Class R-1	67	7
Class R-2	1,457	685
Class R-2E	427	145
Class R-3	1,805	549
Class R-4	751	305
Class R-5E	Not applicable	227
Class R-5	Not applicable	45
Class R-6	Not applicable	56
Total class-specific expenses	$7,274	$2,877

2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,590	$490
Class C	290	23
Class T	—	—	*
Class F-1	24	12
Class F-2	Not applicable	35
Class F-3	Not applicable	—	*
Class R-1	19	2
Class R-2	731	344
Class R-2E	386	131
Class R-3	1,160	352
Class R-4	688	279
Class R-5E	Not applicable	196
Class R-5	Not applicable	33
Class R-6	Not applicable	45
Total class-specific expenses	$4,888	$1,942

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
2065 Fund	$ 2	$ (1)	$ 1
2060 Fund	13	(6)	7
2055 Fund	26	(12)	14
2050 Fund	42	(19)	23
2045 Fund	49	(22)	27
2040 Fund	62	(28)	34
2035 Fund	70	(32)	38
2030 Fund	81	(37)	44
2025 Fund	68	(31)	37
2020 Fund	38	(17)	21
2015 Fund	12	(5)	7
2010 Fund	9	(4)	5

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Target Date Retirement Series	61

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2022, as follows (dollars in thousands):

	Purchases	Sales
2065 Fund	$562,848	$10,912
2060 Fund	2,283,764	143,645
2055 Fund	3,551,675	362,567
2050 Fund	4,422,241	438,188
2045 Fund	4,455,840	69,835
2040 Fund	5,914,846	1,216,505
2035 Fund	7,192,137	2,129,262
2030 Fund	8,047,645	3,503,302
2025 Fund	5,665,682	3,786,559
2020 Fund	2,613,210	3,042,728
2015 Fund	932,518	1,010,785
2010 Fund	893,283	780,149

62	American Funds Target Date Retirement Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2065 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$84,056	5,743	$905		54		$(15,679)	(1,074)	$69,282	4,723
Class C	5,544	386	39		3		(744)	(52)	4,839	337
Class T	—	—	—		—		—	—	—	—
Class F-1	1,566	109	12		1		(486)	(34)	1,092	76
Class F-2	4,768	326	58		3		(683)	(48)	4,143	281
Class F-3	283	19	1		—	†	(1)	— †	283	19
Class R-1	72	5	7		—	†	(15)	(1)	64	4
Class R-2	47,730	3,318	332		20		(14,259)	(975)	33,803	2,363
Class R-2E	5,670	399	32		1		(1,658)	(114)	4,044	286
Class R-3	56,107	3,895	478		28		(16,819)	(1,155)	39,766	2,768
Class R-4	40,492	2,796	376		23		(14,021)	(1,007)	26,847	1,812
Class R-5E	28,630	1,982	257		15		(6,886)	(467)	22,001	1,530
Class R-5	12,625	851	131		8		(4,422)	(307)	8,334	552
Class R-6	395,645	27,180	3,641		215		(88,473)	(6,073)	310,813	21,322
Total net increase (decrease)	$683,188	47,009	$6,269		371		$(164,146)	(11,307)	$525,311	36,073

Year ended October 31, 2021

Class A	$45,911	2,933	$67		5		$(4,393)	(279)	$41,585	2,659
Class C	3,350	215	3		—	†	(265)	(17)	3,088	198
Class T	—	—	—		—		—	—	—	—
Class F-1	876	57	2		—	†	(178)	(11)	700	46
Class F-2	2,936	184	3		—	†	(264)	(17)	2,675	167
Class F-3	38	3	—	†	—	†	— †	— †	38	3
Class R-1	647	41	—	†	—	†	(2)	— †	645	41
Class R-2	36,798	2,398	54		4		(10,407)	(669)	26,445	1,733
Class R-2E	2,725	176	4		—	†	(1,134)	(71)	1,595	105
Class R-3	37,893	2,461	57		4		(10,988)	(713)	26,962	1,752
Class R-4	24,272	1,566	43		3		(6,450)	(405)	17,865	1,164
Class R-5E	16,509	1,062	26		2		(5,163)	(332)	11,372	732
Class R-5	7,340	471	14		1		(2,178)	(142)	5,176	330
Class R-6	202,965	12,944	201		14		(41,152)	(2,665)	162,014	10,293
Total net increase (decrease)	$382,260	24,511	$474		33		$(82,574)	(5,321)	$300,160	19,223

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	63

2060 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$204,122	13,171	$21,514	1,210	$(71,343)	(4,545)	$154,293	9,836
Class C	20,294	1,325	2,138	122	(10,202)	(662)	12,230	785
Class T	—	—	—	—	—	—	—	—
Class F-1	14,500	892	1,122	63	(7,358)	(463)	8,264	492
Class F-2	17,102	1,090	1,917	107	(11,931)	(747)	7,088	450
Class F-3	2,410	157	124	7	(461)	(29)	2,073	135
Class R-1	2,987	194	180	10	(1,640)	(109)	1,527	95
Class R-2	113,457	7,500	8,514	485	(78,040)	(5,077)	43,931	2,908
Class R-2E	30,284	1,980	2,129	121	(22,126)	(1,421)	10,287	680
Class R-3	176,823	11,581	12,250	693	(99,910)	(6,481)	89,163	5,793
Class R-4	167,162	10,840	12,998	730	(135,074)	(8,773)	45,086	2,797
Class R-5E	117,189	7,538	6,934	389	(50,329)	(3,214)	73,794	4,713
Class R-5	41,833	2,691	3,917	219	(28,817)	(1,860)	16,933	1,050
Class R-6	1,937,956	125,125	142,922	7,971	(605,149)	(38,482)	1,475,729	94,614
Total net increase (decrease)	$2,846,119	184,084	$216,659	12,127	$(1,122,380)	(71,863)	$1,940,398	124,348

Year ended October 31, 2021

Class A	$184,122	10,973	$10,770	691	$(64,583)	(3,855)	$130,309	7,809
Class C	20,625	1,255	1,135	74	(12,004)	(731)	9,756	598
Class T	—	—	—	—	—	—	—	—
Class F-1	16,329	976	475	31	(6,944)	(410)	9,860	597
Class F-2	22,152	1,310	919	59	(7,580)	(449)	15,491	920
Class F-3	2,006	117	40	3	(335)	(20)	1,711	100
Class R-1	2,279	136	74	5	(735)	(43)	1,618	98
Class R-2	108,590	6,585	4,773	310	(79,367)	(4,811)	33,996	2,084
Class R-2E	30,302	1,831	1,049	68	(16,843)	(1,024)	14,508	875
Class R-3	157,872	9,474	6,390	412	(97,071)	(5,843)	67,191	4,043
Class R-4	158,732	9,489	6,740	432	(156,079)	(9,548)	9,393	373
Class R-5E	99,167	5,924	3,790	243	(73,744)	(4,264)	29,213	1,903
Class R-5	36,376	2,143	2,092	133	(19,849)	(1,178)	18,619	1,098
Class R-6	1,643,773	97,104	63,379	4,039	(530,347)	(31,573)	1,176,805	69,570
Total net increase (decrease)	$2,482,325	147,317	$101,626	6,500	$(1,065,481)	(63,749)	$1,518,470	90,068

Refer to the end of the tables for footnotes.

64	American Funds Target Date Retirement Series

2055 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$262,592	11,374	$46,685	1,770	$(120,730)	(5,203)	$188,547	7,941
Class C	19,957	883	3,593	139	(12,587)	(560)	10,963	462
Class T	—	—	—	—	—	—	—	—
Class F-1	10,193	437	2,260	86	(8,025)	(348)	4,428	175
Class F-2	19,680	850	2,540	96	(8,710)	(374)	13,510	572
Class F-3	2,441	104	521	20	(1,307)	(55)	1,655	69
Class R-1	3,293	147	389	15	(2,583)	(116)	1,099	46
Class R-2	170,561	7,671	20,781	806	(149,270)	(6,614)	42,072	1,863
Class R-2E	39,536	1,759	5,200	200	(35,411)	(1,556)	9,325	403
Class R-3	267,448	11,837	30,974	1,188	(205,821)	(8,990)	92,601	4,035
Class R-4	258,754	11,254	36,670	1,392	(274,179)	(12,002)	21,245	644
Class R-5E	171,594	7,431	17,412	662	(109,463)	(4,750)	79,543	3,343
Class R-5	69,994	3,006	11,177	420	(85,815)	(3,534)	(4,644)	(108)
Class R-6	3,032,381	130,671	361,596	13,569	(993,448)	(42,629)	2,400,529	101,611
Total net increase (decrease)	$4,328,424	187,424	$539,798	20,363	$(2,007,349)	(86,731)	$2,860,873	121,056

Year ended October 31, 2021

Class A	$237,426	9,503	$25,666	1,104	$(118,094)	(4,737)	$144,998	5,870
Class C	21,459	883	1,965	86	(14,540)	(595)	8,884	374
Class T	—	—	—	—	—	—	—	—
Class F-1	17,455	707	1,212	52	(8,179)	(328)	10,488	431
Class F-2	20,155	807	1,209	52	(7,082)	(282)	14,282	577
Class F-3	3,171	128	256	11	(576)	(22)	2,851	117
Class R-1	5,908	250	212	9	(2,531)	(103)	3,589	156
Class R-2	167,006	6,841	11,978	526	(152,590)	(6,248)	26,394	1,119
Class R-2E	44,146	1,798	2,871	126	(30,969)	(1,277)	16,048	647
Class R-3	266,189	10,763	17,718	770	(222,382)	(9,014)	61,525	2,519
Class R-4	280,511	11,290	21,970	947	(413,220)	(16,876)	(110,739)	(4,639)
Class R-5E	160,137	6,456	10,777	465	(156,098)	(6,087)	14,816	834
Class R-5	77,256	3,046	7,334	313	(58,618)	(2,330)	25,972	1,029
Class R-6	2,759,858	109,166	176,359	7,514	(1,060,885)	(42,310)	1,875,332	74,370
Total net increase (decrease)	$4,060,677	161,638	$279,527	11,975	$(2,245,764)	(90,209)	$2,094,440	83,404

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	65

2050 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$329,728	17,819	$81,484	3,877	$(189,474)	(10,148)	$221,738	11,548
Class C	28,917	1,602	5,849	285	(20,780)	(1,158)	13,986	729
Class T	—	—	—	—	—	—	—	—
Class F-1	15,934	853	3,686	177	(9,782)	(535)	9,838	495
Class F-2	30,400	1,627	4,337	206	(18,094)	(981)	16,643	852
Class F-3	4,540	244	560	27	(1,046)	(54)	4,054	217
Class R-1	4,170	231	748	36	(4,543)	(253)	375	14
Class R-2	223,572	12,501	32,113	1,564	(205,938)	(11,347)	49,747	2,718
Class R-2E	51,391	2,849	8,585	416	(52,106)	(2,851)	7,870	414
Class R-3	347,082	19,128	53,223	2,564	(290,540)	(15,857)	109,765	5,835
Class R-4	314,924	17,101	60,405	2,881	(413,264)	(22,514)	(37,935)	(2,532)
Class R-5E	227,789	12,308	28,148	1,343	(138,332)	(7,434)	117,605	6,217
Class R-5	81,295	4,350	17,709	834	(116,619)	(6,046)	(17,615)	(862)
Class R-6	3,912,067	211,467	616,829	29,178	(1,496,283)	(80,423)	3,032,613	160,222
Total net increase (decrease)	$5,571,809	302,080	$913,676	43,388	$(2,956,801)	(159,601)	$3,528,684	185,867

Year ended October 31, 2021

Class A	$335,138	16,816	$47,277	2,547	$(207,513)	(10,446)	$174,902	8,917
Class C	30,746	1,583	3,323	183	(21,735)	(1,119)	12,334	647
Class T	—	—	—	—	—	—	—	—
Class F-1	30,330	1,554	1,836	100	(12,735)	(645)	19,431	1,009
Class F-2	31,732	1,595	2,292	124	(17,005)	(856)	17,019	863
Class F-3	6,861	350	199	11	(1,400)	(68)	5,660	293
Class R-1	6,257	327	446	25	(4,319)	(220)	2,384	132
Class R-2	223,104	11,473	19,742	1,087	(228,044)	(11,732)	14,802	828
Class R-2E	57,988	2,960	5,070	277	(46,780)	(2,402)	16,278	835
Class R-3	355,593	18,086	32,900	1,794	(354,412)	(18,077)	34,081	1,803
Class R-4	387,413	19,572	37,377	2,018	(617,826)	(31,768)	(193,036)	(10,178)
Class R-5E	202,098	10,218	19,118	1,034	(244,417)	(11,973)	(23,201)	(721)
Class R-5	98,003	4,832	11,902	636	(91,410)	(4,529)	18,495	939
Class R-6	3,979,771	198,644	318,159	17,060	(1,547,962)	(77,755)	2,749,968	137,949
Total net increase (decrease)	$5,745,034	288,010	$499,641	26,896	$(3,395,558)	(171,590)	$2,849,117	143,316

Refer to the end of the tables for footnotes.

66	American Funds Target Date Retirement Series

2045 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$353,052	18,718	$95,941	4,513	$(208,731)	(10,930)	$240,262	12,301
Class C	29,343	1,597	6,516	313	(22,048)	(1,215)	13,811	695
Class T	—	—	—	—	—	—	—	—
Class F-1	24,146	1,287	4,456	211	(14,365)	(767)	14,237	731
Class F-2	32,532	1,736	5,995	282	(19,639)	(1,038)	18,888	980
Class F-3	2,855	153	505	24	(2,645)	(147)	715	30
Class R-1	4,837	268	1,107	53	(4,678)	(264)	1,266	57
Class R-2	256,921	14,188	43,912	2,123	(239,887)	(13,099)	60,946	3,212
Class R-2E	67,965	3,688	13,955	669	(65,121)	(3,544)	16,799	813
Class R-3	387,888	20,973	64,559	3,079	(342,496)	(18,437)	109,951	5,615
Class R-4	347,255	18,465	70,600	3,327	(427,715)	(22,706)	(9,860)	(914)
Class R-5E	264,658	14,079	36,905	1,743	(157,054)	(8,251)	144,509	7,571
Class R-5	89,611	4,727	20,587	959	(128,518)	(6,544)	(18,320)	(858)
Class R-6	4,198,210	222,085	755,927	35,357	(1,577,510)	(83,637)	3,376,627	173,805
Total net increase (decrease)	$6,059,273	321,964	$1,120,965	52,653	$(3,210,407)	(170,579)	$3,969,831	204,038

Year ended October 31, 2021

Class A	$341,703	16,911	$53,656	2,848	$(225,121)	(11,212)	$170,238	8,547
Class C	28,350	1,441	3,518	191	(19,859)	(1,009)	12,009	623
Class T	—	—	—	—	—	—	—	—
Class F-1	33,616	1,692	2,206	118	(13,504)	(668)	22,318	1,142
Class F-2	38,475	1,904	2,995	160	(16,414)	(808)	25,056	1,256
Class F-3	4,768	237	194	10	(1,168)	(57)	3,794	190
Class R-1	8,146	417	579	31	(3,832)	(193)	4,893	255
Class R-2	259,618	13,199	25,196	1,372	(268,447)	(13,682)	16,367	889
Class R-2E	72,198	3,638	7,622	411	(54,827)	(2,793)	24,993	1,256
Class R-3	411,690	20,659	37,497	2,016	(390,232)	(19,650)	58,955	3,025
Class R-4	401,583	19,989	43,580	2,318	(786,094)	(39,601)	(340,931)	(17,294)
Class R-5E	266,504	13,349	23,471	1,251	(303,699)	(14,681)	(13,724)	(81)
Class R-5	96,620	4,707	13,588	714	(93,381)	(4,599)	16,827	822
Class R-6	4,411,593	216,930	378,597	19,989	(1,802,257)	(89,250)	2,987,933	147,669
Total net increase (decrease)	$6,374,864	315,073	$592,699	31,429	$(3,978,835)	(198,203)	$2,988,728	148,299

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	67

2040 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$412,060	22,313	$136,129	6,595	$(283,971)	(15,374)	$264,218	13,534
Class C	31,204	1,732	8,421	417	(27,334)	(1,526)	12,291	623
Class T	—	—	—	—	—	—	—	—
Class F-1	33,496	1,791	7,849	383	(25,126)	(1,371)	16,219	803
Class F-2	47,906	2,581	8,154	395	(26,609)	(1,463)	29,451	1,513
Class F-3	7,953	433	862	42	(4,172)	(231)	4,643	244
Class R-1	7,146	400	1,410	70	(4,555)	(253)	4,001	217
Class R-2	278,464	15,629	56,534	2,807	(281,879)	(15,718)	53,119	2,718
Class R-2E	64,031	3,576	14,388	709	(64,376)	(3,544)	14,043	741
Class R-3	421,845	23,303	88,574	4,340	(410,232)	(22,431)	100,187	5,212
Class R-4	390,004	21,178	100,987	4,902	(582,395)	(31,809)	(91,404)	(5,729)
Class R-5E	319,285	17,285	48,497	2,358	(186,472)	(10,018)	181,310	9,625
Class R-5	94,688	5,045	27,676	1,328	(140,570)	(7,389)	(18,206)	(1,016)
Class R-6	4,644,552	251,597	1,014,837	48,908	(1,914,228)	(103,710)	3,745,161	196,795
Total net increase (decrease)	$6,752,634	366,863	$1,514,318	73,254	$(3,951,919)	(214,837)	$4,315,033	225,280

Year ended October 31, 2021

Class A	$435,926	22,159	$73,846	4,009	$(310,572)	(15,848)	$199,200	10,320
Class C	34,220	1,778	4,362	242	(23,162)	(1,202)	15,420	818
Class T	—	—	—	—	—	—	—	—
Class F-1	50,254	2,584	3,847	210	(25,040)	(1,287)	29,061	1,507
Class F-2	48,204	2,445	3,902	212	(21,025)	(1,057)	31,081	1,600
Class F-3	8,621	439	364	20	(2,554)	(129)	6,431	330
Class R-1	10,827	572	727	40	(7,274)	(375)	4,280	237
Class R-2	280,316	14,574	31,395	1,744	(295,383)	(15,375)	16,328	943
Class R-2E	78,856	4,075	7,735	426	(66,948)	(3,495)	19,643	1,006
Class R-3	471,720	24,245	50,506	2,771	(496,790)	(25,593)	25,436	1,423
Class R-4	500,296	25,643	58,894	3,204	(845,397)	(43,671)	(286,207)	(14,824)
Class R-5E	259,883	13,270	30,749	1,676	(343,353)	(16,968)	(52,721)	(2,022)
Class R-5	109,142	5,465	17,380	936	(126,630)	(6,387)	(108)	14
Class R-6	5,158,759	260,349	502,264	27,134	(2,140,806)	(108,550)	3,520,217	178,933
Total net increase (decrease)	$7,447,024	377,598	$785,971	42,624	$(4,704,934)	(239,937)	$3,528,061	180,285

Refer to the end of the tables for footnotes.

68	American Funds Target Date Retirement Series

2035 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$503,677	28,411	$166,740	8,529	$(345,361)	(19,456)	$325,056	17,484
Class C	34,890	2,015	10,462	546	(34,999)	(2,052)	10,353	509
Class T	—	—	—	—	—	—	—	—
Class F-1	40,319	2,280	10,310	531	(31,301)	(1,805)	19,328	1,006
Class F-2	56,002	3,180	11,438	585	(39,311)	(2,249)	28,129	1,516
Class F-3	10,978	600	1,800	92	(4,286)	(245)	8,492	447
Class R-1	8,046	476	1,545	81	(5,134)	(299)	4,457	258
Class R-2	303,983	17,835	71,892	3,764	(337,971)	(19,891)	37,904	1,708
Class R-2E	87,125	5,064	21,005	1,095	(87,537)	(5,065)	20,593	1,094
Class R-3	511,845	29,434	112,865	5,842	(518,042)	(29,698)	106,668	5,578
Class R-4	454,340	25,791	118,154	6,056	(591,293)	(33,720)	(18,799)	(1,873)
Class R-5E	321,374	18,247	55,648	2,854	(206,253)	(11,587)	170,769	9,514
Class R-5	124,589	7,124	33,672	1,706	(154,276)	(8,604)	3,985	226
Class R-6	5,139,371	289,846	1,196,113	60,902	(2,185,451)	(124,299)	4,150,033	226,449
Total net increase (decrease)	$7,596,539	430,303	$1,811,644	92,583	$(4,541,215)	(258,970)	$4,866,968	263,916

Year ended October 31, 2021

Class A	$573,306	30,368	$90,721	5,123	$(373,668)	(19,924)	$290,359	15,567
Class C	44,745	2,424	5,578	321	(30,391)	(1,646)	19,932	1,099
Class T	—	—	—	—	—	—	—	—
Class F-1	69,770	3,762	5,176	294	(32,314)	(1,726)	42,632	2,330
Class F-2	73,195	3,890	5,529	312	(29,930)	(1,590)	48,794	2,612
Class F-3	11,335	592	620	35	(1,113)	(60)	10,842	567
Class R-1	10,100	560	825	48	(4,220)	(230)	6,705	378
Class R-2	346,888	18,797	41,749	2,411	(384,284)	(20,854)	4,353	354
Class R-2E	108,976	5,905	11,617	667	(91,586)	(4,999)	29,007	1,573
Class R-3	590,634	31,763	65,531	3,743	(572,405)	(30,819)	83,760	4,687
Class R-4	550,931	29,410	70,980	4,017	(984,321)	(52,813)	(362,410)	(19,386)
Class R-5E	328,266	17,597	35,342	2,002	(381,417)	(19,772)	(17,809)	(173)
Class R-5	115,565	6,070	21,254	1,190	(119,042)	(6,272)	17,777	988
Class R-6	5,906,878	311,201	603,207	33,926	(2,452,866)	(129,642)	4,057,219	215,485
Total net increase (decrease)	$8,730,589	462,339	$958,129	54,089	$(5,457,557)	(290,347)	$4,231,161	226,081

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	69

2030 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$612,394	37,268	$254,721	14,310	$(502,763)	(30,876)	$364,352	20,702
Class C	41,096	2,554	15,421	885	(40,174)	(2,553)	16,343	886
Class T	—	—	—	—	—	—	—	—
Class F-1	38,719	2,381	11,116	630	(40,231)	(2,495)	9,604	516
Class F-2	82,870	5,037	20,056	1,128	(64,295)	(3,983)	38,631	2,182
Class F-3	12,594	788	2,188	123	(6,075)	(382)	8,707	529
Class R-1	7,602	481	2,738	156	(7,791)	(494)	2,549	143
Class R-2	293,791	18,494	89,004	5,115	(349,664)	(21,875)	33,131	1,734
Class R-2E	89,145	5,575	27,568	1,576	(102,505)	(6,334)	14,208	817
Class R-3	530,316	32,837	160,107	9,097	(601,281)	(37,294)	89,142	4,640
Class R-4	516,947	31,538	177,708	10,000	(763,834)	(46,973)	(69,179)	(5,435)
Class R-5E	347,707	21,264	79,381	4,475	(264,186)	(15,996)	162,902	9,743
Class R-5	140,248	8,310	47,249	2,631	(183,579)	(11,069)	3,918	(128)
Class R-6	5,557,847	337,985	1,630,382	91,185	(2,836,516)	(172,785)	4,351,713	256,385
Total net increase (decrease)	$8,271,276	504,512	$2,517,639	141,311	$(5,762,894)	(353,109)	$5,026,021	292,714

Year ended October 31, 2021

Class A	$760,746	43,269	$117,698	7,056	$(493,756)	(28,102)	$384,688	22,223
Class C	51,413	2,994	6,764	413	(37,556)	(2,186)	20,621	1,221
Class T	—	—	—	—	—	—	—	—
Class F-1	57,845	3,332	5,351	324	(36,650)	(2,102)	26,546	1,554
Class F-2	103,502	5,885	8,612	517	(51,152)	(2,909)	60,962	3,493
Class F-3	16,457	937	858	51	(6,934)	(386)	10,381	602
Class R-1	15,907	929	1,103	67	(5,559)	(321)	11,451	675
Class R-2	338,609	19,705	43,387	2,657	(418,472)	(24,356)	(36,476)	(1,994)
Class R-2E	126,139	7,309	12,965	790	(96,529)	(5,590)	42,575	2,509
Class R-3	662,570	38,202	80,212	4,859	(702,786)	(40,478)	39,996	2,583
Class R-4	694,299	39,675	89,084	5,350	(1,058,374)	(60,782)	(274,991)	(15,757)
Class R-5E	358,020	20,457	45,086	2,711	(471,022)	(26,354)	(67,916)	(3,186)
Class R-5	127,079	7,142	25,185	1,497	(152,960)	(8,619)	(696)	20
Class R-6	6,521,365	368,892	723,769	43,210	(2,940,440)	(166,556)	4,304,694	245,546
Total net increase (decrease)	$9,833,951	558,728	$1,160,074	69,502	$(6,472,190)	(368,741)	$4,521,835	259,489

Refer to the end of the tables for footnotes.

70	American Funds Target Date Retirement Series

2025 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$563,540	37,378	$242,847	15,093	$(589,398)	(39,514)	$216,989	12,957
Class C	30,906	2,112	14,064	891	(47,442)	(3,275)	(2,472)	(272)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,055	1,422	6,955	436	(25,237)	(1,693)	2,773	165
Class F-2	82,636	5,448	16,921	1,054	(68,985)	(4,629)	30,572	1,873
Class F-3	9,075	594	2,362	147	(5,861)	(387)	5,576	354
Class R-1	6,176	422	1,781	113	(8,298)	(560)	(341)	(25)
Class R-2	221,873	15,219	72,272	4,592	(327,310)	(22,393)	(33,165)	(2,582)
Class R-2E	68,828	4,739	25,485	1,612	(120,291)	(8,192)	(25,978)	(1,841)
Class R-3	416,850	28,077	129,204	8,121	(633,261)	(42,984)	(87,207)	(6,786)
Class R-4	417,706	27,722	141,103	8,786	(717,526)	(48,163)	(158,717)	(11,655)
Class R-5E	285,435	19,124	67,509	4,211	(268,292)	(17,962)	84,652	5,373
Class R-5	88,458	5,861	38,845	2,395	(174,872)	(11,543)	(47,569)	(3,287)
Class R-6	4,338,742	286,964	1,308,610	80,928	(3,245,220)	(217,428)	2,402,132	150,464
Total net increase (decrease)	$6,551,280	435,082	$2,067,958	128,379	$(6,231,993)	(418,723)	$2,387,245	144,738

Year ended October 31, 2021

Class A	$792,482	49,535	$119,369	7,802	$(556,774)	(34,748)	$355,077	22,589
Class C	48,388	3,087	6,743	449	(39,072)	(2,487)	16,059	1,049
Class T	—	—	—	—	—	—	—	—
Class F-1	33,389	2,119	3,826	252	(29,661)	(1,872)	7,554	499
Class F-2	83,380	5,196	8,353	547	(60,547)	(3,742)	31,186	2,001
Class F-3	21,304	1,322	658	43	(6,916)	(434)	15,046	931
Class R-1	8,885	572	923	61	(6,800)	(432)	3,008	201
Class R-2	287,854	18,395	37,583	2,507	(361,881)	(23,114)	(36,444)	(2,212)
Class R-2E	105,194	6,701	13,643	907	(122,330)	(7,803)	(3,493)	(195)
Class R-3	554,356	35,107	70,449	4,653	(664,598)	(42,002)	(39,793)	(2,242)
Class R-4	582,929	36,529	79,304	5,194	(1,076,856)	(67,494)	(414,623)	(25,771)
Class R-5E	362,720	22,818	40,469	2,654	(447,296)	(27,474)	(44,107)	(2,002)
Class R-5	120,715	7,460	23,241	1,507	(162,364)	(10,039)	(18,408)	(1,072)
Class R-6	5,600,112	347,342	623,429	40,561	(3,055,486)	(189,643)	3,168,055	198,260
Total net increase (decrease)	$8,601,708	536,183	$1,027,990	67,137	$(6,590,581)	(411,284)	$3,039,117	192,036

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	71

2020 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$277,704	20,447	$162,140	11,378	$(396,045)	(29,568)	$43,799	2,257
Class C	15,406	1,156	9,259	661	(33,591)	(2,578)	(8,926)	(761)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,010	532	3,626	256	(12,336)	(936)	(1,700)	(148)
Class F-2	36,942	2,742	11,119	782	(42,411)	(3,174)	5,650	350
Class F-3	5,653	412	1,228	86	(6,672)	(507)	209	(9)
Class R-1	1,815	141	646	46	(4,805)	(352)	(2,344)	(165)
Class R-2	92,658	7,033	35,737	2,551	(178,482)	(13,539)	(50,087)	(3,955)
Class R-2E	43,664	3,322	12,346	881	(69,212)	(5,256)	(13,202)	(1,053)
Class R-3	194,890	14,672	69,090	4,886	(378,778)	(28,566)	(114,798)	(9,008)
Class R-4	209,192	15,470	83,181	5,841	(488,156)	(36,492)	(195,783)	(15,181)
Class R-5E	137,242	10,212	38,046	2,682	(181,701)	(13,460)	(6,413)	(566)
Class R-5	55,071	3,932	21,477	1,496	(123,366)	(9,085)	(46,818)	(3,657)
Class R-6	2,170,885	160,723	724,843	50,653	(2,576,561)	(191,181)	319,167	20,195
Total net increase (decrease)	$3,248,132	240,794	$1,172,738	82,199	$(4,492,116)	(334,694)	$(71,246)	(11,701)

Year ended October 31, 2021

Class A	$423,495	29,663	$101,123	7,392	$(487,911)	(34,196)	$36,707	2,859
Class C	28,260	2,011	5,506	410	(29,502)	(2,108)	4,264	313
Class T	—	—	—	—	—	—	—	—
Class F-1	14,181	1,003	2,553	188	(20,382)	(1,432)	(3,648)	(241)
Class F-2	57,797	4,067	6,281	460	(40,895)	(2,860)	23,183	1,667
Class F-3	8,284	570	490	35	(2,723)	(189)	6,051	416
Class R-1	3,207	230	551	41	(6,430)	(456)	(2,672)	(185)
Class R-2	125,677	8,983	24,851	1,846	(237,092)	(16,903)	(86,564)	(6,074)
Class R-2E	54,096	3,845	8,572	637	(84,916)	(6,064)	(22,248)	(1,582)
Class R-3	245,219	17,372	49,696	3,662	(462,426)	(32,691)	(167,511)	(11,657)
Class R-4	312,759	21,954	60,090	4,399	(695,678)	(48,792)	(322,829)	(22,439)
Class R-5E	183,845	12,931	30,857	2,266	(324,400)	(22,482)	(109,698)	(7,285)
Class R-5	69,668	4,852	15,358	1,115	(131,640)	(9,137)	(46,614)	(3,170)
Class R-6	3,105,037	216,315	444,472	32,372	(2,611,471)	(181,645)	938,038	67,042
Total net increase (decrease)	$4,631,525	323,796	$750,400	54,823	$(5,135,466)	(358,955)	$246,459	19,664

Refer to the end of the tables for footnotes.

72	American Funds Target Date Retirement Series

2015 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$71,573	5,797	$49,488	3,789	$(147,520)	(12,026)	$(26,459)	(2,440)
Class C	3,325	273	1,903	148	(9,078)	(758)	(3,850)	(337)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,483	122	710	55	(3,234)	(273)	(1,041)	(96)
Class F-2	9,857	793	2,889	222	(11,217)	(912)	1,529	103
Class F-3	1,668	133	354	27	(2,275)	(184)	(253)	(24)
Class R-1	1,495	122	287	23	(1,553)	(129)	229	16
Class R-2	26,902	2,217	9,052	703	(61,139)	(5,055)	(25,185)	(2,135)
Class R-2E	14,181	1,175	3,390	264	(22,746)	(1,865)	(5,175)	(426)
Class R-3	60,050	4,893	18,094	1,395	(122,373)	(9,984)	(44,229)	(3,696)
Class R-4	56,490	4,605	16,222	1,243	(113,354)	(9,215)	(40,642)	(3,367)
Class R-5E	36,077	2,945	7,941	611	(65,959)	(5,233)	(21,941)	(1,677)
Class R-5	23,198	1,792	4,993	379	(22,630)	(1,819)	5,561	352
Class R-6	747,271	59,990	179,293	13,707	(799,862)	(64,800)	126,702	8,897
Total net increase (decrease)	$1,053,570	84,857	$294,616	22,566	$(1,382,940)	(112,253)	$(34,754)	(4,830)

Year ended October 31, 2021

Class A	$104,287	8,034	$39,547	3,184	$(185,095)	(14,306)	$(41,261)	(3,088)
Class C	4,843	380	1,484	121	(8,705)	(683)	(2,378)	(182)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,502	117	640	52	(4,911)	(381)	(2,769)	(212)
Class F-2	11,222	866	2,148	173	(10,564)	(814)	2,806	225
Class F-3	4,692	360	103	8	(720)	(54)	4,075	314
Class R-1	713	56	261	21	(2,653)	(208)	(1,679)	(131)
Class R-2	34,862	2,736	7,493	611	(67,999)	(5,348)	(25,644)	(2,001)
Class R-2E	20,451	1,613	2,897	237	(31,690)	(2,516)	(8,342)	(666)
Class R-3	87,603	6,806	16,218	1,315	(166,065)	(12,928)	(62,244)	(4,807)
Class R-4	82,627	6,384	14,080	1,135	(192,063)	(14,807)	(95,356)	(7,288)
Class R-5E	50,231	3,916	8,457	685	(92,636)	(7,128)	(33,948)	(2,527)
Class R-5	13,955	1,070	4,070	326	(31,933)	(2,437)	(13,908)	(1,041)
Class R-6	1,007,732	77,557	129,200	10,386	(824,483)	(63,332)	312,449	24,611
Total net increase (decrease)	$1,424,720	109,895	$226,598	18,254	$(1,619,517)	(124,942)	$31,801	3,207

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	73

2010 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$74,441	6,379	$23,987	1,947	$(104,112)	(8,958)	$(5,684)	(632)
Class C	4,638	398	973	80	(7,926)	(693)	(2,315)	(215)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,035	268	374	30	(2,306)	(202)	1,103	96
Class F-2	19,144	1,676	1,579	129	(14,488)	(1,267)	6,235	538
Class F-3	3,597	309	321	26	(1,304)	(113)	2,614	222
Class R-1	800	69	59	5	(452)	(40)	407	34
Class R-2	23,383	2,022	3,102	255	(32,255)	(2,813)	(5,770)	(536)
Class R-2E	23,811	2,025	2,283	188	(32,182)	(2,795)	(6,088)	(582)
Class R-3	55,677	4,788	8,351	682	(86,456)	(7,400)	(22,428)	(1,930)
Class R-4	60,238	5,122	11,156	906	(109,747)	(9,370)	(38,353)	(3,342)
Class R-5E	25,864	2,215	5,390	439	(35,480)	(3,044)	(4,226)	(390)
Class R-5	14,441	1,210	2,848	229	(19,505)	(1,622)	(2,216)	(183)
Class R-6	809,243	68,700	109,712	8,884	(738,860)	(63,119)	180,095	14,465
Total net increase (decrease)	$1,118,312	95,181	$170,135	13,800	$(1,185,073)	(101,436)	$103,374	7,545

Year ended October 31, 2021

Class A	$94,363	7,766	$22,539	1,926	$(126,382)	(10,419)	$(9,480)	(727)
Class C	7,596	632	803	70	(5,937)	(497)	2,462	205
Class T	—	—	—	—	—	—	—	—
Class F-1	3,387	280	343	30	(3,405)	(282)	325	28
Class F-2	14,819	1,214	1,282	110	(8,562)	(702)	7,539	622
Class F-3	3,498	287	224	19	(2,020)	(168)	1,702	138
Class R-1	341	28	63	6	(613)	(51)	(209)	(17)
Class R-2	32,042	2,675	3,198	276	(41,695)	(3,488)	(6,455)	(537)
Class R-2E	21,470	1,819	2,036	177	(21,371)	(1,798)	2,135	198
Class R-3	72,955	6,038	9,659	830	(127,518)	(10,554)	(44,904)	(3,686)
Class R-4	65,745	5,431	11,937	1,022	(112,034)	(9,192)	(34,352)	(2,739)
Class R-5E	73,136	6,050	5,658	486	(89,484)	(7,323)	(10,690)	(787)
Class R-5	17,423	1,429	2,782	236	(29,189)	(2,394)	(8,984)	(729)
Class R-6	995,992	81,901	92,001	7,850	(819,239)	(67,320)	268,754	22,431
Total net increase (decrease)	$1,402,767	115,550	$152,525	13,038	$(1,387,449)	(114,188)	$167,843	14,400

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

74	American Funds Target Date Retirement Series

Financial highlights

2065 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2022	$16.94	$.11	$(3.76)	$(3.65)	$(.09)	$(.13)	$(.22)	$13.07	(21.75)%		$104		.39%		.39%		.76%		.78%
10/31/2021	12.66	.10	4.27	4.37	(.08)	(.01)	(.09)	16.94	34.61		54		.44		.40		.77		.60
10/31/2020[7,8]	10.00	.05	2.61	2.66	—	—	—	12.66	26.60	[9]	7		.60	[10]	.38	[10]	.75	[10]	.67	[10]
Class C:
10/31/2022	16.80	.01	(3.73)	(3.72)	(.02)	(.13)	(.15)	12.93	(22.33)		7		1.09		1.09		1.46		.07
10/31/2021	12.63	(.01)	4.25	4.24	(.06)	(.01)	(.07)	16.80	33.63		4		1.12		1.09		1.46		(.09)
10/31/2020[7,8]	10.00	— [11]	2.63	2.63	—	—	—	12.63	26.30	[9]	—	[12]	1.17	[10]	1.00	[10]	1.37	[10]	—	[10,13]
Class T:
10/31/2022	17.01	.17	(3.79)	(3.62)	(.11)	(.13)	(.24)	13.15	(21.57)[14]		—	[12]	.08	[14]	.08	[14]	.45	[14]	1.14	[14]
10/31/2021	12.69	.16	4.27	4.43	(.10)	(.01)	(.11)	17.01	35.01	[14]	—	[12]	.24	[14]	.11	[14]	.48	[14]	1.02	[14]
10/31/2020[7,8]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[9,14]	—	[12]	.48	[10,14]	.02	[10,14]	.39	[10,14]	.94	[10,14]
Class F-1:
10/31/2022	16.96	.12	(3.78)	(3.66)	(.08)	(.13)	(.21)	13.09	(21.83)		2		.37		.37		.74		.81
10/31/2021	12.68	.11	4.27	4.38	(.09)	(.01)	(.10)	16.96	34.73		1		.42		.37		.74		.67
10/31/2020[7,8]	10.00	.06	2.62	2.68	—	—	—	12.68	26.70	[9]	—	[12]	.47	[10]	.28	[10]	.65	[10]	.77	[10]
Class F-2:
10/31/2022	17.01	.16	(3.78)	(3.62)	(.12)	(.13)	(.25)	13.14	(21.59)		6		.09		.09		.46		1.08
10/31/2021	12.69	.15	4.27	4.42	(.09)	(.01)	(.10)	17.01	34.99		3		.12		.10		.47		.91
10/31/2020[7,8]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[9]	—	[12]	.27	[10]	.03	[10]	.40	[10]	.86	[10]
Class F-3:
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13)	(.13)	(.26)	13.16	(21.49)		—	[12]	.01		.01		.38		1.18
10/31/2021	12.69	.17	4.27	4.44	(.10)	(.01)	(.11)	17.02	35.09		—	[12]	.10		.03		.40		1.08
10/31/2020[7,8]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[9]	—	[12]	.30	[10]	—	[10,13]	.37	[10]	.99	[10]
Class R-1:
10/31/2022	16.91	.02	(3.76)	(3.74)	(.03)	(.13)	(.16)	13.01	(22.34)		1		1.08		1.08		1.45		.14
10/31/2021	12.69	(.04)	4.36	4.32	(.09)	(.01)	(.10)	16.91	34.17		1		1.06		1.06		1.43		(.22)
10/31/2020[7,8]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[9,14]	—	[12]	.45	[10,14]	.06	[10,14]	.43	[10,14]	.90	[10,14]
Class R-2:
10/31/2022	16.78	.01	(3.73)	(3.72)	— [11]	(.13)	(.13)	12.93	(22.33)		60		1.11		1.11		1.48		.06
10/31/2021	12.61	(.01)	4.24	4.23	(.05)	(.01)	(.06)	16.78	33.62		38		1.17		1.12		1.49		(.05)
10/31/2020[7,8]	10.00	— [11]	2.61	2.61	—	—	—	12.61	26.10	[9]	7		1.31	[10]	1.11	[10]	1.48	[10]	(.04)[10]
Class R-2E:
10/31/2022	16.87	.05	(3.75)	(3.70)	(.03)	(.13)	(.16)	13.01	(22.12)		6		.81		.81		1.18		.34
10/31/2021	12.64	.04	4.25	4.29	(.05)	(.01)	(.06)	16.87	34.02		3		.87		.82		1.19		.25
10/31/2020[7,8]	10.00	.02	2.62	2.64	—	—	—	12.64	26.40	[9]	1		1.01	[10]	.79	[10]	1.16	[10]	.27	[10]
Class R-3:
10/31/2022	16.89	.07	(3.75)	(3.68)	(.05)	(.13)	(.18)	13.03	(22.00)		67		.66		.66		1.03		.51
10/31/2021	12.64	.05	4.27	4.32	(.06)	(.01)	(.07)	16.89	34.29		39		.72		.67		1.04		.34
10/31/2020[7,8]	10.00	.03	2.61	2.64	—	—	—	12.64	26.40	[9]	8		.91	[10]	.66	[10]	1.03	[10]	.45	[10]
Class R-4:
10/31/2022	16.95	.12	(3.77)	(3.65)	(.09)	(.13)	(.22)	13.08	(21.81)		42		.36		.36		.73		.82
10/31/2021	12.67	.10	4.27	4.37	(.08)	(.01)	(.09)	16.95	34.63		24		.42		.38		.75		.65
10/31/2020[7,8]	10.00	.05	2.62	2.67	—	—	—	12.67	26.70	[9]	3		.57	[10]	.36	[10]	.73	[10]	.71	[10]
Class R-5E:
10/31/2022	16.99	.14	(3.76)	(3.62)	(.11)	(.13)	(.24)	13.13	(21.60)		32		.16		.16		.53		1.01
10/31/2021	12.68	.14	4.27	4.41	(.09)	(.01)	(.10)	16.99	34.90		16		.22		.17		.54		.85
10/31/2020[7,8]	10.00	.07	2.61	2.68	—	—	—	12.68	26.80	[9]	3		.35	[10]	.17	[10]	.54	[10]	.99	[10]

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2065 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/2022	$17.01	$.16	$(3.77)	$(3.61)	$(.12)	$(.13)	$(.25)	$13.15	(21.53)%		$13	.06%		.06%		.43%		1.11%
10/31/2021	12.69	.16	4.26	4.42	(.09)	(.01)	(.10)	17.01	34.99		7	.12		.08		.45		.98
10/31/2020[7,8]	10.00	.08	2.61	2.69	—	—	—	12.69	26.90	[9]	1	.33	[10]	.07	[10]	.44	[10]	1.03	[10]
Class R-6:
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13)	(.13)	(.26)	13.16	(21.49)		430	.01		.01		.38		1.15
10/31/2021	12.69	.15	4.29	4.44	(.10)	(.01)	(.11)	17.02	35.09		194	.07		.03		.40		.95
10/31/2020[7,8]	10.00	.09	2.60	2.69	—	—	—	12.69	26.90	[9]	14	.18	[10]	.04	[10]	.41	[10]	1.16	[10]

Refer to the end of the tables for footnotes.

76	American Funds Target Date Retirement Series

Financial highlights (continued)

2060 Fund

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income (loss) to average net assets
Class A:
10/31/2022	$18.27	$.14		$(3.98)	$(3.84)	$(.13)	$(.49)	$(.62)	$13.81	(21.77)%	$604		.34%		.71%		.88%
10/31/2021	13.92	.13		4.62	4.75	(.09)	(.31)	(.40)	18.27	34.65	619		.34		.71		.77
10/31/2020	13.16	.15		1.05	1.20	(.10)	(.34)	(.44)	13.92	9.25	363		.38		.76		1.15
10/31/2019	12.14	.16		1.26	1.42	(.09)	(.31)	(.40)	13.16	12.22	232		.40		.79		1.27
10/31/2018	12.20	.14		(.01)	.13	(.08)	(.11)	(.19)	12.14	1.06	130		.37		.77		1.10
Class C:
10/31/2022	17.92	.02		(3.91)	(3.89)	(.01)	(.49)	(.50)	13.53	(22.34)	67		1.08		1.45		.14
10/31/2021	13.68	.01		4.54	4.55	—	(.31)	(.31)	17.92	33.66	75		1.08		1.45		.04
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.43	49		1.11		1.49		.44
10/31/2019	11.96	.06		1.26	1.32	(.01)	(.31)	(.32)	12.96	11.46	34		1.12		1.51		.51
10/31/2018	12.05	.04		— [11]	.04	(.02)	(.11)	(.13)	11.96	.25	20		1.13		1.53		.34
Class T:
10/31/2022	18.34	.18		(3.99)	(3.81)	(.16)	(.49)	(.65)	13.88	(21.55)[14]	—	[12]	.08	[14]	.45	[14]	1.15	[14]
10/31/2021	13.97	.17		4.62	4.79	(.11)	(.31)	(.42)	18.34	34.86 [14]	—	[12]	.15	[14]	.52	[14]	.99	[14]
10/31/2020	13.20	.19		1.05	1.24	(.13)	(.34)	(.47)	13.97	9.48 [14]	—	[12]	.16	[14]	.54	[14]	1.45	[14]
10/31/2019	12.16	.20		1.25	1.45	(.10)	(.31)	(.41)	13.20	12.54 [14]	—	[12]	.16	[14]	.55	[14]	1.58	[14]
10/31/2018	12.22	.17		(.02)	.15	(.10)	(.11)	(.21)	12.16	1.20 [14]	—	[12]	.17	[14]	.57	[14]	1.36	[14]
Class F-1:
10/31/2022	18.27	.13		(3.98)	(3.85)	(.13)	(.49)	(.62)	13.80	(21.83)	30		.38		.75		.84
10/31/2021	13.93	.12		4.62	4.74	(.09)	(.31)	(.40)	18.27	34.57	31		.37		.74		.73
10/31/2020	13.17	.15		1.05	1.20	(.10)	(.34)	(.44)	13.93	9.24	15		.38		.76		1.15
10/31/2019	12.15	.15		1.27	1.42	(.09)	(.31)	(.40)	13.17	12.26	9		.39		.78		1.23
10/31/2018	12.21	.13		— [11]	.13	(.08)	(.11)	(.19)	12.15	1.04	5		.39		.79		.99
Class F-2:
10/31/2022	18.39	.17		(3.99)	(3.82)	(.17)	(.49)	(.66)	13.91	(21.57)	48		.09		.46		1.12
10/31/2021	14.00	.17		4.65	4.82	(.12)	(.31)	(.43)	18.39	35.02	55		.09		.46		1.00
10/31/2020	13.23	.19		1.05	1.24	(.13)	(.34)	(.47)	14.00	9.52	29		.10		.48		1.41
10/31/2019	12.20	.18		1.27	1.45	(.11)	(.31)	(.42)	13.23	12.50	17		.12		.51		1.46
10/31/2018	12.25	.16		.01	.17	(.11)	(.11)	(.22)	12.20	1.32	9		.13		.53		1.27
Class F-3:
10/31/2022	18.36	.18		(3.98)	(3.80)	(.18)	(.49)	(.67)	13.89	(21.49)	4		.01		.38		1.20
10/31/2021	13.98	.18		4.64	4.82	(.13)	(.31)	(.44)	18.36	35.08	3		.01		.38		1.07
10/31/2020	13.21	.17		1.08	1.25	(.14)	(.34)	(.48)	13.98	9.59	1		.02		.40		1.27
10/31/2019	12.17	.22		1.25	1.47	(.12)	(.31)	(.43)	13.21	12.69	6		.03		.42		1.77
10/31/2018	12.23	.19		(.03)	.16	(.11)	(.11)	(.22)	12.17	1.28	7		.04		.44		1.47
Class R-1:
10/31/2022	17.98	.01		(3.92)	(3.91)	(.02)	(.49)	(.51)	13.56	(22.36)	6		1.10		1.47		.09
10/31/2021	13.74	—	[11]	4.56	4.56	(.01)	(.31)	(.32)	17.98	33.60	6		1.11		1.48		(.01)
10/31/2020	13.01	.04		1.04	1.08	(.01)	(.34)	(.35)	13.74	8.40	3		1.14		1.52		.28
10/31/2019	12.01	.07		1.26	1.33	(.02)	(.31)	(.33)	13.01	11.47	1		1.10		1.49		.60
10/31/2018	12.10	.04		— [11]	.04	(.02)	(.11)	(.13)	12.01	.27	1		1.10		1.50		.33
Class R-2:
10/31/2022	17.91	.02		(3.92)	(3.90)	— [11]	(.49)	(.49)	13.52	(22.38)	269		1.11		1.48		.11
10/31/2021	13.68	—	[11]	4.54	4.54	—	(.31)	(.31)	17.91	33.58	304		1.11		1.48		.02
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.42	204		1.12		1.50		.44
10/31/2019	11.96	.07		1.25	1.32	(.01)	(.31)	(.32)	12.96	11.44	148		1.13		1.52		.53
10/31/2018	12.06	.04		(.01)	.03	(.02)	(.11)	(.13)	11.96	.22	92		1.14		1.54		.35
Class R-2E:
10/31/2022	18.05	.06		(3.94)	(3.88)	(.05)	(.49)	(.54)	13.63	(22.14)	61		.81		1.18		.42
10/31/2021	13.77	.05		4.58	4.63	(.04)	(.31)	(.35)	18.05	34.05	68		.81		1.18		.30
10/31/2020	13.04	.09		1.04	1.13	(.06)	(.34)	(.40)	13.77	8.74	40		.82		1.20		.71
10/31/2019	12.04	.10		1.26	1.36	(.05)	(.31)	(.36)	13.04	11.75	27		.83		1.22		.79
10/31/2018	12.14	.07		.01	.08	(.07)	(.11)	(.18)	12.04	.57	14		.84		1.24		.58

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2060 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5,6]	Ratio of net income (loss) to average net assets
Class R-3:
10/31/2022	$18.12	$.09	$(3.96)	$(3.87)	$(.08)	$(.49)	$(.57)	$13.68	(22.07)%	$368	.66%	1.03%	.56%
10/31/2021	13.82	.08	4.58	4.66	(.05)	(.31)	(.36)	18.12	34.22	383	.66	1.03	.45
10/31/2020	13.08	.11	1.04	1.15	(.07)	(.34)	(.41)	13.82	8.91	236	.67	1.05	.86
10/31/2019	12.07	.12	1.26	1.38	(.06)	(.31)	(.37)	13.08	11.91	158	.68	1.07	.96
10/31/2018	12.15	.10	(.01)	.09	(.06)	(.11)	(.17)	12.07	.69	91	.69	1.09	.77
Class R-4:
10/31/2022	18.27	.13	(3.98)	(3.85)	(.12)	(.49)	(.61)	13.81	(21.79)	327	.36	.73	.87
10/31/2021	13.92	.12	4.62	4.74	(.08)	(.31)	(.39)	18.27	34.57	381	.36	.73	.73
10/31/2020	13.16	.16	1.04	1.20	(.10)	(.34)	(.44)	13.92	9.27	285	.37	.75	1.17
10/31/2019	12.13	.16	1.27	1.43	(.09)	(.31)	(.40)	13.16	12.30	190	.38	.77	1.25
10/31/2018	12.20	.14	(.01)	.13	(.09)	(.11)	(.20)	12.13	.98	105	.39	.79	1.07
Class R-5E:
10/31/2022	18.31	.16	(3.98)	(3.82)	(.15)	(.49)	(.64)	13.85	(21.61)	207	.16	.53	1.04
10/31/2021	13.95	.16	4.63	4.79	(.12)	(.31)	(.43)	18.31	34.87	187	.16	.53	.95
10/31/2020	13.18	.19	1.05	1.24	(.13)	(.34)	(.47)	13.95	9.50	116	.17	.55	1.41
10/31/2019	12.16	.18	1.26	1.44	(.11)	(.31)	(.42)	13.18	12.43	75	.17	.56	1.39
10/31/2018	12.22	.15	.01	.16	(.11)	(.11)	(.22)	12.16	1.22	27	.18	.58	1.21
Class R-5:
10/31/2022	18.42	.18	(4.00)	(3.82)	(.17)	(.49)	(.66)	13.94	(21.51)	95	.06	.43	1.16
10/31/2021	14.03	.18	4.65	4.83	(.13)	(.31)	(.44)	18.42	34.97	106	.06	.43	1.05
10/31/2020	13.25	.20	1.06	1.26	(.14)	(.34)	(.48)	14.03	9.60	66	.07	.45	1.51
10/31/2019	12.21	.20	1.26	1.46	(.11)	(.31)	(.42)	13.25	12.59	48	.08	.47	1.61
10/31/2018	12.26	.18	(.01)	.17	(.11)	(.11)	(.22)	12.21	1.31	35	.10	.50	1.38
Class R-6:
10/31/2022	18.44	.19	(4.01)	(3.82)	(.18)	(.49)	(.67)	13.95	(21.51)	4,166	.01	.38	1.20
10/31/2021	14.04	.19	4.65	4.84	(.13)	(.31)	(.44)	18.44	35.07	3,763	.01	.38	1.09
10/31/2020	13.26	.20	1.06	1.26	(.14)	(.34)	(.48)	14.04	9.64	1,888	.02	.40	1.48
10/31/2019	12.22	.20	1.27	1.47	(.12)	(.31)	(.43)	13.26	12.64	1,069	.03	.42	1.57
10/31/2018	12.27	.18	(.01)	.17	(.11)	(.11)	(.22)	12.22	1.36	477	.04	.44	1.41

Refer to the end of the tables for footnotes.

78	American Funds Target Date Retirement Series

Financial highlights (continued)

2055 Fund

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2022	$27.25	$.21		$(5.85)	$(5.64)	$(.17)	$(.92)	$(1.09)	$20.52	(21.58)%	$1,023		.33%		.70%		.89%
10/31/2021	20.85	.20		6.90	7.10	(.15)	(.55)	(.70)	27.25	34.62	1,143		.33		.70		.79
10/31/2020	19.83	.24		1.58	1.82	(.17)	(.63)	(.80)	20.85	9.27	752		.35		.73		1.21
10/31/2019	18.45	.25		1.88	2.13	(.15)	(.60)	(.75)	19.83	12.31	581		.36		.75		1.33
10/31/2018	18.66	.22		(.02)	.20	(.14)	(.27)	(.41)	18.45	1.02	431		.34		.74		1.16
Class C:
10/31/2022	26.59	.04		(5.72)	(5.68)	—	(.92)	(.92)	19.99	(22.15)	86		1.07		1.44		.16
10/31/2021	20.39	.01		6.75	6.76	(.01)	(.55)	(.56)	26.59	33.59	103		1.07		1.44		.05
10/31/2020	19.42	.09		1.55	1.64	(.04)	(.63)	(.67)	20.39	8.51	71		1.09		1.47		.48
10/31/2019	18.09	.11		1.85	1.96	(.03)	(.60)	(.63)	19.42	11.43	57		1.11		1.50		.58
10/31/2018	18.32	.07		(.01)	.06	(.02)	(.27)	(.29)	18.09	.29	42		1.11		1.51		.39
Class T:
10/31/2022	27.30	.27		(5.85)	(5.58)	(.22)	(.92)	(1.14)	20.58	(21.36)[14]	—	[12]	.08	[14]	.45	[14]	1.16	[14]
10/31/2021	20.89	.25		6.89	7.14	(.18)	(.55)	(.73)	27.30	34.80 [14]	—	[12]	.14	[14]	.51	[14]	1.00	[14]
10/31/2020	19.85	.29		1.58	1.87	(.20)	(.63)	(.83)	20.89	9.56 [14]	—	[12]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	18.47	.30		1.87	2.17	(.19)	(.60)	(.79)	19.85	12.52 [14]	—	[12]	.14	[14]	.53	[14]	1.60	[14]
10/31/2018	18.68	.27		(.04)	.23	(.17)	(.27)	(.44)	18.47	1.21 [14]	—	[12]	.14	[14]	.54	[14]	1.39	[14]
Class F-1:
10/31/2022	27.06	.20		(5.80)	(5.60)	(.17)	(.92)	(1.09)	20.37	(21.61)	46		.38		.75		.86
10/31/2021	20.73	.19		6.84	7.03	(.15)	(.55)	(.70)	27.06	34.49	56		.37		.74		.74
10/31/2020	19.71	.23		1.58	1.81	(.16)	(.63)	(.79)	20.73	9.30	34		.37		.75		1.17
10/31/2019	18.36	.25		1.86	2.11	(.16)	(.60)	(.76)	19.71	12.24	22		.38		.77		1.33
10/31/2018	18.58	.21		(.01)	.20	(.15)	(.27)	(.42)	18.36	1.02	18		.37		.77		1.07
Class F-2:
10/31/2022	27.30	.26		(5.84)	(5.58)	(.23)	(.92)	(1.15)	20.57	(21.36)	56		.09		.46		1.13
10/31/2021	20.89	.26		6.90	7.16	(.20)	(.55)	(.75)	27.30	34.89	58		.09		.46		1.02
10/31/2020	19.85	.29		1.59	1.88	(.21)	(.63)	(.84)	20.89	9.61	33		.10		.48		1.47
10/31/2019	18.48	.29		1.88	2.17	(.20)	(.60)	(.80)	19.85	12.55	24		.10		.49		1.55
10/31/2018	18.69	.25		(.01)	.24	(.18)	(.27)	(.45)	18.48	1.24	14		.11		.51		1.28
Class F-3:
10/31/2022	27.36	.28		(5.86)	(5.58)	(.25)	(.92)	(1.17)	20.61	(21.33)	10		.01		.38		1.22
10/31/2021	20.93	.28		6.91	7.19	(.21)	(.55)	(.76)	27.36	35.00	12		.01		.38		1.10
10/31/2020	19.89	.31		1.59	1.90	(.23)	(.63)	(.86)	20.93	9.67	7		.01		.39		1.57
10/31/2019	18.51	.32		1.87	2.19	(.21)	(.60)	(.81)	19.89	12.65	6		.02		.41		1.70
10/31/2018	18.70	.28		(.01)	.27	(.19)	(.27)	(.46)	18.51	1.41	5		.01		.41		1.44
Class R-1:
10/31/2022	26.43	.03		(5.68)	(5.65)	—	(.92)	(.92)	19.86	(22.17)	9		1.10		1.47		.13
10/31/2021	20.31	—	[11]	6.72	6.72	(.05)	(.55)	(.60)	26.43	33.58	11		1.11		1.48		.01
10/31/2020	19.34	.08		1.54	1.62	(.02)	(.63)	(.65)	20.31	8.44	5		1.14		1.52		.42
10/31/2019	18.03	.10		1.84	1.94	(.03)	(.60)	(.63)	19.34	11.36	4		1.14		1.53		.57
10/31/2018	18.25	.07		(.01)	.06	(.01)	(.27)	(.28)	18.03	.27	4		1.14		1.54		.35
Class R-2:
10/31/2022	26.49	.03		(5.70)	(5.67)	—	(.92)	(.92)	19.90	(22.20)	488		1.11		1.48		.13
10/31/2021	20.32	.01		6.71	6.72	— [11]	(.55)	(.55)	26.49	33.53	601		1.10		1.47		.03
10/31/2020	19.35	.09		1.54	1.63	(.03)	(.63)	(.66)	20.32	8.49	438		1.12		1.50		.48
10/31/2019	18.02	.11		1.84	1.95	(.02)	(.60)	(.62)	19.35	11.42	379		1.11		1.50		.60
10/31/2018	18.25	.08		(.02)	.06	(.02)	(.27)	(.29)	18.02	.29	306		1.12		1.52		.41
Class R-2E:
10/31/2022	26.71	.10		(5.74)	(5.64)	(.06)	(.92)	(.98)	20.09	(21.95)	117		.81		1.18		.42
10/31/2021	20.47	.08		6.77	6.85	(.06)	(.55)	(.61)	26.71	33.96	144		.81		1.18		.32
10/31/2020	19.50	.15		1.55	1.70	(.10)	(.63)	(.73)	20.47	8.79	98		.81		1.19		.75
10/31/2019	18.17	.15		1.87	2.02	(.09)	(.60)	(.69)	19.50	11.81	74		.81		1.20		.83
10/31/2018	18.44	.12		(.01)	.11	(.11)	(.27)	(.38)	18.17	.52	44		.81		1.21		.63

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2055 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2022	$26.87	$.13	$(5.77)	$(5.64)	$(.09)	$(.92)	$(1.01)	$20.22	(21.83)%	$701	.66%	1.03%	.57%
10/31/2021	20.59	.12	6.79	6.91	(.08)	(.55)	(.63)	26.87	34.11	823	.66	1.03	.47
10/31/2020	19.59	.18	1.56	1.74	(.11)	(.63)	(.74)	20.59	8.98	578	.67	1.05	.91
10/31/2019	18.24	.19	1.86	2.05	(.10)	(.60)	(.70)	19.59	11.92	478	.67	1.06	1.03
10/31/2018	18.46	.16	(.02)	.14	(.09)	(.27)	(.36)	18.24	.70	367	.67	1.07	.83
Class R-4:
10/31/2022	27.19	.20	(5.83)	(5.63)	(.16)	(.92)	(1.08)	20.48	(21.59)	710	.36	.73	.88
10/31/2021	20.81	.19	6.87	7.06	(.13)	(.55)	(.68)	27.19	34.50	925	.36	.73	.75
10/31/2020	19.78	.24	1.59	1.83	(.17)	(.63)	(.80)	20.81	9.34	804	.36	.74	1.22
10/31/2019	18.41	.25	1.87	2.12	(.15)	(.60)	(.75)	19.78	12.27	653	.36	.75	1.30
10/31/2018	18.62	.22	(.02)	.20	(.14)	(.27)	(.41)	18.41	1.01	444	.37	.77	1.12
Class R-5E:
10/31/2022	27.19	.25	(5.83)	(5.58)	(.21)	(.92)	(1.13)	20.48	(21.43)	372	.15	.52	1.07
10/31/2021	20.81	.24	6.88	7.12	(.19)	(.55)	(.74)	27.19	34.81	403	.16	.53	.96
10/31/2020	19.78	.29	1.57	1.86	(.20)	(.63)	(.83)	20.81	9.53	291	.16	.54	1.46
10/31/2019	18.42	.28	1.87	2.15	(.19)	(.60)	(.79)	19.78	12.48	228	.16	.55	1.50
10/31/2018	18.63	.25	(.01)	.24	(.18)	(.27)	(.45)	18.42	1.23	131	.16	.56	1.29
Class R-5:
10/31/2022	27.54	.27	(5.90)	(5.63)	(.24)	(.92)	(1.16)	20.75	(21.38)	220	.06	.43	1.16
10/31/2021	21.06	.27	6.96	7.23	(.20)	(.55)	(.75)	27.54	34.97	294	.06	.43	1.07
10/31/2020	20.00	.32	1.59	1.91	(.22)	(.63)	(.85)	21.06	9.66	203	.06	.44	1.60
10/31/2019	18.61	.32	1.87	2.19	(.20)	(.60)	(.80)	20.00	12.58	209	.07	.46	1.67
10/31/2018	18.81	.28	(.03)	.25	(.18)	(.27)	(.45)	18.61	1.30	193	.07	.47	1.44
Class R-6:
10/31/2022	27.58	.28	(5.90)	(5.62)	(.25)	(.92)	(1.17)	20.79	(21.30)	8,298	.01	.38	1.21
10/31/2021	21.09	.28	6.97	7.25	(.21)	(.55)	(.76)	27.58	35.03	8,209	.01	.38	1.10
10/31/2020	20.03	.31	1.61	1.92	(.23)	(.63)	(.86)	21.09	9.70	4,709	.01	.39	1.51
10/31/2019	18.64	.31	1.89	2.20	(.21)	(.60)	(.81)	20.03	12.62	3,140	.02	.41	1.62
10/31/2018	18.83	.28	(.01)	.27	(.19)	(.27)	(.46)	18.64	1.39	1,711	.02	.42	1.44

Refer to the end of the tables for footnotes.

80	American Funds Target Date Retirement Series

Financial highlights (continued)

2050 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2022	$21.72	$.18	$(4.53)	$(4.35)	$(.15)	$(.75)	$(.90)	$16.47	(20.90)%	$1,654		.33%		.70%		.96%
10/31/2021	16.67	.16	5.48	5.64	(.12)	(.47)	(.59)	21.72	34.41	1,931		.33		.69		.82
10/31/2020	15.88	.20	1.27	1.47	(.14)	(.54)	(.68)	16.67	9.36	1,334		.34		.72		1.24
10/31/2019	14.83	.20	1.50	1.70	(.13)	(.52)	(.65)	15.88	12.23	1,109		.36		.75		1.34
10/31/2018	15.02	.18	(.01)	.17	(.12)	(.24)	(.36)	14.83	1.06	872		.34		.74		1.17
Class C:
10/31/2022	21.12	.04	(4.41)	(4.37)	(.01)	(.75)	(.76)	15.99	(21.48)	133		1.07		1.44		.22
10/31/2021	16.25	.01	5.33	5.34	— [11]	(.47)	(.47)	21.12	33.36	160		1.07		1.43		.07
10/31/2020	15.51	.08	1.24	1.32	(.04)	(.54)	(.58)	16.25	8.57	113		1.09		1.47		.48
10/31/2019	14.49	.09	1.48	1.57	(.03)	(.52)	(.55)	15.51	11.47	91		1.10		1.49		.59
10/31/2018	14.71	.06	(.02)	.04	(.02)	(.24)	(.26)	14.49	.23	68		1.11		1.51		.39
Class T:
10/31/2022	21.76	.23	(4.54)	(4.31)	(.19)	(.75)	(.94)	16.51	(20.72)[14]	—	[12]	.08	[14]	.45	[14]	1.23	[14]
10/31/2021	16.70	.20	5.48	5.68	(.15)	(.47)	(.62)	21.76	34.61 [14]	—	[12]	.14	[14]	.50	[14]	1.02	[14]
10/31/2020	15.90	.23	1.28	1.51	(.17)	(.54)	(.71)	16.70	9.62 [14]	—	[12]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	14.84	.24	1.50	1.74	(.16)	(.52)	(.68)	15.90	12.52 [14]	—	[12]	.14	[14]	.53	[14]	1.60	[14]
10/31/2018	15.04	.22	(.03)	.19	(.15)	(.24)	(.39)	14.84	1.19 [14]	—	[12]	.14	[14]	.54	[14]	1.39	[14]
Class F-1:
10/31/2022	21.55	.17	(4.49)	(4.32)	(.15)	(.75)	(.90)	16.33	(20.95)	73		.38		.75		.92
10/31/2021	16.56	.15	5.43	5.58	(.12)	(.47)	(.59)	21.55	34.28	86		.37		.73		.76
10/31/2020	15.78	.19	1.27	1.46	(.14)	(.54)	(.68)	16.56	9.35	49		.37		.75		1.18
10/31/2019	14.74	.19	1.50	1.69	(.13)	(.52)	(.65)	15.78	12.27	34		.38		.77		1.30
10/31/2018	14.94	.17	(.01)	.16	(.12)	(.24)	(.36)	14.74	1.02	25		.37		.77		1.08
Class F-2:
10/31/2022	21.74	.22	(4.52)	(4.30)	(.20)	(.75)	(.95)	16.49	(20.70)	88		.09		.46		1.20
10/31/2021	16.68	.21	5.48	5.69	(.16)	(.47)	(.63)	21.74	34.74	97		.09		.45		1.05
10/31/2020	15.89	.23	1.28	1.51	(.18)	(.54)	(.72)	16.68	9.61	60		.09		.47		1.46
10/31/2019	14.83	.23	1.51	1.74	(.16)	(.52)	(.68)	15.89	12.60	44		.10		.49		1.52
10/31/2018	15.03	.21	(.02)	.19	(.15)	(.24)	(.39)	14.83	1.22	30		.11		.51		1.34
Class F-3:
10/31/2022	21.80	.24	(4.53)	(4.29)	(.22)	(.75)	(.97)	16.54	(20.63)	13		.01		.38		1.28
10/31/2021	16.73	.22	5.49	5.71	(.17)	(.47)	(.64)	21.80	34.78	12		.01		.37		1.07
10/31/2020	15.93	.30	1.23	1.53	(.19)	(.54)	(.73)	16.73	9.74	4		.01		.39		1.87
10/31/2019	14.87	.24	1.52	1.76	(.18)	(.52)	(.70)	15.93	12.66	9		.01		.40		1.56
10/31/2018	15.05	.21	.01	.22	(.16)	(.24)	(.40)	14.87	1.41	3		.01		.41		1.32
Class R-1:
10/31/2022	21.11	.04	(4.42)	(4.38)	— [11]	(.75)	(.75)	15.98	(21.52)	16		1.10		1.47		.20
10/31/2021	16.24	.01	5.34	5.35	(.01)	(.47)	(.48)	21.11	33.40	21		1.11		1.47		.05
10/31/2020	15.49	.07	1.23	1.30	(.01)	(.54)	(.55)	16.24	8.46	14		1.14		1.52		.44
10/31/2019	14.46	.09	1.48	1.57	(.02)	(.52)	(.54)	15.49	11.46	12		1.13		1.52		.58
10/31/2018	14.67	.06	(.02)	.04	(.01)	(.24)	(.25)	14.46	.18	11		1.14		1.54		.37
Class R-2:
10/31/2022	21.10	.04	(4.42)	(4.38)	—	(.75)	(.75)	15.97	(21.54)	726		1.11		1.48		.19
10/31/2021	16.23	.01	5.33	5.34	— [11]	(.47)	(.47)	21.10	33.36	902		1.10		1.46		.06
10/31/2020	15.49	.07	1.24	1.31	(.03)	(.54)	(.57)	16.23	8.52	680		1.11		1.49		.48
10/31/2019	14.47	.09	1.47	1.56	(.02)	(.52)	(.54)	15.49	11.40	598		1.11		1.50		.61
10/31/2018	14.68	.06	(.01)	.05	(.02)	(.24)	(.26)	14.47	.26	498		1.11		1.51		.41
Class R-2E:
10/31/2022	21.26	.09	(4.44)	(4.35)	(.06)	(.75)	(.81)	16.10	(21.30)	180		.81		1.18		.49
10/31/2021	16.34	.07	5.36	5.43	(.04)	(.47)	(.51)	21.26	33.77	229		.81		1.17		.34
10/31/2020	15.59	.12	1.25	1.37	(.08)	(.54)	(.62)	16.34	8.85	163		.81		1.19		.77
10/31/2019	14.58	.13	1.47	1.60	(.07)	(.52)	(.59)	15.59	11.70	136		.81		1.20		.86
10/31/2018	14.81	.10	— [11]	.10	(.09)	(.24)	(.33)	14.58	.59	94		.81		1.21		.64

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2050 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2022	$21.40	$.12	$(4.47)	$(4.35)	$(.09)	$(.75)	$(.84)	$16.21	(21.19)%	$1,127	.66%	1.03%	.64%
10/31/2021	16.44	.10	5.40	5.50	(.07)	(.47)	(.54)	21.40	33.97	1,362	.66	1.02	.50
10/31/2020	15.68	.15	1.24	1.39	(.09)	(.54)	(.63)	16.44	8.98	1,017	.66	1.04	.93
10/31/2019	14.64	.16	1.48	1.64	(.08)	(.52)	(.60)	15.68	11.93	896	.66	1.05	1.04
10/31/2018	14.84	.13	(.01)	.12	(.08)	(.24)	(.32)	14.64	.73	727	.67	1.07	.85
Class R-4:
10/31/2022	21.66	.18	(4.52)	(4.34)	(.14)	(.75)	(.89)	16.43	(20.90)	1,082	.36	.73	.95
10/31/2021	16.62	.15	5.46	5.61	(.10)	(.47)	(.57)	21.66	34.35	1,482	.36	.72	.77
10/31/2020	15.84	.20	1.26	1.46	(.14)	(.54)	(.68)	16.62	9.32	1,306	.36	.74	1.23
10/31/2019	14.78	.20	1.50	1.70	(.12)	(.52)	(.64)	15.84	12.31	1,113	.36	.75	1.32
10/31/2018	14.98	.18	(.02)	.16	(.12)	(.24)	(.36)	14.78	1.00	842	.37	.77	1.14
Class R-5E:
10/31/2022	21.67	.21	(4.51)	(4.30)	(.19)	(.75)	(.94)	16.43	(20.79)	584	.15	.52	1.13
10/31/2021	16.63	.20	5.46	5.66	(.15)	(.47)	(.62)	21.67	34.65	635	.15	.51	.99
10/31/2020	15.84	.23	1.27	1.50	(.17)	(.54)	(.71)	16.63	9.58	500	.16	.54	1.47
10/31/2019	14.80	.22	1.50	1.72	(.16)	(.52)	(.68)	15.84	12.45	423	.16	.55	1.46
10/31/2018	14.99	.20	— [11]	.20	(.15)	(.24)	(.39)	14.80	1.26	227	.15	.55	1.26
Class R-5:
10/31/2022	21.96	.23	(4.57)	(4.34)	(.21)	(.75)	(.96)	16.66	(20.70)	315	.06	.43	1.24
10/31/2021	16.84	.22	5.53	5.75	(.16)	(.47)	(.63)	21.96	34.79	434	.06	.42	1.10
10/31/2020	16.03	.26	1.27	1.53	(.18)	(.54)	(.72)	16.84	9.68	317	.06	.44	1.61
10/31/2019	14.96	.26	1.50	1.76	(.17)	(.52)	(.69)	16.03	12.58	351	.06	.45	1.69
10/31/2018	15.14	.23	(.01)	.22	(.16)	(.24)	(.40)	14.96	1.36	357	.07	.47	1.48
Class R-6:
10/31/2022	21.89	.24	(4.55)	(4.31)	(.22)	(.75)	(.97)	16.61	(20.64)	13,000	.01	.38	1.28
10/31/2021	16.79	.23	5.51	5.74	(.17)	(.47)	(.64)	21.89	34.84	13,630	.01	.37	1.12
10/31/2020	15.98	.25	1.29	1.54	(.19)	(.54)	(.73)	16.79	9.76	8,138	.01	.39	1.53
10/31/2019	14.92	.25	1.51	1.76	(.18)	(.52)	(.70)	15.98	12.61	5,959	.01	.40	1.63
10/31/2018	15.10	.23	(.01)	.22	(.16)	(.24)	(.40)	14.92	1.41	3,578	.01	.41	1.45

Refer to the end of the tables for footnotes.

82	American Funds Target Date Retirement Series

Financial highlights (continued)

2045 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2022	$21.99	$.20	$(4.41)	$(4.21)	$(.15)	$(.83)	$(.98)	$16.80	(20.08)%	$1,843		.33%		.69%		1.06%
10/31/2021	16.96	.18	5.46	5.64	(.14)	(.47)	(.61)	21.99	33.82	2,142		.32		.68		.89
10/31/2020	16.20	.21	1.25	1.46	(.16)	(.54)	(.70)	16.96	9.14	1,507		.34		.72		1.29
10/31/2019	15.13	.21	1.53	1.74	(.14)	(.53)	(.67)	16.20	12.30	1,254		.35		.74		1.40
10/31/2018	15.34	.19	(.05)	.14	(.12)	(.23)	(.35)	15.13	.92	998		.33		.72		1.22
Class C:
10/31/2022	21.41	.06	(4.30)	(4.24)	(.01)	(.83)	(.84)	16.33	(20.67)	138		1.07		1.43		.32
10/31/2021	16.55	.03	5.32	5.35	(.02)	(.47)	(.49)	21.41	32.80	166		1.07		1.43		.15
10/31/2020	15.83	.09	1.22	1.31	(.05)	(.54)	(.59)	16.55	8.39	117		1.09		1.47		.55
10/31/2019	14.80	.10	1.50	1.60	(.04)	(.53)	(.57)	15.83	11.43	98		1.10		1.49		.63
10/31/2018	15.04	.07	(.05)	.02	(.03)	(.23)	(.26)	14.80	.10	74		1.10		1.49		.44
Class T:
10/31/2022	22.03	.25	(4.42)	(4.17)	(.19)	(.83)	(1.02)	16.84	(19.90)[14]	—	[12]	.08	[14]	.44	[14]	1.32	[14]
10/31/2021	16.98	.22	5.47	5.69	(.17)	(.47)	(.64)	22.03	34.12 [14]	—	[12]	.14	[14]	.50	[14]	1.09	[14]
10/31/2020	16.21	.25	1.25	1.50	(.19)	(.54)	(.73)	16.98	9.39 [14]	—	[12]	.15	[14]	.53	[14]	1.52	[14]
10/31/2019	15.15	.25	1.51	1.76	(.17)	(.53)	(.70)	16.21	12.45 [14]	—	[12]	.14	[14]	.53	[14]	1.65	[14]
10/31/2018	15.36	.23	(.06)	.17	(.15)	(.23)	(.38)	15.15	1.12 [14]	—	[12]	.14	[14]	.53	[14]	1.43	[14]
Class F-1:
10/31/2022	21.83	.19	(4.37)	(4.18)	(.15)	(.83)	(.98)	16.67	(20.12)	88		.38		.74		1.01
10/31/2021	16.85	.17	5.42	5.59	(.14)	(.47)	(.61)	21.83	33.76	99		.37		.73		.83
10/31/2020	16.09	.20	1.25	1.45	(.15)	(.54)	(.69)	16.85	9.18	57		.37		.75		1.24
10/31/2019	15.05	.20	1.52	1.72	(.15)	(.53)	(.68)	16.09	12.19	43		.38		.77		1.34
10/31/2018	15.27	.18	(.04)	.14	(.13)	(.23)	(.36)	15.05	.89	30		.37		.76		1.12
Class F-2:
10/31/2022	22.03	.24	(4.41)	(4.17)	(.20)	(.83)	(1.03)	16.83	(19.91)	114		.09		.45		1.29
10/31/2021	16.99	.23	5.46	5.69	(.18)	(.47)	(.65)	22.03	34.11	127		.09		.45		1.11
10/31/2020	16.22	.25	1.26	1.51	(.20)	(.54)	(.74)	16.99	9.44	77		.10		.48		1.54
10/31/2019	15.16	.25	1.52	1.77	(.18)	(.53)	(.71)	16.22	12.55	58		.10		.49		1.59
10/31/2018	15.37	.21	(.03)	.18	(.16)	(.23)	(.39)	15.16	1.16	32		.10		.49		1.33
Class F-3:
10/31/2022	22.06	.26	(4.41)	(4.15)	(.22)	(.83)	(1.05)	16.86	(19.83)	9		.01		.37		1.39
10/31/2021	17.01	.24	5.47	5.71	(.19)	(.47)	(.66)	22.06	34.22	11		.01		.37		1.17
10/31/2020	16.23	.25	1.28	1.53	(.21)	(.54)	(.75)	17.01	9.57	5		.01		.39		1.54
10/31/2019	15.17	.27	1.51	1.78	(.19)	(.53)	(.72)	16.23	12.59	3		.01		.40		1.73
10/31/2018	15.37	.24	(.04)	.20	(.17)	(.23)	(.40)	15.17	1.27	2		.01		.40		1.51
Class R-1:
10/31/2022	21.37	.05	(4.29)	(4.24)	(.01)	(.83)	(.84)	16.29	(20.71)	22		1.10		1.46		.29
10/31/2021	16.53	.02	5.32	5.34	(.03)	(.47)	(.50)	21.37	32.79	28		1.11		1.47		.11
10/31/2020	15.81	.07	1.23	1.30	(.04)	(.54)	(.58)	16.53	8.30	17		1.13		1.51		.47
10/31/2019	14.78	.09	1.49	1.58	(.02)	(.53)	(.55)	15.81	11.34	13		1.13		1.52		.62
10/31/2018	15.01	.06	(.04)	.02	(.02)	(.23)	(.25)	14.78	.13	11		1.13		1.52		.41
Class R-2:
10/31/2022	21.29	.05	(4.27)	(4.22)	—	(.83)	(.83)	16.24	(20.68)	914		1.11		1.47		.29
10/31/2021	16.46	.02	5.29	5.31	(.01)	(.47)	(.48)	21.29	32.75	1,130		1.10		1.46		.12
10/31/2020	15.75	.09	1.20	1.29	(.04)	(.54)	(.58)	16.46	8.30	859		1.11		1.49		.55
10/31/2019	14.72	.10	1.49	1.59	(.03)	(.53)	(.56)	15.75	11.43	784		1.11		1.50		.66
10/31/2018	14.95	.07	(.05)	.02	(.02)	(.23)	(.25)	14.72	.13	665		1.11		1.50		.45
Class R-2E:
10/31/2022	21.53	.11	(4.32)	(4.21)	(.06)	(.83)	(.89)	16.43	(20.45)	272		.81		1.17		.59
10/31/2021	16.63	.08	5.35	5.43	(.06)	(.47)	(.53)	21.53	33.16	339		.81		1.17		.41
10/31/2020	15.90	.13	1.23	1.36	(.09)	(.54)	(.63)	16.63	8.68	241		.81		1.19		.83
10/31/2019	14.87	.14	1.50	1.64	(.08)	(.53)	(.61)	15.90	11.73	212		.81		1.20		.91
10/31/2018	15.14	.11	(.04)	.07	(.11)	(.23)	(.34)	14.87	.43	151		.81		1.20		.71

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	83

Financial highlights (continued)

2045 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2022	$21.65	$.14	$(4.35)	$(4.21)	$(.08)	$(.83)	$(.91)	$16.53	(20.34)%	$1,273	.66%	1.02%	.73%
10/31/2021	16.71	.11	5.38	5.49	(.08)	(.47)	(.55)	21.65	33.41	1,546	.66	1.02	.56
10/31/2020	15.97	.16	1.23	1.39	(.11)	(.54)	(.65)	16.71	8.83	1,143	.66	1.04	.99
10/31/2019	14.93	.17	1.49	1.66	(.09)	(.53)	(.62)	15.97	11.86	1,027	.66	1.05	1.10
10/31/2018	15.15	.14	(.05)	.09	(.08)	(.23)	(.31)	14.93	.59	857	.66	1.05	.89
Class R-4:
10/31/2022	21.94	.20	(4.40)	(4.20)	(.14)	(.83)	(.97)	16.77	(20.08)	1,225	.36	.72	1.04
10/31/2021	16.91	.17	5.45	5.62	(.12)	(.47)	(.59)	21.94	33.82	1,623	.36	.72	.84
10/31/2020	16.15	.21	1.24	1.45	(.15)	(.54)	(.69)	16.91	9.15	1,544	.36	.74	1.29
10/31/2019	15.09	.21	1.52	1.73	(.14)	(.53)	(.67)	16.15	12.23	1,363	.36	.75	1.37
10/31/2018	15.31	.19	(.06)	.13	(.12)	(.23)	(.35)	15.09	.86	1,020	.36	.75	1.18
Class R-5E:
10/31/2022	21.93	.23	(4.39)	(4.16)	(.18)	(.83)	(1.01)	16.76	(19.93)	722	.15	.51	1.23
10/31/2021	16.91	.21	5.45	5.66	(.17)	(.47)	(.64)	21.93	34.09	779	.15	.51	1.06
10/31/2020	16.15	.25	1.23	1.48	(.18)	(.54)	(.72)	16.91	9.34	602	.16	.54	1.55
10/31/2019	15.10	.23	1.53	1.76	(.18)	(.53)	(.71)	16.15	12.46	531	.16	.55	1.52
10/31/2018	15.31	.20	(.02)	.18	(.16)	(.23)	(.39)	15.10	1.14	301	.15	.54	1.28
Class R-5:
10/31/2022	22.25	.25	(4.45)	(4.20)	(.21)	(.83)	(1.04)	17.01	(19.88)	357	.06	.42	1.32
10/31/2021	17.15	.24	5.51	5.75	(.18)	(.47)	(.65)	22.25	34.17	486	.06	.42	1.17
10/31/2020	16.36	.27	1.26	1.53	(.20)	(.54)	(.74)	17.15	9.50	361	.06	.44	1.67
10/31/2019	15.28	.27	1.52	1.79	(.18)	(.53)	(.71)	16.36	12.57	395	.06	.45	1.75
10/31/2018	15.48	.24	(.05)	.19	(.16)	(.23)	(.39)	15.28	1.21	417	.07	.46	1.49
Class R-6:
10/31/2022	22.16	.26	(4.43)	(4.17)	(.22)	(.83)	(1.05)	16.94	(19.83)	14,930	.01	.37	1.37
10/31/2021	17.08	.25	5.49	5.74	(.19)	(.47)	(.66)	22.16	34.26	15,677	.01	.37	1.20
10/31/2020	16.30	.26	1.27	1.53	(.21)	(.54)	(.75)	17.08	9.53	9,561	.01	.39	1.59
10/31/2019	15.23	.26	1.53	1.79	(.19)	(.53)	(.72)	16.30	12.61	7,082	.01	.40	1.69
10/31/2018	15.43	.24	(.04)	.20	(.17)	(.23)	(.40)	15.23	1.27	4,328	.01	.40	1.50

Refer to the end of the tables for footnotes.

84	American Funds Target Date Retirement Series

Financial highlights (continued)

2040 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2022	$21.41	$.21	$(4.17)	$(3.96)	$(.16)	$(.86)	$(1.02)	$16.43	(19.48)%	$2,406		.33%		.68%		1.16%
10/31/2021	16.64	.19	5.18	5.37	(.14)	(.46)	(.60)	21.41	32.90	2,845		.33		.68		.96
10/31/2020	15.92	.22	1.19	1.41	(.16)	(.53)	(.69)	16.64	9.02	2,039		.34		.71		1.36
10/31/2019	14.90	.22	1.47	1.69	(.15)	(.52)	(.67)	15.92	12.15	1,735		.36		.74		1.44
10/31/2018	15.13	.20	(.07)	.13	(.13)	(.23)	(.36)	14.90	.86	1,399		.34		.73		1.27
Class C:
10/31/2022	20.86	.08	(4.07)	(3.99)	(.02)	(.86)	(.88)	15.99	(20.03)	163		1.08		1.43		.42
10/31/2021	16.24	.04	5.07	5.11	(.03)	(.46)	(.49)	20.86	31.94	200		1.07		1.42		.21
10/31/2020	15.57	.10	1.16	1.26	(.06)	(.53)	(.59)	16.24	8.19	142		1.09		1.46		.61
10/31/2019	14.59	.10	1.45	1.55	(.05)	(.52)	(.57)	15.57	11.30	124		1.10		1.48		.69
10/31/2018	14.85	.07	(.06)	.01	(.04)	(.23)	(.27)	14.59	.05	95		1.10		1.49		.49
Class T:
10/31/2022	21.45	.26	(4.18)	(3.92)	(.20)	(.86)	(1.06)	16.47	(19.29)[14]	—	[12]	.08	[14]	.43	[14]	1.43	[14]
10/31/2021	16.66	.23	5.19	5.42	(.17)	(.46)	(.63)	21.45	33.19 [14]	—	[12]	.14	[14]	.49	[14]	1.16	[14]
10/31/2020	15.94	.25	1.19	1.44	(.19)	(.53)	(.72)	16.66	9.21 [14]	—	[12]	.15	[14]	.52	[14]	1.58	[14]
10/31/2019	14.92	.26	1.46	1.72	(.18)	(.52)	(.70)	15.94	12.39 [14]	—	[12]	.14	[14]	.52	[14]	1.70	[14]
10/31/2018	15.15	.23	(.06)	.17	(.17)	(.23)	(.40)	14.92	1.06 [14]	—	[12]	.14	[14]	.53	[14]	1.49	[14]
Class F-1:
10/31/2022	21.25	.20	(4.14)	(3.94)	(.15)	(.86)	(1.01)	16.30	(19.50)	138		.38		.73		1.11
10/31/2021	16.53	.18	5.15	5.33	(.15)	(.46)	(.61)	21.25	32.82	163		.37		.72		.90
10/31/2020	15.82	.21	1.19	1.40	(.16)	(.53)	(.69)	16.53	9.01	102		.37		.74		1.30
10/31/2019	14.82	.21	1.46	1.67	(.15)	(.52)	(.67)	15.82	12.11	71		.37		.75		1.39
10/31/2018	15.07	.19	(.07)	.12	(.14)	(.23)	(.37)	14.82	.78	50		.37		.76		1.20
Class F-2:
10/31/2022	21.43	.25	(4.16)	(3.91)	(.21)	(.86)	(1.07)	16.45	(19.27)	148		.09		.44		1.39
10/31/2021	16.65	.23	5.19	5.42	(.18)	(.46)	(.64)	21.43	33.23	160		.09		.44		1.18
10/31/2020	15.93	.25	1.20	1.45	(.20)	(.53)	(.73)	16.65	9.28	98		.09		.46		1.59
10/31/2019	14.91	.25	1.48	1.73	(.19)	(.52)	(.71)	15.93	12.48	76		.10		.48		1.67
10/31/2018	15.15	.22	(.06)	.16	(.17)	(.23)	(.40)	14.91	1.03	49		.10		.49		1.40
Class F-3:
10/31/2022	21.49	.27	(4.18)	(3.91)	(.22)	(.86)	(1.08)	16.50	(19.20)	17		.01		.36		1.47
10/31/2021	16.69	.25	5.21	5.46	(.20)	(.46)	(.66)	21.49	33.36	17		.01		.36		1.27
10/31/2020	15.97	.26	1.20	1.46	(.21)	(.53)	(.74)	16.69	9.33	8		.01		.38		1.59
10/31/2019	14.94	.28	1.47	1.75	(.20)	(.52)	(.72)	15.97	12.60	4		.01		.39		1.84
10/31/2018	15.17	.23	(.05)	.18	(.18)	(.23)	(.41)	14.94	1.15	3		.01		.40		1.48
Class R-1:
10/31/2022	20.86	.07	(4.08)	(4.01)	(.01)	(.86)	(.87)	15.98	(20.10)	29		1.10		1.45		.39
10/31/2021	16.25	.03	5.07	5.10	(.03)	(.46)	(.49)	20.86	31.87	33		1.11		1.46		.17
10/31/2020	15.56	.09	1.16	1.25	(.03)	(.53)	(.56)	16.25	8.16	22		1.14		1.51		.58
10/31/2019	14.57	.10	1.45	1.55	(.04)	(.52)	(.56)	15.56	11.29	21		1.13		1.51		.68
10/31/2018	14.80	.07	(.06)	.01	(.01)	(.23)	(.24)	14.57	.04	19		1.13		1.52		.46
Class R-2:
10/31/2022	20.78	.07	(4.05)	(3.98)	(.01)	(.86)	(.87)	15.93	(20.05)	1,082		1.11		1.46		.40
10/31/2021	16.19	.04	5.03	5.07	(.02)	(.46)	(.48)	20.78	31.82	1,355		1.10		1.45		.20
10/31/2020	15.51	.09	1.17	1.26	(.05)	(.53)	(.58)	16.19	8.21	1,040		1.11		1.48		.60
10/31/2019	14.52	.11	1.44	1.55	(.04)	(.52)	(.56)	15.51	11.34	962		1.11		1.49		.72
10/31/2018	14.77	.08	(.07)	.01	(.03)	(.23)	(.26)	14.52	.05	856		1.11		1.50		.51
Class R-2E:
10/31/2022	20.98	.12	(4.08)	(3.96)	(.07)	(.86)	(.93)	16.09	(19.81)	265		.81		1.16		.69
10/31/2021	16.32	.09	5.10	5.19	(.07)	(.46)	(.53)	20.98	32.31	330		.80		1.15		.49
10/31/2020	15.65	.14	1.16	1.30	(.10)	(.53)	(.63)	16.32	8.42	240		.81		1.18		.89
10/31/2019	14.65	.14	1.47	1.61	(.09)	(.52)	(.61)	15.65	11.75	219		.81		1.19		.96
10/31/2018	14.93	.11	(.06)	.05	(.10)	(.23)	(.33)	14.65	.29	155		.81		1.20		.73

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	85

Financial highlights (continued)

2040 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2022	$21.12	$.15	$(4.11)	$(3.96)	$(.09)	$(.86)	$(.95)	$16.21	(19.67)%	$1,605	.66%	1.01%	.84%
10/31/2021	16.43	.12	5.12	5.24	(.09)	(.46)	(.55)	21.12	32.45	1,981	.66	1.01	.64
10/31/2020	15.74	.17	1.17	1.34	(.12)	(.53)	(.65)	16.43	8.61	1,518	.66	1.03	1.05
10/31/2019	14.72	.17	1.47	1.64	(.10)	(.52)	(.62)	15.74	11.91	1,377	.66	1.04	1.15
10/31/2018	14.97	.15	(.08)	.07	(.09)	(.23)	(.32)	14.72	.45	1,183	.66	1.05	.94
Class R-4:
10/31/2022	21.35	.21	(4.16)	(3.95)	(.15)	(.86)	(1.01)	16.39	(19.48)	1,570	.36	.71	1.15
10/31/2021	16.59	.18	5.17	5.35	(.13)	(.46)	(.59)	21.35	32.85	2,168	.36	.71	.91
10/31/2020	15.88	.22	1.18	1.40	(.16)	(.53)	(.69)	16.59	8.96	1,930	.36	.73	1.35
10/31/2019	14.85	.22	1.48	1.70	(.15)	(.52)	(.67)	15.88	12.23	1,756	.36	.74	1.44
10/31/2018	15.10	.19	(.08)	.11	(.13)	(.23)	(.36)	14.85	.73	1,419	.36	.75	1.24
Class R-5E:
10/31/2022	21.36	.24	(4.15)	(3.91)	(.19)	(.86)	(1.05)	16.40	(19.31)	898	.15	.50	1.33
10/31/2021	16.60	.22	5.18	5.40	(.18)	(.46)	(.64)	21.36	33.14	965	.15	.50	1.13
10/31/2020	15.88	.26	1.18	1.44	(.19)	(.53)	(.72)	16.60	9.22	783	.16	.53	1.64
10/31/2019	14.87	.23	1.48	1.71	(.18)	(.52)	(.70)	15.88	12.38	770	.16	.54	1.55
10/31/2018	15.11	.20	(.04)	.16	(.17)	(.23)	(.40)	14.87	1.00	424	.15	.54	1.31
Class R-5:
10/31/2022	21.64	.27	(4.21)	(3.94)	(.21)	(.86)	(1.07)	16.63	(19.20)	433	.06	.41	1.44
10/31/2021	16.81	.25	5.23	5.48	(.19)	(.46)	(.65)	21.64	33.24	585	.06	.41	1.24
10/31/2020	16.08	.28	1.19	1.47	(.21)	(.53)	(.74)	16.81	9.27	454	.06	.43	1.73
10/31/2019	15.03	.27	1.49	1.76	(.19)	(.52)	(.71)	16.08	12.59	510	.06	.44	1.80
10/31/2018	15.27	.25	(.09)	.16	(.17)	(.23)	(.40)	15.03	1.03	541	.06	.45	1.56
Class R-6:
10/31/2022	21.57	.27	(4.19)	(3.92)	(.22)	(.86)	(1.08)	16.57	(19.18)	18,540	.01	.36	1.48
10/31/2021	16.75	.25	5.23	5.48	(.20)	(.46)	(.66)	21.57	33.36	19,892	.01	.36	1.27
10/31/2020	16.02	.27	1.20	1.47	(.21)	(.53)	(.74)	16.75	9.36	12,454	.01	.38	1.65
10/31/2019	14.99	.27	1.48	1.75	(.20)	(.52)	(.72)	16.02	12.56	9,766	.01	.39	1.75
10/31/2018	15.22	.24	(.06)	.18	(.18)	(.23)	(.41)	14.99	1.15	6,262	.01	.40	1.56

Refer to the end of the tables for footnotes.

86	American Funds Target Date Retirement Series

Financial highlights (continued)

2035 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2022	$20.32	$.24	$(3.73)	$(3.49)	$(.17)	$(.85)	$(1.02)	$15.81	(18.12)%	$2,829		.33%		.67%		1.37%
10/31/2021	16.21	.20	4.54	4.74	(.18)	(.45)	(.63)	20.32	29.81	3,281		.33		.67		1.05
10/31/2020	15.54	.22	1.12	1.34	(.18)	(.49)	(.67)	16.21	8.72	2,364		.35		.71		1.41
10/31/2019	14.55	.23	1.40	1.63	(.16)	(.48)	(.64)	15.54	11.96	2,036		.36		.73		1.52
10/31/2018	14.79	.20	(.09)	.11	(.14)	(.21)	(.35)	14.55	.71	1,638		.34		.72		1.33
Class C:
10/31/2022	19.83	.11	(3.66)	(3.55)	(.03)	(.85)	(.88)	15.40	(18.74)	188		1.08		1.42		.63
10/31/2021	15.84	.06	4.44	4.50	(.06)	(.45)	(.51)	19.83	28.92	232		1.07		1.41		.31
10/31/2020	15.22	.10	1.08	1.18	(.07)	(.49)	(.56)	15.84	7.84	168		1.09		1.45		.66
10/31/2019	14.26	.11	1.39	1.50	(.06)	(.48)	(.54)	15.22	11.13	148		1.10		1.47		.77
10/31/2018	14.52	.08	(.08)	— [11]	(.05)	(.21)	(.26)	14.26	(.05)	118		1.10		1.48		.55
Class T:
10/31/2022	20.36	.29	(3.74)	(3.45)	(.21)	(.85)	(1.06)	15.85	(17.92)[14]	—	[12]	.09	[14]	.43	[14]	1.63	[14]
10/31/2021	16.23	.24	4.55	4.79	(.21)	(.45)	(.66)	20.36	30.12 [14]	—	[12]	.14	[14]	.48	[14]	1.26	[14]
10/31/2020	15.57	.26	1.10	1.36	(.21)	(.49)	(.70)	16.23	8.84 [14]	—	[12]	.15	[14]	.51	[14]	1.64	[14]
10/31/2019	14.57	.26	1.41	1.67	(.19)	(.48)	(.67)	15.57	12.26 [14]	—	[12]	.14	[14]	.51	[14]	1.78	[14]
10/31/2018	14.81	.23	(.09)	.14	(.17)	(.21)	(.38)	14.57	.91 [14]	—	[12]	.14	[14]	.52	[14]	1.55	[14]
Class F-1:
10/31/2022	20.19	.23	(3.72)	(3.49)	(.16)	(.85)	(1.01)	15.69	(18.21)	173		.38		.72		1.32
10/31/2021	16.11	.19	4.52	4.71	(.18)	(.45)	(.63)	20.19	29.83	203		.37		.71		1.00
10/31/2020	15.46	.21	1.10	1.31	(.17)	(.49)	(.66)	16.11	8.62	124		.37		.73		1.36
10/31/2019	14.48	.22	1.40	1.62	(.16)	(.48)	(.64)	15.46	11.95	90		.37		.74		1.47
10/31/2018	14.73	.19	(.09)	.10	(.14)	(.21)	(.35)	14.48	.69	66		.37		.75		1.26
Class F-2:
10/31/2022	20.35	.28	(3.73)	(3.45)	(.22)	(.85)	(1.07)	15.83	(17.95)	197		.09		.43		1.61
10/31/2021	16.22	.24	4.56	4.80	(.22)	(.45)	(.67)	20.35	30.21	222		.09		.43		1.28
10/31/2020	15.56	.26	1.10	1.36	(.21)	(.49)	(.70)	16.22	8.90	135		.09		.45		1.65
10/31/2019	14.57	.26	1.41	1.67	(.20)	(.48)	(.68)	15.56	12.29	107		.10		.47		1.74
10/31/2018	14.81	.22	(.08)	.14	(.17)	(.21)	(.38)	14.57	.94	75		.10		.48		1.43
Class F-3:
10/31/2022	20.39	.30	(3.74)	(3.44)	(.23)	(.85)	(1.08)	15.87	(17.85)	32		.01		.35		1.69
10/31/2021	16.25	.26	4.56	4.82	(.23)	(.45)	(.68)	20.39	30.31	32		.01		.35		1.35
10/31/2020	15.58	.27	1.11	1.38	(.22)	(.49)	(.71)	16.25	9.03	16		.01		.37		1.74
10/31/2019	14.59	.23	1.45	1.68	(.21)	(.48)	(.69)	15.58	12.33	14		.01		.38		1.52
10/31/2018	14.82	.22	(.06)	.16	(.18)	(.21)	(.39)	14.59	1.06	10		.01		.39		1.42
Class R-1:
10/31/2022	19.71	.10	(3.63)	(3.53)	(.03)	(.85)	(.88)	15.30	(18.77)	31		1.10		1.44		.59
10/31/2021	15.76	.05	4.43	4.48	(.08)	(.45)	(.53)	19.71	28.91	35		1.11		1.45		.28
10/31/2020	15.14	.10	1.07	1.17	(.06)	(.49)	(.55)	15.76	7.80	22		1.13		1.49		.63
10/31/2019	14.18	.11	1.38	1.49	(.05)	(.48)	(.53)	15.14	11.14	21		1.13		1.50		.75
10/31/2018	14.42	.08	(.09)	(.01)	(.02)	(.21)	(.23)	14.18	(.11)	17		1.13		1.51		.54
Class R-2:
10/31/2022	19.75	.10	(3.64)	(3.54)	(.02)	(.85)	(.87)	15.34	(18.76)	1,283		1.11		1.45		.60
10/31/2021	15.78	.05	4.43	4.48	(.06)	(.45)	(.51)	19.75	28.86	1,618		1.10		1.44		.30
10/31/2020	15.16	.10	1.08	1.18	(.07)	(.49)	(.56)	15.78	7.83	1,287		1.11		1.47		.66
10/31/2019	14.20	.11	1.38	1.49	(.05)	(.48)	(.53)	15.16	11.12	1,216		1.11		1.48		.79
10/31/2018	14.45	.08	(.08)	— [11]	(.04)	(.21)	(.25)	14.20	(.04)	1,051		1.11		1.49		.57
Class R-2E:
10/31/2022	19.89	.15	(3.66)	(3.51)	(.08)	(.85)	(.93)	15.45	(18.53)	363		.81		1.15		.90
10/31/2021	15.88	.11	4.45	4.56	(.10)	(.45)	(.55)	19.89	29.27	445		.80		1.14		.59
10/31/2020	15.25	.15	1.08	1.23	(.11)	(.49)	(.60)	15.88	8.19	331		.81		1.17		.95
10/31/2019	14.30	.15	1.38	1.53	(.10)	(.48)	(.58)	15.25	11.41	293		.81		1.18		1.04
10/31/2018	14.58	.12	(.08)	.04	(.11)	(.21)	(.32)	14.30	.24	214		.81		1.19		.80

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	87

Financial highlights (continued)

2035 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2022	$20.04	$.18	$(3.68)	$(3.50)	$(.11)	$(.85)	$(.96)	$15.58	(18.39)%	$1,924	.66%	1.00%	1.05%
10/31/2021	16.00	.14	4.48	4.62	(.13)	(.45)	(.58)	20.04	29.40	2,363	.66	1.00	.73
10/31/2020	15.36	.17	1.09	1.26	(.13)	(.49)	(.62)	16.00	8.31	1,811	.66	1.02	1.10
10/31/2019	14.38	.18	1.39	1.57	(.11)	(.48)	(.59)	15.36	11.65	1,661	.66	1.03	1.23
10/31/2018	14.62	.15	(.09)	.06	(.09)	(.21)	(.30)	14.38	.42	1,416	.66	1.04	1.00
Class R-4:
10/31/2022	20.27	.24	(3.73)	(3.49)	(.16)	(.85)	(1.01)	15.77	(18.15)	1,815	.36	.70	1.35
10/31/2021	16.16	.19	4.53	4.72	(.16)	(.45)	(.61)	20.27	29.82	2,372	.36	.70	1.01
10/31/2020	15.50	.22	1.10	1.32	(.17)	(.49)	(.66)	16.16	8.66	2,204	.36	.72	1.41
10/31/2019	14.51	.22	1.41	1.63	(.16)	(.48)	(.64)	15.50	11.97	2,035	.36	.73	1.51
10/31/2018	14.75	.20	(.09)	.11	(.14)	(.21)	(.35)	14.51	.71	1,609	.36	.74	1.30
Class R-5E:
10/31/2022	20.29	.27	(3.72)	(3.45)	(.20)	(.85)	(1.05)	15.79	(17.97)	963	.15	.49	1.54
10/31/2021	16.18	.23	4.54	4.77	(.21)	(.45)	(.66)	20.29	30.10	1,044	.15	.49	1.22
10/31/2020	15.51	.27	1.09	1.36	(.20)	(.49)	(.69)	16.18	8.89	835	.16	.52	1.74
10/31/2019	14.53	.24	1.41	1.65	(.19)	(.48)	(.67)	15.51	12.17	886	.16	.53	1.65
10/31/2018	14.77	.20	(.06)	.14	(.17)	(.21)	(.38)	14.53	.92	540	.15	.53	1.33
Class R-5:
10/31/2022	20.54	.29	(3.77)	(3.48)	(.22)	(.85)	(1.07)	15.99	(17.91)	523	.06	.40	1.64
10/31/2021	16.37	.26	4.58	4.84	(.22)	(.45)	(.67)	20.54	30.21	667	.06	.40	1.34
10/31/2020	15.69	.28	1.11	1.39	(.22)	(.49)	(.71)	16.37	8.98	515	.06	.42	1.77
10/31/2019	14.68	.28	1.41	1.69	(.20)	(.48)	(.68)	15.69	12.33	564	.06	.43	1.88
10/31/2018	14.91	.25	(.10)	.15	(.17)	(.21)	(.38)	14.68	1.00	590	.06	.44	1.62
Class R-6:
10/31/2022	20.46	.30	(3.75)	(3.45)	(.23)	(.85)	(1.08)	15.93	(17.84)	20,771	.01	.35	1.68
10/31/2021	16.31	.26	4.57	4.83	(.23)	(.45)	(.68)	20.46	30.26	22,055	.01	.35	1.36
10/31/2020	15.63	.27	1.12	1.39	(.22)	(.49)	(.71)	16.31	9.07	14,062	.01	.37	1.71
10/31/2019	14.63	.27	1.42	1.69	(.21)	(.48)	(.69)	15.63	12.37	10,860	.01	.38	1.83
10/31/2018	14.87	.25	(.10)	.15	(.18)	(.21)	(.39)	14.63	.99	7,024	.01	.39	1.62

Refer to the end of the tables for footnotes.

88	American Funds Target Date Retirement Series

Financial highlights (continued)

2030 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2022	$18.71	$.26	$(3.12)	$(2.86)	$(.17)	$(.98)	$(1.15)	$14.70	(16.35)%	$3,540		.33%		.65%		1.61%
10/31/2021	15.58	.21	3.52	3.73	(.23)	(.37)	(.60)	18.71	24.40	4,118		.34		.66		1.19
10/31/2020	15.05	.23	.90	1.13	(.20)	(.40)	(.60)	15.58	7.61	3,083		.35		.69		1.53
10/31/2019	14.15	.25	1.24	1.49	(.18)	(.41)	(.59)	15.05	11.13	2,686		.37		.73		1.75
10/31/2018	14.42	.21	(.12)	.09	(.15)	(.21)	(.36)	14.15	.54	2,186		.35		.72		1.45
Class C:
10/31/2022	18.24	.14	(3.04)	(2.90)	(.05)	(.98)	(1.03)	14.31	(16.92)	226		1.08		1.40		.87
10/31/2021	15.22	.08	3.43	3.51	(.12)	(.37)	(.49)	18.24	23.43	272		1.07		1.39		.46
10/31/2020	14.73	.12	.87	.99	(.10)	(.40)	(.50)	15.22	6.80	208		1.09		1.43		.80
10/31/2019	13.86	.14	1.22	1.36	(.08)	(.41)	(.49)	14.73	10.34	187		1.10		1.46		1.01
10/31/2018	14.14	.10	(.11)	(.01)	(.06)	(.21)	(.27)	13.86	(.17)	148		1.10		1.47		.70
Class T:
10/31/2022	18.73	.31	(3.12)	(2.81)	(.21)	(.98)	(1.19)	14.73	(16.12)[14]	—	[12]	.08	[14]	.40	[14]	1.89	[14]
10/31/2021	15.60	.25	3.51	3.76	(.26)	(.37)	(.63)	18.73	24.59 [14]	—	[12]	.14	[14]	.46	[14]	1.41	[14]
10/31/2020	15.07	.27	.89	1.16	(.23)	(.40)	(.63)	15.60	7.82 [14]	—	[12]	.14	[14]	.48	[14]	1.77	[14]
10/31/2019	14.17	.29	1.23	1.52	(.21)	(.41)	(.62)	15.07	11.37 [14]	—	[12]	.14	[14]	.50	[14]	2.02	[14]
10/31/2018	14.43	.25	(.12)	.13	(.18)	(.21)	(.39)	14.17	.82 [14]	—	[12]	.14	[14]	.51	[14]	1.68	[14]
Class F-1:
10/31/2022	18.55	.25	(3.08)	(2.83)	(.17)	(.98)	(1.15)	14.57	(16.36)	153		.38		.70		1.57
10/31/2021	15.46	.20	3.49	3.69	(.23)	(.37)	(.60)	18.55	24.36	185		.37		.69		1.17
10/31/2020	14.95	.22	.89	1.11	(.20)	(.40)	(.60)	15.46	7.53	130		.37		.71		1.49
10/31/2019	14.06	.25	1.23	1.48	(.18)	(.41)	(.59)	14.95	11.14	98		.37		.73		1.74
10/31/2018	14.33	.21	(.12)	.09	(.15)	(.21)	(.36)	14.06	.57	77		.37		.74		1.42
Class F-2:
10/31/2022	18.72	.30	(3.11)	(2.81)	(.22)	(.98)	(1.20)	14.71	(16.14)	276		.09		.41		1.86
10/31/2021	15.59	.25	3.52	3.77	(.27)	(.37)	(.64)	18.72	24.68	310		.09		.41		1.43
10/31/2020	15.06	.27	.90	1.17	(.24)	(.40)	(.64)	15.59	7.88	204		.09		.43		1.77
10/31/2019	14.17	.29	1.23	1.52	(.22)	(.41)	(.63)	15.06	11.38	154		.10		.46		2.00
10/31/2018	14.43	.24	(.11)	.13	(.18)	(.21)	(.39)	14.17	.84	107		.10		.47		1.64
Class F-3:
10/31/2022	18.77	.31	(3.12)	(2.81)	(.23)	(.98)	(1.21)	14.75	(16.08)	34		.01		.33		1.93
10/31/2021	15.63	.27	3.52	3.79	(.28)	(.37)	(.65)	18.77	24.77	33		.01		.33		1.49
10/31/2020	15.10	.29	.89	1.18	(.25)	(.40)	(.65)	15.63	7.94	18		.01		.35		1.91
10/31/2019	14.19	.30	1.25	1.55	(.23)	(.41)	(.64)	15.10	11.58	15		.01		.37		2.07
10/31/2018	14.45	.26	(.12)	.14	(.19)	(.21)	(.40)	14.19	.91	8		.01		.38		1.78
Class R-1:
10/31/2022	18.34	.13	(3.05)	(2.92)	(.05)	(.98)	(1.03)	14.39	(16.96)	41		1.10		1.42		.84
10/31/2021	15.30	.07	3.47	3.54	(.13)	(.37)	(.50)	18.34	23.46	49		1.11		1.43		.42
10/31/2020	14.80	.11	.87	.98	(.08)	(.40)	(.48)	15.30	6.70	31		1.14		1.48		.76
10/31/2019	13.91	.14	1.22	1.36	(.06)	(.41)	(.47)	14.80	10.29	31		1.13		1.49		1.00
10/31/2018	14.16	.10	(.11)	(.01)	(.03)	(.21)	(.24)	13.91	(.17)	29		1.13		1.50		.67
Class R-2:
10/31/2022	18.20	.13	(3.04)	(2.91)	(.04)	(.98)	(1.02)	14.27	(17.03)	1,279		1.11		1.43		.85
10/31/2021	15.18	.08	3.43	3.51	(.12)	(.37)	(.49)	18.20	23.46	1,600		1.10		1.42		.45
10/31/2020	14.69	.12	.87	.99	(.10)	(.40)	(.50)	15.18	6.77	1,365		1.11		1.45		.80
10/31/2019	13.81	.15	1.21	1.36	(.07)	(.41)	(.48)	14.69	10.36	1,311		1.11		1.47		1.03
10/31/2018	14.09	.10	(.12)	(.02)	(.05)	(.21)	(.26)	13.81	(.23)	1,167		1.11		1.48		.71
Class R-2E:
10/31/2022	18.33	.18	(3.05)	(2.87)	(.09)	(.98)	(1.07)	14.39	(16.70)	391		.81		1.13		1.14
10/31/2021	15.29	.13	3.44	3.57	(.16)	(.37)	(.53)	18.33	23.78	483		.80		1.12		.73
10/31/2020	14.80	.16	.88	1.04	(.15)	(.40)	(.55)	15.29	7.06	364		.81		1.15		1.08
10/31/2019	13.92	.18	1.23	1.41	(.12)	(.41)	(.53)	14.80	10.71	325		.81		1.17		1.28
10/31/2018	14.22	.14	(.11)	.03	(.12)	(.21)	(.33)	13.92	.11	240		.81		1.18		.95

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	89

Financial highlights (continued)

2030 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2022	$18.46	$.21	$(3.07)	$(2.86)	$(.12)	$(.98)	$(1.10)	$14.50	(16.58)%	$2,204	.66%	.98%	1.29%
10/31/2021	15.39	.15	3.47	3.62	(.18)	(.37)	(.55)	18.46	23.96	2,722	.66	.98	.89
10/31/2020	14.88	.18	.89	1.07	(.16)	(.40)	(.56)	15.39	7.26	2,229	.66	1.00	1.24
10/31/2019	13.99	.21	1.22	1.43	(.13)	(.41)	(.54)	14.88	10.82	2,087	.66	1.02	1.47
10/31/2018	14.26	.17	(.12)	.05	(.11)	(.21)	(.32)	13.99	.26	1,823	.66	1.03	1.14
Class R-4:
10/31/2022	18.67	.26	(3.11)	(2.85)	(.17)	(.98)	(1.15)	14.67	(16.36)	2,218	.36	.68	1.60
10/31/2021	15.54	.20	3.52	3.72	(.22)	(.37)	(.59)	18.67	24.40	2,924	.36	.68	1.16
10/31/2020	15.02	.23	.89	1.12	(.20)	(.40)	(.60)	15.54	7.56	2,680	.36	.70	1.54
10/31/2019	14.12	.25	1.24	1.49	(.18)	(.41)	(.59)	15.02	11.14	2,550	.36	.72	1.76
10/31/2018	14.39	.21	(.12)	.09	(.15)	(.21)	(.36)	14.12	.54	2,106	.36	.73	1.45
Class R-5E:
10/31/2022	18.67	.29	(3.11)	(2.82)	(.20)	(.98)	(1.18)	14.67	(16.19)	1,118	.15	.47	1.79
10/31/2021	15.55	.24	3.51	3.75	(.26)	(.37)	(.63)	18.67	24.61	1,241	.15	.47	1.38
10/31/2020	15.02	.28	.88	1.16	(.23)	(.40)	(.63)	15.55	7.81	1,083	.16	.50	1.86
10/31/2019	14.13	.27	1.24	1.51	(.21)	(.41)	(.62)	15.02	11.34	1,169	.16	.52	1.88
10/31/2018	14.39	.22	(.09)	.13	(.18)	(.21)	(.39)	14.13	.82	692	.15	.52	1.48
Class R-5:
10/31/2022	18.91	.31	(3.15)	(2.84)	(.22)	(.98)	(1.20)	14.87	(16.11)	591	.06	.38	1.89
10/31/2021	15.74	.27	3.54	3.81	(.27)	(.37)	(.64)	18.91	24.73	754	.06	.38	1.49
10/31/2020	15.20	.29	.89	1.18	(.24)	(.40)	(.64)	15.74	7.90	627	.06	.40	1.89
10/31/2019	14.28	.31	1.24	1.55	(.22)	(.41)	(.63)	15.20	11.51	668	.06	.42	2.12
10/31/2018	14.54	.26	(.13)	.13	(.18)	(.21)	(.39)	14.28	.84	720	.06	.43	1.75
Class R-6:
10/31/2022	18.83	.31	(3.12)	(2.81)	(.23)	(.98)	(1.21)	14.81	(16.03)	23,487	.01	.33	1.93
10/31/2021	15.68	.27	3.53	3.80	(.28)	(.37)	(.65)	18.83	24.76	25,045	.01	.33	1.51
10/31/2020	15.14	.28	.91	1.19	(.25)	(.40)	(.65)	15.68	7.99	17,000	.01	.35	1.85
10/31/2019	14.23	.30	1.25	1.55	(.23)	(.41)	(.64)	15.14	11.54	13,616	.01	.37	2.07
10/31/2018	14.49	.26	(.12)	.14	(.19)	(.21)	(.40)	14.23	.91	9,046	.01	.38	1.77

Refer to the end of the tables for footnotes.

90	American Funds Target Date Retirement Series

Financial highlights (continued)

2025 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2022	$16.86	$.28	$(2.59)	$(2.31)	$(.17)	$(.83)	$(1.00)	$13.55	(14.61)%	$3,442		.34%		.65%		1.89%
10/31/2021	14.51	.22	2.68	2.90	(.26)	(.29)	(.55)	16.86	20.37	4,067		.34		.64		1.35
10/31/2020	14.03	.23	.77	1.00	(.21)	(.31)	(.52)	14.51	7.23	3,172		.35		.67		1.64
10/31/2019	13.20	.25	1.08	1.33	(.18)	(.32)	(.50)	14.03	10.62	2,784		.37		.71		1.88
10/31/2018	13.48	.21	(.17)	.04	(.15)	(.17)	(.32)	13.20	.25	2,315		.34		.69		1.56
Class C:
10/31/2022	16.45	.17	(2.53)	(2.36)	(.06)	(.83)	(.89)	13.20	(15.24)	207		1.08		1.39		1.16
10/31/2021	14.18	.10	2.62	2.72	(.16)	(.29)	(.45)	16.45	19.47	262		1.08		1.38		.62
10/31/2020	13.73	.12	.76	.88	(.12)	(.31)	(.43)	14.18	6.46	211		1.09		1.41		.90
10/31/2019	12.93	.15	1.06	1.21	(.09)	(.32)	(.41)	13.73	9.78	191		1.10		1.44		1.14
10/31/2018	13.22	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.93	(.49)	157		1.10		1.45		.80
Class T:
10/31/2022	16.89	.33	(2.60)	(2.27)	(.21)	(.83)	(1.04)	13.58	(14.42)[14]	—	[12]	.08	[14]	.39	[14]	2.18	[14]
10/31/2021	14.53	.25	2.69	2.94	(.29)	(.29)	(.58)	16.89	20.64 [14]	—	[12]	.14	[14]	.44	[14]	1.57	[14]
10/31/2020	14.05	.26	.77	1.03	(.24)	(.31)	(.55)	14.53	7.44 [14]	—	[12]	.14	[14]	.46	[14]	1.87	[14]
10/31/2019	13.22	.29	1.07	1.36	(.21)	(.32)	(.53)	14.05	10.84 [14]	—	[12]	.14	[14]	.48	[14]	2.14	[14]
10/31/2018	13.50	.24	(.17)	.07	(.18)	(.17)	(.35)	13.22	.46 [14]	—	[12]	.14	[14]	.49	[14]	1.78	[14]
Class F-1:
10/31/2022	16.73	.28	(2.58)	(2.30)	(.17)	(.83)	(1.00)	13.43	(14.70)	97		.38		.69		1.86
10/31/2021	14.41	.21	2.66	2.87	(.26)	(.29)	(.55)	16.73	20.35	118		.37		.67		1.34
10/31/2020	13.93	.22	.78	1.00	(.21)	(.31)	(.52)	14.41	7.27	95		.37		.69		1.58
10/31/2019	13.12	.25	1.06	1.31	(.18)	(.32)	(.50)	13.93	10.52	64		.38		.72		1.87
10/31/2018	13.40	.21	(.17)	.04	(.15)	(.17)	(.32)	13.12	.26	55		.37		.72		1.53
Class F-2:
10/31/2022	16.87	.32	(2.60)	(2.28)	(.21)	(.83)	(1.04)	13.55	(14.45)	241		.09		.40		2.13
10/31/2021	14.52	.26	2.67	2.93	(.29)	(.29)	(.58)	16.87	20.65	268		.09		.39		1.60
10/31/2020	14.03	.27	.77	1.04	(.24)	(.31)	(.55)	14.52	7.59	201		.09		.41		1.89
10/31/2019	13.21	.29	1.07	1.36	(.22)	(.32)	(.54)	14.03	10.85	164		.10		.44		2.13
10/31/2018	13.48	.24	(.16)	.08	(.18)	(.17)	(.35)	13.21	.56	114		.11		.46		1.76
Class F-3:
10/31/2022	16.92	.33	(2.59)	(2.26)	(.23)	(.83)	(1.06)	13.60	(14.34)	33		.01		.32		2.23
10/31/2021	14.56	.26	2.70	2.96	(.31)	(.29)	(.60)	16.92	20.75	35		.01		.31		1.63
10/31/2020	14.07	.28	.78	1.06	(.26)	(.31)	(.57)	14.56	7.64	17		.01		.33		1.96
10/31/2019	13.24	.31	1.07	1.38	(.23)	(.32)	(.55)	14.07	10.98	12		.01		.35		2.28
10/31/2018	13.51	.25	(.16)	.09	(.19)	(.17)	(.36)	13.24	.63	11		.01		.36		1.86
Class R-1:
10/31/2022	16.49	.17	(2.55)	(2.38)	(.05)	(.83)	(.88)	13.23	(15.32)	27		1.10		1.41		1.13
10/31/2021	14.21	.10	2.63	2.73	(.16)	(.29)	(.45)	16.49	19.50	35		1.10		1.40		.60
10/31/2020	13.75	.12	.75	.87	(.10)	(.31)	(.41)	14.21	6.41	27		1.12		1.44		.89
10/31/2019	12.94	.15	1.06	1.21	(.08)	(.32)	(.40)	13.75	9.78	29		1.13		1.47		1.12
10/31/2018	13.22	.10	(.16)	(.06)	(.05)	(.17)	(.22)	12.94	(.49)	25		1.13		1.48		.76
Class R-2:
10/31/2022	16.41	.17	(2.53)	(2.36)	(.05)	(.83)	(.88)	13.17	(15.27)	1,060		1.11		1.42		1.14
10/31/2021	14.14	.10	2.61	2.71	(.15)	(.29)	(.44)	16.41	19.48	1,364		1.10		1.40		.61
10/31/2020	13.69	.12	.75	.87	(.11)	(.31)	(.42)	14.14	6.42	1,206		1.11		1.43		.90
10/31/2019	12.88	.15	1.06	1.21	(.08)	(.32)	(.40)	13.69	9.81	1,188		1.11		1.45		1.17
10/31/2018	13.17	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.88	(.53)	1,096		1.11		1.46		.82
Class R-2E:
10/31/2022	16.52	.21	(2.55)	(2.34)	(.09)	(.83)	(.92)	13.26	(15.04)	353		.81		1.12		1.43
10/31/2021	14.23	.14	2.63	2.77	(.19)	(.29)	(.48)	16.52	19.82	470		.81		1.11		.90
10/31/2020	13.78	.16	.75	.91	(.15)	(.31)	(.46)	14.23	6.71	407		.81		1.13		1.19
10/31/2019	12.98	.19	1.06	1.25	(.13)	(.32)	(.45)	13.78	10.11	387		.81		1.15		1.43
10/31/2018	13.29	.14	(.15)	(.01)	(.13)	(.17)	(.30)	12.98	(.14)	300		.81		1.16		1.07

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	91

Financial highlights (continued)

2025 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2022	$16.64	$.23	$(2.56)	$(2.33)	$(.12)	$(.83)	$(.95)	$13.36	(14.92)%	$1,744	.66%	.97%	1.58%
10/31/2021	14.33	.17	2.64	2.81	(.21)	(.29)	(.50)	16.64	20.00	2,285	.66	.96	1.05
10/31/2020	13.87	.19	.75	.94	(.17)	(.31)	(.48)	14.33	6.87	2,000	.66	.98	1.34
10/31/2019	13.05	.21	1.07	1.28	(.14)	(.32)	(.46)	13.87	10.29	1,897	.66	1.00	1.60
10/31/2018	13.33	.17	(.17)	— [11]	(.11)	(.17)	(.28)	13.05	(.04)	1,692	.66	1.01	1.24
Class R-4:
10/31/2022	16.83	.28	(2.59)	(2.31)	(.17)	(.83)	(1.00)	13.52	(14.67)	1,770	.36	.67	1.89
10/31/2021	14.48	.21	2.68	2.89	(.25)	(.29)	(.54)	16.83	20.35	2,399	.36	.66	1.33
10/31/2020	14.00	.23	.77	1.00	(.21)	(.31)	(.52)	14.48	7.25	2,437	.36	.68	1.65
10/31/2019	13.17	.25	1.08	1.33	(.18)	(.32)	(.50)	14.00	10.62	2,390	.36	.70	1.89
10/31/2018	13.45	.21	(.17)	.04	(.15)	(.17)	(.32)	13.17	.26	1,968	.36	.71	1.55
Class R-5E:
10/31/2022	16.83	.31	(2.59)	(2.28)	(.20)	(.83)	(1.03)	13.52	(14.50)	951	.15	.46	2.07
10/31/2021	14.48	.25	2.68	2.93	(.29)	(.29)	(.58)	16.83	20.64	1,093	.15	.45	1.53
10/31/2020	14.00	.28	.74	1.02	(.23)	(.31)	(.54)	14.48	7.42	970	.16	.48	1.98
10/31/2019	13.18	.27	1.08	1.35	(.21)	(.32)	(.53)	14.00	10.82	1,132	.16	.50	2.02
10/31/2018	13.46	.21	(.14)	.07	(.18)	(.17)	(.35)	13.18	.46	705	.15	.50	1.57
Class R-5:
10/31/2022	17.03	.33	(2.62)	(2.29)	(.22)	(.83)	(1.05)	13.69	(14.41)	478	.05	.36	2.18
10/31/2021	14.65	.27	2.70	2.97	(.30)	(.29)	(.59)	17.03	20.70	651	.06	.36	1.66
10/31/2020	14.16	.28	.77	1.05	(.25)	(.31)	(.56)	14.65	7.53	575	.06	.38	1.98
10/31/2019	13.31	.30	1.09	1.39	(.22)	(.32)	(.54)	14.16	11.02	637	.06	.40	2.24
10/31/2018	13.59	.25	(.18)	.07	(.18)	(.17)	(.35)	13.31	.49	656	.06	.41	1.85
Class R-6:
10/31/2022	16.99	.33	(2.61)	(2.28)	(.23)	(.83)	(1.06)	13.65	(14.40)	18,694	.01	.32	2.22
10/31/2021	14.61	.27	2.71	2.98	(.31)	(.29)	(.60)	16.99	20.81	20,701	.01	.31	1.68
10/31/2020	14.12	.28	.78	1.06	(.26)	(.31)	(.57)	14.61	7.62	14,909	.01	.33	1.95
10/31/2019	13.28	.30	1.09	1.39	(.23)	(.32)	(.55)	14.12	11.03	11,967	.01	.35	2.21
10/31/2018	13.56	.26	(.18)	.08	(.19)	(.17)	(.36)	13.28	.55	8,004	.01	.36	1.88

Refer to the end of the tables for footnotes.

92	American Funds Target Date Retirement Series

Financial highlights (continued)

2020 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2022	$14.92	$.29	$(2.06)	$(1.77)	$(.19)	$(.71)	$(.90)	$12.25	(12.72)%	$2,250		.33%		.62%		2.19%
10/31/2021	13.22	.24	2.04	2.28	(.31)	(.27)	(.58)	14.92	17.65	2,707		.35		.64		1.70
10/31/2020	13.04	.27	.42	.69	(.24)	(.27)	(.51)	13.22	5.41	2,362		.35		.65		2.10
10/31/2019	12.37	.29	.87	1.16	(.21)	(.28)	(.49)	13.04	9.82	2,218		.36		.67		2.34
10/31/2018	12.66	.24	(.21)	.03	(.17)	(.15)	(.32)	12.37	.17	1,985		.35		.68		1.89
Class C:
10/31/2022	14.58	.19	(2.02)	(1.83)	(.09)	(.71)	(.80)	11.95	(13.38)	131		1.08		1.37		1.46
10/31/2021	12.94	.14	1.99	2.13	(.22)	(.27)	(.49)	14.58	16.74	170		1.08		1.37		.97
10/31/2020	12.78	.17	.41	.58	(.15)	(.27)	(.42)	12.94	4.62	147		1.09		1.39		1.37
10/31/2019	12.13	.20	.85	1.05	(.12)	(.28)	(.40)	12.78	9.01	146		1.10		1.41		1.59
10/31/2018	12.43	.14	(.20)	(.06)	(.09)	(.15)	(.24)	12.13	(.58)	126		1.10		1.43		1.14
Class T:
10/31/2022	14.94	.33	(2.07)	(1.74)	(.22)	(.71)	(.93)	12.27	(12.51)[14]	—	[12]	.07	[14]	.36	[14]	2.48	[14]
10/31/2021	13.24	.28	2.03	2.31	(.34)	(.27)	(.61)	14.94	17.86 [14]	—	[12]	.13	[14]	.42	[14]	1.93	[14]
10/31/2020	13.06	.30	.42	.72	(.27)	(.27)	(.54)	13.24	5.61 [14]	—	[12]	.14	[14]	.44	[14]	2.33	[14]
10/31/2019	12.38	.32	.88	1.20	(.24)	(.28)	(.52)	13.06	10.13 [14]	—	[12]	.15	[14]	.46	[14]	2.58	[14]
10/31/2018	12.67	.27	(.21)	.06	(.20)	(.15)	(.35)	12.38	.40 [14]	—	[12]	.14	[14]	.47	[14]	2.10	[14]
Class F-1:
10/31/2022	14.81	.29	(2.04)	(1.75)	(.19)	(.71)	(.90)	12.16	(12.72)	48		.38		.67		2.17
10/31/2021	13.14	.24	2.01	2.25	(.31)	(.27)	(.58)	14.81	17.52	61		.37		.66		1.70
10/31/2020	12.97	.27	.41	.68	(.24)	(.27)	(.51)	13.14	5.35	57		.37		.67		2.08
10/31/2019	12.29	.29	.88	1.17	(.21)	(.28)	(.49)	12.97	9.96	49		.38		.69		2.34
10/31/2018	12.59	.23	(.21)	.02	(.17)	(.15)	(.32)	12.29	.11	45		.37		.70		1.87
Class F-2:
10/31/2022	14.92	.33	(2.07)	(1.74)	(.23)	(.71)	(.94)	12.24	(12.57)	149		.09		.38		2.44
10/31/2021	13.22	.28	2.04	2.32	(.35)	(.27)	(.62)	14.92	17.94	176		.09		.38		1.94
10/31/2020	13.04	.31	.42	.73	(.28)	(.27)	(.55)	13.22	5.68	134		.09		.39		2.36
10/31/2019	12.37	.32	.87	1.19	(.24)	(.28)	(.52)	13.04	10.14	119		.10		.41		2.59
10/31/2018	12.66	.26	(.20)	.06	(.20)	(.15)	(.35)	12.37	.42	93		.11		.44		2.10
Class F-3:
10/31/2022	14.96	.34	(2.06)	(1.72)	(.24)	(.71)	(.95)	12.29	(12.39)	15		.01		.30		2.53
10/31/2021	13.26	.29	2.04	2.33	(.36)	(.27)	(.63)	14.96	17.98	18		.01		.30		2.00
10/31/2020	13.08	.32	.42	.74	(.29)	(.27)	(.56)	13.26	5.74	11		.01		.31		2.43
10/31/2019	12.40	.34	.87	1.21	(.25)	(.28)	(.53)	13.08	10.27	8		.01		.32		2.72
10/31/2018	12.69	.28	(.21)	.07	(.21)	(.15)	(.36)	12.40	.49	6		.01		.34		2.19
Class R-1:
10/31/2022	14.66	.18	(2.04)	(1.86)	(.04)	(.71)	(.75)	12.05	(13.44)	10		1.10		1.39		1.40
10/31/2021	12.99	.14	2.00	2.14	(.20)	(.27)	(.47)	14.66	16.74	15		1.11		1.40		.96
10/31/2020	12.83	.17	.40	.57	(.14)	(.27)	(.41)	12.99	4.51	15		1.13		1.43		1.34
10/31/2019	12.15	.19	.88	1.07	(.11)	(.28)	(.39)	12.83	9.13	18		1.13		1.44		1.57
10/31/2018	12.43	.14	(.21)	(.07)	(.06)	(.15)	(.21)	12.15	(.62)	17		1.13		1.46		1.11
Class R-2:
10/31/2022	14.58	.19	(2.03)	(1.84)	(.07)	(.71)	(.78)	11.96	(13.41)	509		1.11		1.40		1.44
10/31/2021	12.94	.14	1.98	2.12	(.21)	(.27)	(.48)	14.58	16.68	678		1.10		1.39		.97
10/31/2020	12.77	.17	.41	.58	(.14)	(.27)	(.41)	12.94	4.63	680		1.11		1.41		1.37
10/31/2019	12.11	.20	.85	1.05	(.11)	(.28)	(.39)	12.77	9.02	731		1.11		1.42		1.62
10/31/2018	12.40	.14	(.20)	(.06)	(.08)	(.15)	(.23)	12.11	(.57)	728		1.11		1.44		1.14
Class R-2E:
10/31/2022	14.62	.23	(2.03)	(1.80)	(.12)	(.71)	(.83)	11.99	(13.16)	174		.81		1.10		1.73
10/31/2021	12.97	.18	1.99	2.17	(.25)	(.27)	(.52)	14.62	17.05	227		.81		1.10		1.26
10/31/2020	12.81	.21	.41	.62	(.19)	(.27)	(.46)	12.97	4.93	222		.81		1.11		1.65
10/31/2019	12.16	.23	.86	1.09	(.16)	(.28)	(.44)	12.81	9.38	230		.81		1.12		1.87
10/31/2018	12.48	.17	(.20)	(.03)	(.14)	(.15)	(.29)	12.16	(.30)	173		.81		1.14		1.40

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	93

Financial highlights (continued)

2020 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2022	$14.76	$.25	$(2.05)	$(1.80)	$(.14)	$(.71)	$(.85)	$12.11	(13.04)%	$905	.66%	.95%	1.89%
10/31/2021	13.08	.20	2.02	2.22	(.27)	(.27)	(.54)	14.76	17.30	1,236	.66	.95	1.41
10/31/2020	12.92	.23	.40	.63	(.20)	(.27)	(.47)	13.08	4.97	1,248	.66	.96	1.81
10/31/2019	12.24	.25	.88	1.13	(.17)	(.28)	(.45)	12.92	9.61	1,342	.66	.97	2.05
10/31/2018	12.53	.20	(.21)	(.01)	(.13)	(.15)	(.28)	12.24	(.13)	1,284	.66	.99	1.58
Class R-4:
10/31/2022	14.90	.29	(2.06)	(1.77)	(.19)	(.71)	(.90)	12.23	(12.78)	980	.35	.64	2.20
10/31/2021	13.20	.24	2.03	2.27	(.30)	(.27)	(.57)	14.90	17.61	1,420	.36	.65	1.69
10/31/2020	13.02	.27	.42	.69	(.24)	(.27)	(.51)	13.20	5.40	1,554	.36	.66	2.12
10/31/2019	12.34	.29	.88	1.17	(.21)	(.28)	(.49)	13.02	9.88	1,692	.36	.67	2.36
10/31/2018	12.63	.24	(.21)	.03	(.17)	(.15)	(.32)	12.34	.19	1,633	.36	.69	1.88
Class R-5E:
10/31/2022	14.88	.32	(2.06)	(1.74)	(.22)	(.71)	(.93)	12.21	(12.61)	514	.15	.44	2.37
10/31/2021	13.19	.27	2.03	2.30	(.34)	(.27)	(.61)	14.88	17.84	635	.15	.44	1.90
10/31/2020	13.01	.32	.39	.71	(.26)	(.27)	(.53)	13.19	5.57	659	.15	.45	2.46
10/31/2019	12.34	.31	.88	1.19	(.24)	(.28)	(.52)	13.01	10.10	886	.16	.47	2.46
10/31/2018	12.63	.24	(.18)	.06	(.20)	(.15)	(.35)	12.34	.39	590	.15	.48	1.91
Class R-5:
10/31/2022	15.06	.34	(2.09)	(1.75)	(.23)	(.71)	(.94)	12.37	(12.49)	240	.05	.34	2.50
10/31/2021	13.34	.29	2.05	2.34	(.35)	(.27)	(.62)	15.06	17.96	347	.06	.35	2.02
10/31/2020	13.16	.32	.41	.73	(.28)	(.27)	(.55)	13.34	5.65	350	.06	.36	2.44
10/31/2019	12.47	.34	.88	1.22	(.25)	(.28)	(.53)	13.16	10.24	428	.06	.37	2.69
10/31/2018	12.76	.28	(.22)	.06	(.20)	(.15)	(.35)	12.47	.43	505	.06	.39	2.19
Class R-6:
10/31/2022	15.01	.34	(2.07)	(1.73)	(.24)	(.71)	(.95)	12.33	(12.42)	9,758	.01	.30	2.52
10/31/2021	13.30	.29	2.05	2.34	(.36)	(.27)	(.63)	15.01	18.00	11,579	.01	.30	2.03
10/31/2020	13.12	.32	.42	.74	(.29)	(.27)	(.56)	13.30	5.73	9,367	.01	.31	2.43
10/31/2019	12.44	.34	.87	1.21	(.25)	(.28)	(.53)	13.12	10.24	8,414	.01	.32	2.66
10/31/2018	12.72	.28	(.20)	.08	(.21)	(.15)	(.36)	12.44	.57	6,238	.01	.34	2.21

Refer to the end of the tables for footnotes.

94	American Funds Target Date Retirement Series

Financial highlights (continued)

2015 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2022	$13.50	$.28	$(1.79)	$(1.51)	$(.20)	$(.45)	$(.65)	$11.34	(11.83)%	$851		.33%		.62%		2.27%
10/31/2021	12.02	.23	1.76	1.99	(.31)	(.20)	(.51)	13.50	16.91	1,046		.35		.63		1.80
10/31/2020	11.98	.27	.25	.52	(.24)	(.24)	(.48)	12.02	4.40	968		.34		.63		2.28
10/31/2019	11.38	.29	.77	1.06	(.22)	(.24)	(.46)	11.98	9.80	978		.36		.67		2.54
10/31/2018	11.71	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.38	(.19)	935		.34		.66		2.16
Class C:
10/31/2022	13.24	.18	(1.76)	(1.58)	(.10)	(.45)	(.55)	11.11	(12.50)	35		1.08		1.37		1.52
10/31/2021	11.79	.14	1.72	1.86	(.21)	(.20)	(.41)	13.24	16.09	46		1.08		1.36		1.07
10/31/2020	11.76	.18	.25	.43	(.16)	(.24)	(.40)	11.79	3.63	43		1.10		1.39		1.53
10/31/2019	11.18	.20	.75	.95	(.13)	(.24)	(.37)	11.76	8.91	47		1.11		1.42		1.80
10/31/2018	11.51	.16	(.25)	(.09)	(.11)	(.13)	(.24)	11.18	(.90)	45		1.11		1.43		1.38
Class T:
10/31/2022	13.51	.31	(1.79)	(1.48)	(.23)	(.45)	(.68)	11.35	(11.62)[14]	—	[12]	.07	[14]	.36	[14]	2.54	[14]
10/31/2021	12.03	.26	1.75	2.01	(.33)	(.20)	(.53)	13.51	17.14 [14]	—	[12]	.13	[14]	.41	[14]	2.02	[14]
10/31/2020	11.99	.29	.26	.55	(.27)	(.24)	(.51)	12.03	4.62 [14]	—	[12]	.14	[14]	.43	[14]	2.48	[14]
10/31/2019	11.39	.32	.77	1.09	(.25)	(.24)	(.49)	11.99	10.04 [14]	—	[12]	.15	[14]	.46	[14]	2.77	[14]
10/31/2018	11.73	.27	(.26)	.01	(.22)	(.13)	(.35)	11.39	(.03)[14]	—	[12]	.15	[14]	.47	[14]	2.35	[14]
Class F-1:
10/31/2022	13.40	.27	(1.78)	(1.51)	(.19)	(.45)	(.64)	11.25	(11.90)	12		.38		.67		2.23
10/31/2021	11.94	.23	1.74	1.97	(.31)	(.20)	(.51)	13.40	16.83	15		.37		.65		1.79
10/31/2020	11.91	.26	.25	.51	(.24)	(.24)	(.48)	11.94	4.33	16		.37		.66		2.24
10/31/2019	11.32	.29	.76	1.05	(.22)	(.24)	(.46)	11.91	9.74	14		.38		.69		2.52
10/31/2018	11.65	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.32	(.19)	13		.37		.69		2.13
Class F-2:
10/31/2022	13.50	.31	(1.80)	(1.49)	(.23)	(.45)	(.68)	11.33	(11.68)	49		.09		.38		2.50
10/31/2021	12.02	.27	1.75	2.02	(.34)	(.20)	(.54)	13.50	17.21	57		.09		.37		2.04
10/31/2020	11.98	.30	.25	.55	(.27)	(.24)	(.51)	12.02	4.68	48		.10		.39		2.51
10/31/2019	11.39	.32	.76	1.08	(.25)	(.24)	(.49)	11.98	10.04	44		.10		.41		2.81
10/31/2018	11.72	.27	(.25)	.02	(.22)	(.13)	(.35)	11.39	.06	38		.11		.43		2.33
Class F-3:
10/31/2022	13.54	.32	(1.79)	(1.47)	(.25)	(.45)	(.70)	11.37	(11.57)	6		.01		.30		2.59
10/31/2021	12.05	.27	1.77	2.04	(.35)	(.20)	(.55)	13.54	17.34	8		.01		.29		2.02
10/31/2020	12.01	.32	.24	.56	(.28)	(.24)	(.52)	12.05	4.75	3		.01		.30		2.71
10/31/2019	11.42	.34	.75	1.09	(.26)	(.24)	(.50)	12.01	10.08	4		.01		.32		2.91
10/31/2018	11.74	.28	(.24)	.04	(.23)	(.13)	(.36)	11.42	.22	4		.01		.33		2.45
Class R-1:
10/31/2022	13.22	.18	(1.76)	(1.58)	(.09)	(.45)	(.54)	11.10	(12.54)	6		1.10		1.39		1.50
10/31/2021	11.77	.14	1.72	1.86	(.21)	(.20)	(.41)	13.22	16.03	7		1.11		1.39		1.07
10/31/2020	11.75	.18	.23	.41	(.15)	(.24)	(.39)	11.77	3.51	8		1.14		1.43		1.51
10/31/2019	11.15	.20	.76	.96	(.12)	(.24)	(.36)	11.75	8.95	9		1.13		1.44		1.76
10/31/2018	11.47	.15	(.25)	(.10)	(.09)	(.13)	(.22)	11.15	(.94)	10		1.14		1.46		1.35
Class R-2:
10/31/2022	13.22	.18	(1.75)	(1.57)	(.10)	(.45)	(.55)	11.10	(12.49)	163		1.11		1.40		1.51
10/31/2021	11.78	.14	1.71	1.85	(.21)	(.20)	(.41)	13.22	16.00	223		1.10		1.38		1.06
10/31/2020	11.75	.18	.24	.42	(.15)	(.24)	(.39)	11.78	3.58	222		1.12		1.41		1.53
10/31/2019	11.16	.20	.76	.96	(.13)	(.24)	(.37)	11.75	8.93	255		1.11		1.42		1.81
10/31/2018	11.49	.16	(.26)	(.10)	(.10)	(.13)	(.23)	11.16	(.96)	274		1.11		1.43		1.39
Class R-2E:
10/31/2022	13.23	.22	(1.75)	(1.53)	(.14)	(.45)	(.59)	11.11	(12.21)	63		.81		1.10		1.80
10/31/2021	11.79	.17	1.72	1.89	(.25)	(.20)	(.45)	13.23	16.32	81		.81		1.09		1.35
10/31/2020	11.76	.21	.25	.46	(.19)	(.24)	(.43)	11.79	3.91	80		.82		1.11		1.81
10/31/2019	11.18	.23	.76	.99	(.17)	(.24)	(.41)	11.76	9.28	87		.81		1.12		2.07
10/31/2018	11.54	.19	(.26)	(.07)	(.16)	(.13)	(.29)	11.18	(.67)	84		.81		1.13		1.63

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	95

Financial highlights (continued)

2015 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2022	$13.37	$.24	$(1.79)	$(1.55)	$(.15)	$(.45)	$(.60)	$11.22	(12.19)%	$307	.66%		.95%	1.95%
10/31/2021	11.90	.19	1.75	1.94	(.27)	(.20)	(.47)	13.37	16.63	415	.66		.94	1.51
10/31/2020	11.87	.23	.24	.47	(.20)	(.24)	(.44)	11.90	4.01	426	.66		.95	1.96
10/31/2019	11.28	.26	.75	1.01	(.18)	(.24)	(.42)	11.87	9.39	457	.66		.97	2.25
10/31/2018	11.60	.21	(.25)	(.04)	(.15)	(.13)	(.28)	11.28	(.41)	483	.66		.98	1.83
Class R-4:
10/31/2022	13.48	.28	(1.78)	(1.50)	(.20)	(.45)	(.65)	11.33	(11.81)	254	.35		.64	2.25
10/31/2021	12.00	.23	1.75	1.98	(.30)	(.20)	(.50)	13.48	16.86	348	.36		.64	1.77
10/31/2020	11.96	.27	.25	.52	(.24)	(.24)	(.48)	12.00	4.39	398	.36		.65	2.27
10/31/2019	11.36	.29	.77	1.06	(.22)	(.24)	(.46)	11.96	9.77	442	.36		.67	2.55
10/31/2018	11.69	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.36	(.17)	453	.36		.68	2.14
Class R-5E:
10/31/2022	13.45	.30	(1.78)	(1.48)	(.22)	(.45)	(.67)	11.30	(11.66)	133	.15		.44	2.43
10/31/2021	11.98	.26	1.74	2.00	(.33)	(.20)	(.53)	13.45	17.12	181	.15		.43	2.00
10/31/2020	11.94	.31	.23	.54	(.26)	(.24)	(.50)	11.98	4.55	192	.16		.45	2.64
10/31/2019	11.35	.31	.77	1.08	(.25)	(.24)	(.49)	11.94	9.99	251	.16		.47	2.69
10/31/2018	11.68	.25	(.23)	.02	(.22)	(.13)	(.35)	11.35	.05	200	.15		.47	2.14
Class R-5:
10/31/2022	13.61	.32	(1.80)	(1.48)	(.24)	(.45)	(.69)	11.44	(11.55)	80	.05		.34	2.56
10/31/2021	12.11	.28	1.76	2.04	(.34)	(.20)	(.54)	13.61	17.27	90	.06		.34	2.11
10/31/2020	12.07	.31	.25	.56	(.28)	(.24)	(.52)	12.11	4.66	93	.06		.35	2.58
10/31/2019	11.47	.33	.76	1.09	(.25)	(.24)	(.49)	12.07	10.06	119	.06		.37	2.88
10/31/2018	11.80	.29	(.27)	.02	(.22)	(.13)	(.35)	11.47	.09	140	.07		.39	2.44
Class R-6:
10/31/2022	13.56	.32	(1.79)	(1.47)	(.25)	(.45)	(.70)	11.39	(11.55)	3,025	—	[13]	.29	2.58
10/31/2021	12.07	.28	1.76	2.04	(.35)	(.20)	(.55)	13.56	17.31	3,480	.01		.29	2.11
10/31/2020	12.03	.31	.25	.56	(.28)	(.24)	(.52)	12.07	4.74	2,801	.01		.30	2.59
10/31/2019	11.43	.33	.77	1.10	(.26)	(.24)	(.50)	12.03	10.16	2,564	.01		.32	2.86
10/31/2018	11.76	.29	(.26)	.03	(.23)	(.13)	(.36)	11.43	.16	1,996	.01		.33	2.47

Refer to the end of the tables for footnotes.

96	American Funds Target Date Retirement Series

Financial highlights (continued)

2010 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expense to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2022	$12.60	$.25	$(1.55)	$(1.30)	$(.19)	$(.28)	$(.47)	$10.83	(10.80)%	$561		.34%		.34%		.61%		2.18%
10/31/2021	11.37	.21	1.46	1.67	(.28)	(.16)	(.44)	12.60	14.96	660		.34		.34		.61		1.73
10/31/2020	11.28	.25	.23	.48	(.23)	(.16)	(.39)	11.37	4.31	604		.35		.35		.79		2.22
10/31/2019	10.71	.28	.67	.95	(.21)	(.17)	(.38)	11.28	9.32	559		.37		.37		.68		2.54
10/31/2018	11.01	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.71	(.28)	528		.36		.36		.68		2.18
Class C:
10/31/2022	12.36	.17	(1.53)	(1.36)	(.10)	(.28)	(.38)	10.62	(11.38)	25		1.08		1.08		1.35		1.44
10/31/2021	11.16	.12	1.44	1.56	(.20)	(.16)	(.36)	12.36	14.11	32		1.07		1.07		1.34		.99
10/31/2020	11.09	.17	.22	.39	(.16)	(.16)	(.32)	11.16	3.52	26		1.09		1.09		1.53		1.51
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.48	28		1.10		1.10		1.41		1.80
10/31/2018	10.83	.15	(.25)	(.10)	(.11)	(.09)	(.20)	10.53	(1.01)	25		1.10		1.10		1.42		1.42
Class T:
10/31/2022	12.61	.29	(1.56)	(1.27)	(.21)	(.28)	(.49)	10.85	(10.51)[14]	—	[12]	.07	[14]	.07	[14]	.34	[14]	2.47	[14]
10/31/2021	11.38	.24	1.46	1.70	(.31)	(.16)	(.47)	12.61	15.18 [14]	—	[12]	.13	[14]	.13	[14]	.40	[14]	1.95	[14]
10/31/2020	11.29	.27	.23	.50	(.25)	(.16)	(.41)	11.38	4.53 [14]	—	[12]	.15	[14]	.15	[14]	.59	[14]	2.44	[14]
10/31/2019	10.72	.30	.68	.98	(.24)	(.17)	(.41)	11.29	9.57 [14]	—	[12]	.15	[14]	.15	[14]	.46	[14]	2.77	[14]
10/31/2018	11.03	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.72	(.14)[14]	—	[12]	.15	[14]	.15	[14]	.47	[14]	2.38	[14]
Class F-1:
10/31/2022	12.53	.25	(1.55)	(1.30)	(.18)	(.28)	(.46)	10.77	(10.80)	10		.37		.37		.64		2.16
10/31/2021	11.31	.21	1.45	1.66	(.28)	(.16)	(.44)	12.53	14.93	10		.37		.37		.64		1.69
10/31/2020	11.22	.24	.24	.48	(.23)	(.16)	(.39)	11.31	4.34	9		.38		.38		.82		2.17
10/31/2019	10.66	.28	.66	.94	(.21)	(.17)	(.38)	11.22	9.26	8		.38		.38		.69		2.61
10/31/2018	10.97	.23	(.26)	(.03)	(.19)	(.09)	(.28)	10.66	(.36)	8		.38		.38		.70		2.16

Class F-2:
10/31/2022	12.59	.28	(1.54)	(1.26)	(.22)	(.28)	(.50)	10.83	(10.50)	40		.09		.09		.36		2.42
10/31/2021	11.36	.24	1.46	1.70	(.31)	(.16)	(.47)	12.59	15.26	40		.09		.09		.36		1.96
10/31/2020	11.27	.28	.23	.51	(.26)	(.16)	(.42)	11.36	4.60	29		.10		.10		.54		2.48
10/31/2019	10.71	.30	.67	.97	(.24)	(.17)	(.41)	11.27	9.57	24		.10		.10		.41		2.79
10/31/2018	11.02	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.71	(.12)	18		.11		.11		.43		2.35
Class F-3:
10/31/2022	12.63	.29	(1.55)	(1.26)	(.23)	(.28)	(.51)	10.86	(10.47)	9		.01		.01		.28		2.49
10/31/2021	11.39	.25	1.47	1.72	(.32)	(.16)	(.48)	12.63	15.40	8		.01		.01		.28		2.08
10/31/2020	11.30	.27	.25	.52	(.27)	(.16)	(.43)	11.39	4.67	6		.01		.01		.45		2.43
10/31/2019	10.74	.29	.69	.98	(.25)	(.17)	(.42)	11.30	9.62	4		.02		.01		.32		2.62
10/31/2018	11.04	.28	(.27)	.01	(.22)	(.09)	(.31)	10.74	.04	1		.01		.01		.33		2.56
Class R-1:
10/31/2022	12.54	.16	(1.54)	(1.38)	(.10)	(.28)	(.38)	10.78	(11.42)	2		1.10		1.10		1.37		1.42
10/31/2021	11.33	.12	1.46	1.58	(.21)	(.16)	(.37)	12.54	14.10	2		1.11		1.11		1.38		1.00
10/31/2020	11.22	.17	.23	.40	(.13)	(.16)	(.29)	11.33	3.57	2		1.06		1.06		1.50		1.54
10/31/2019	10.63	.19	.67	.86	(.10)	(.17)	(.27)	11.22	8.43	2		1.14		1.14		1.45		1.79
10/31/2018	10.90	.15	(.26)	(.11)	(.07)	(.09)	(.16)	10.63	(1.04)	3		1.14		1.14		1.46		1.42
Class R-2:
10/31/2022	12.38	.16	(1.53)	(1.37)	(.09)	(.28)	(.37)	10.64	(11.46)	85		1.11		1.11		1.38		1.43
10/31/2021	11.18	.12	1.44	1.56	(.20)	(.16)	(.36)	12.38	14.09	106		1.10		1.10		1.37		.99
10/31/2020	11.09	.16	.23	.39	(.14)	(.16)	(.30)	11.18	3.57	101		1.12		1.12		1.56		1.48
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.49	109		1.11		1.11		1.42		1.81
10/31/2018	10.83	.15	(.26)	(.11)	(.10)	(.09)	(.19)	10.53	(1.09)	108		1.11		1.11		1.43		1.43

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	97

Financial highlights (continued)

2010 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expense to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[3]
Class R-2E:
10/31/2022	$12.36	$.20	$(1.53)	$(1.33)	$(.13)	$(.28)	$(.41)	$10.62	(11.18)%	$54	.81%	.81%	1.08%	1.71%
10/31/2021	11.16	.15	1.44	1.59	(.23)	(.16)	(.39)	12.36	14.46	70	.81	.81	1.08	1.25
10/31/2020	11.09	.20	.21	.41	(.18)	(.16)	(.34)	11.16	3.78	61	.82	.82	1.26	1.78
10/31/2019	10.54	.22	.67	.89	(.17)	(.17)	(.34)	11.09	8.79	56	.82	.82	1.13	2.06
10/31/2018	10.86	.18	(.25)	(.07)	(.16)	(.09)	(.25)	10.54	(.72)	45	.81	.81	1.13	1.70
Class R-3:
10/31/2022	12.49	.22	(1.54)	(1.32)	(.14)	(.28)	(.42)	10.75	(10.99)	205	.66	.66	.93	1.87
10/31/2021	11.27	.17	1.45	1.62	(.24)	(.16)	(.40)	12.49	14.62	263	.66	.66	.93	1.44
10/31/2020	11.19	.21	.22	.43	(.19)	(.16)	(.35)	11.27	3.94	279	.67	.67	1.11	1.93
10/31/2019	10.63	.24	.67	.91	(.18)	(.17)	(.35)	11.19	8.95	298	.67	.67	.98	2.24
10/31/2018	10.93	.20	(.26)	(.06)	(.15)	(.09)	(.24)	10.63	(.61)	285	.67	.67	.99	1.85
Class R-4:
10/31/2022	12.58	.25	(1.55)	(1.30)	(.18)	(.28)	(.46)	10.82	(10.78)	235	.35	.35	.62	2.18
10/31/2021	11.35	.21	1.46	1.67	(.28)	(.16)	(.44)	12.58	14.97	315	.36	.36	.63	1.73
10/31/2020	11.26	.25	.23	.48	(.23)	(.16)	(.39)	11.35	4.31	315	.36	.36	.80	2.22
10/31/2019	10.69	.28	.67	.95	(.21)	(.17)	(.38)	11.26	9.31	324	.36	.36	.67	2.54
10/31/2018	10.99	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.69	(.29)	310	.37	.37	.69	2.17
Class R-5E:
10/31/2022	12.56	.28	(1.55)	(1.27)	(.21)	(.28)	(.49)	10.80	(10.60)	118	.15	.15	.42	2.37
10/31/2021	11.34	.23	1.46	1.69	(.31)	(.16)	(.47)	12.56	15.14	141	.16	.16	.43	1.90
10/31/2020	11.24	.28	.23	.51	(.25)	(.16)	(.41)	11.34	4.59	137	.16	.16	.60	2.52
10/31/2019	10.69	.29	.67	.96	(.24)	(.17)	(.41)	11.24	9.42	154	.16	.16	.47	2.67
10/31/2018	10.99	.24	(.24)	— [11]	(.21)	(.09)	(.30)	10.69	(.08)	104	.16	.16	.48	2.22
Class R-5:
10/31/2022	12.70	.29	(1.56)	(1.27)	(.22)	(.28)	(.50)	10.93	(10.46)	60	.05	.05	.32	2.49
10/31/2021	11.46	.25	1.46	1.71	(.31)	(.16)	(.47)	12.70	15.24	72	.06	.06	.33	2.05
10/31/2020	11.36	.29	.23	.52	(.26)	(.16)	(.42)	11.46	4.67	74	.06	.06	.50	2.54
10/31/2019	10.79	.32	.66	.98	(.24)	(.17)	(.41)	11.36	9.60	81	.07	.07	.38	2.90
10/31/2018	11.09	.27	(.26)	.01	(.22)	(.09)	(.31)	10.79	(.02)	108	.07	.07	.39	2.47
Class R-6:
10/31/2022	12.66	.29	(1.55)	(1.26)	(.23)	(.28)	(.51)	10.89	(10.45)	2,491	.01	.01	.28	2.51
10/31/2021	11.42	.25	1.47	1.72	(.32)	(.16)	(.48)	12.66	15.36	2,713	.01	.01	.28	2.05
10/31/2020	11.33	.29	.23	.52	(.27)	(.16)	(.43)	11.42	4.65	2,191	.01	.01	.45	2.54
10/31/2019	10.76	.31	.68	.99	(.25)	(.17)	(.42)	11.33	9.70	1,905	.01	.01	.32	2.85
10/31/2018	11.06	.27	(.26)	.01	(.22)	(.09)	(.31)	10.76	.04	1,380	.01	.01	.33	2.50

Refer to the end of the tables for footnotes.

98	American Funds Target Date Retirement Series

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2022		2021		2020		2019		2018
2065 Fund	2%		13%		22%[7,8,9]
2060 Fund	2		12		3	[15]	—%[16]		3%
2055 Fund	3		14	[15]	3	[15]	—	[16]	—	[16]
2050 Fund	2		14	[15]	4	[15]	—	[16]	—	[16]
2045 Fund	—	[16]	15	[15]	4	[15]	—	[16]	—	[16]
2040 Fund	4		17	[15]	5	[15]	—	[16]	—	[16]
2035 Fund	6		17	[15]	9	[15]	—	[16]	—	[16]
2030 Fund	9		21		8	[15]	—	[16]	—	[16]
2025 Fund	12		18	[15]	12	[15]	—	[16]	—	[16]
2020 Fund	15		20	[15]	13	[15]	2		2
2015 Fund	17		21	[15]	13		6		7
2010 Fund	18		20	[15]	12		5		8

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class F-3 shares on 2010 Fund and/or reimbursed a portion of miscellaneous fees and expenses during 2065 Fund’s startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Amount less than $.01.
[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to two percentage points if the value of securities sold due to in-kind redemptions were excluded.
[16]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	99

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Target Date Retirement Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Target Date Retirement Series (the “Funds”) comprising the American Funds 2065 Target Date Retirement Fund, American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund, including the investment portfolios, as of October 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except American Funds 2065 Target Date Retirement Fund; the related statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from March 27, 2020 (commencement of operations) through October 31, 2020 for American Funds 2065 Target Date Retirement Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds 2065 Target Date Retirement Fund, as of October 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds 2065 Target Date Retirement Fund as of October 31, 2022; the results of its operations for the year ended October 31, 2022, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from March 27, 2020 (commencement of operations) through October 31, 2020, for American Funds 2065 Target Date Retirement Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2022, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

December 8, 2022

We have served as the auditor of one or more American Funds investment companies since 1956.

100	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2022, through October 31, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	101

Expense example (continued)

2065 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$922.43	$1.94	.40%	$3.73	.77%
Class A – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.92	.77
Class C – actual return	1,000.00	918.97	5.32	1.10	7.11	1.47
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class T – actual return	1,000.00	923.46	.53	.11	2.33	.48
Class T – assumed 5% return	1,000.00	1,024.65	.56	.11	2.45	.48
Class F-1 – actual return	1,000.00	921.84	1.84	.38	3.63	.75
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.82	.75
Class F-2 – actual return	1,000.00	923.40	.48	.10	2.28	.47
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.40	.47
Class F-3 – actual return	1,000.00	924.16	.05	.01	1.84	.38
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38
Class R-1 – actual return	1,000.00	919.43	5.23	1.08	7.02	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.37	1.45
Class R-2 – actual return	1,000.00	918.97	5.37	1.11	7.16	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.53	1.48
Class R-2E – actual return	1,000.00	920.73	3.92	.81	5.71	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.01	1.18
Class R-3 – actual return	1,000.00	921.49	3.20	.66	4.99	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.24	1.03
Class R-4 – actual return	1,000.00	922.43	1.74	.36	3.54	.73
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.72	.73
Class R-5E – actual return	1,000.00	923.34	.78	.16	2.57	.53
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.70	.53
Class R-5 – actual return	1,000.00	924.10	.29	.06	2.09	.43
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.19	.43
Class R-6 – actual return	1,000.00	924.16	.05	.01	1.84	.38
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38

Refer to the end of the tables for footnotes.

102	American Funds Target Date Retirement Series

Expense example (continued)

2060 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$922.51	$1.60		.33%		$3.39	.70%
Class A – assumed 5% return	1,000.00	1,023.54	1.68		.33		3.57	.70
Class C – actual return	1,000.00	919.16	5.22		1.08		7.01	1.45
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.37	1.45
Class T – actual return	1,000.00	923.49	.44		.09		2.23	.46
Class T – assumed 5% return	1,000.00	1,024.75	.46		.09		2.35	.46
Class F-1 – actual return	1,000.00	921.84	1.84		.38		3.63	.75
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.82	.75
Class F-2 – actual return	1,000.00	923.64	.44		.09		2.23	.46
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.35	.46
Class F-3 – actual return	1,000.00	924.16	—	[5]	—	[6]	1.79	.37
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37
Class R-1 – actual return	1,000.00	918.70	5.32		1.10		7.11	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2 – actual return	1,000.00	919.10	5.32		1.10		7.11	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2E – actual return	1,000.00	920.32	3.87		.80		5.66	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.96	1.17
Class R-3 – actual return	1,000.00	920.60	3.15		.65		4.94	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.19	1.02
Class R-4 – actual return	1,000.00	921.90	1.70		.35		3.49	.72
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.67	.72
Class R-5E – actual return	1,000.00	923.34	.73		.15		2.52	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.65	.52
Class R-5 – actual return	1,000.00	923.79	.24		.05		2.04	.42
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.14	.42
Class R-6 – actual return	1,000.00	923.84	—	[5]	—	[6]	1.79	.37
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	103

Expense example (continued)

2055 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$923.07	$1.65		.34%		$3.44	.71%
Class A – assumed 5% return	1,000.00	1,023.49	1.73		.34		3.62	.71
Class C – actual return	1,000.00	919.92	5.18		1.07		6.97	1.44
Class C – assumed 5% return	1,000.00	1,019.81	5.45		1.07		7.32	1.44
Class T – actual return	1,000.00	924.10	.44		.09		2.23	.46
Class T – assumed 5% return	1,000.00	1,024.75	.46		.09		2.35	.46
Class F-1 – actual return	1,000.00	922.96	1.84		.38		3.64	.75
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.82	.75
Class F-2 – actual return	1,000.00	924.50	.44		.09		2.23	.46
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.35	.46
Class F-3 – actual return	1,000.00	924.21	—	[5]	—	[6]	1.79	.37
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37
Class R-1 – actual return	1,000.00	919.44	5.32		1.10		7.11	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2 – actual return	1,000.00	919.16	5.32		1.10		7.11	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2E – actual return	1,000.00	920.72	3.87		.80		5.66	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.96	1.17
Class R-3 – actual return	1,000.00	921.18	3.15		.65		4.94	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.19	1.02
Class R-4 – actual return	1,000.00	922.93	1.70		.35		3.49	.72
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.67	.72
Class R-5E – actual return	1,000.00	923.77	.73		.15		2.52	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.65	.52
Class R-5 – actual return	1,000.00	924.27	.24		.05		2.04	.42
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.14	.42
Class R-6 – actual return	1,000.00	924.82	—	[5]	—	[6]	1.80	.37
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37

Refer to the end of the tables for footnotes.

104	American Funds Target Date Retirement Series

Expense example (continued)

2050 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$924.76	$1.55		.32%		$3.35	.69%
Class A – assumed 5% return	1,000.00	1,023.59	1.63		.32		3.52	.69
Class C – actual return	1,000.00	921.09	5.18		1.07		6.97	1.44
Class C – assumed 5% return	1,000.00	1,019.81	5.45		1.07		7.32	1.44
Class T – actual return	1,000.00	925.45	.44		.09		2.23	.46
Class T – assumed 5% return	1,000.00	1,024.75	.46		.09		2.35	.46
Class F-1 – actual return	1,000.00	924.16	1.84		.38		3.64	.75
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.82	.75
Class F-2 – actual return	1,000.00	925.88	.44		.09		2.23	.46
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.35	.46
Class F-3 – actual return	1,000.00	926.09	—	[5]	—	[6]	1.80	.37
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37
Class R-1 – actual return	1,000.00	921.04	5.33		1.10		7.12	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2 – actual return	1,000.00	920.46	5.32		1.10		7.12	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2E – actual return	1,000.00	922.11	3.88		.80		5.67	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.96	1.17
Class R-3 – actual return	1,000.00	922.59	3.15		.65		4.94	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.19	1.02
Class R-4 – actual return	1,000.00	924.60	1.70		.35		3.49	.72
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.67	.72
Class R-5E – actual return	1,000.00	925.11	.73		.15		2.52	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.65	.52
Class R-5 – actual return	1,000.00	925.56	.24		.05		2.04	.42
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.14	.42
Class R-6 – actual return	1,000.00	926.37	—	[5]	—	[6]	1.80	.37
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	105

Expense example (continued)

2045 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$926.13	$1.60		.33%		$3.35	.69%
Class A – assumed 5% return	1,000.00	1,023.54	1.68		.33		3.52	.69
Class C – actual return	1,000.00	922.60	5.19		1.07		6.93	1.43
Class C – assumed 5% return	1,000.00	1,019.81	5.45		1.07		7.27	1.43
Class T – actual return	1,000.00	926.81	.44		.09		2.19	.45
Class T – assumed 5% return	1,000.00	1,024.75	.46		.09		2.29	.45
Class F-1 – actual return	1,000.00	926.12	1.84		.38		3.59	.74
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.77	.74
Class F-2 – actual return	1,000.00	926.76	.44		.09		2.19	.45
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.29	.45
Class F-3 – actual return	1,000.00	927.40	—	[5]	—	[6]	1.75	.36
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.84	.36
Class R-1 – actual return	1,000.00	922.42	5.33		1.10		7.07	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.43	1.46
Class R-2 – actual return	1,000.00	922.72	5.33		1.10		7.08	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.43	1.46
Class R-2E – actual return	1,000.00	923.55	3.88		.80		5.62	1.16
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.90	1.16
Class R-3 – actual return	1,000.00	924.49	3.15		.65		4.90	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.14	1.01
Class R-4 – actual return	1,000.00	926.01	1.70		.35		3.45	.71
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.62	.71
Class R-5E – actual return	1,000.00	927.00	.73		.15		2.48	.51
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.60	.51
Class R-5 – actual return	1,000.00	927.49	.24		.05		1.99	.41
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.09	.41
Class R-6 – actual return	1,000.00	927.21	—	[5]	—	[6]	1.75	.36
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.84	.36

Refer to the end of the tables for footnotes.

106	American Funds Target Date Retirement Series

Expense example (continued)

2040 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$926.68	$1.60		.33%		$3.30	.68%
Class A – assumed 5% return	1,000.00	1,023.54	1.68		.33		3.47	.68
Class C – actual return	1,000.00	923.74	5.24		1.08		6.93	1.43
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.27	1.43
Class T – actual return	1,000.00	927.89	.44		.09		2.14	.44
Class T – assumed 5% return	1,000.00	1,024.75	.46		.09		2.24	.44
Class F-1 – actual return	1,000.00	926.66	1.85		.38		3.55	.73
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.72	.73
Class F-2 – actual return	1,000.00	927.81	.44		.09		2.14	.44
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.24	.44
Class F-3 – actual return	1,000.00	928.54	—	[5]	—	[6]	1.70	.35
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.79	.35
Class R-1 – actual return	1,000.00	923.16	5.33		1.10		7.03	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.37	1.45
Class R-2 – actual return	1,000.00	923.48	5.33		1.10		7.03	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.37	1.45
Class R-2E – actual return	1,000.00	925.24	3.88		.80		5.58	1.15
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.85	1.15
Class R-3 – actual return	1,000.00	925.75	3.16		.65		4.85	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.09	1.00
Class R-4 – actual return	1,000.00	926.51	1.70		.35		3.40	.70
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.57	.70
Class R-5E – actual return	1,000.00	927.60	.73		.15		2.43	.50
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.55	.50
Class R-5 – actual return	1,000.00	928.54	.24		.05		1.94	.40
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.04	.40
Class R-6 – actual return	1,000.00	928.81	—	[5]	—	[6]	1.70	.35
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.79	.35

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	107

Expense example (continued)

2035 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$928.90	$1.60		.33%		$3.26	.67%
Class A – assumed 5% return	1,000.00	1,023.54	1.68		.33		3.41	.67
Class C – actual return	1,000.00	925.48	5.24		1.08		6.89	1.42
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.22	1.42
Class T – actual return	1,000.00	929.62	.44		.09		2.09	.43
Class T – assumed 5% return	1,000.00	1,024.75	.46		.09		2.19	.43
Class F-1 – actual return	1,000.00	928.41	1.85		.38		3.50	.72
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.67	.72
Class F-2 – actual return	1,000.00	929.54	.44		.09		2.09	.43
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.19	.43
Class F-3 – actual return	1,000.00	930.25	—	[5]	—	[6]	1.65	.34
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.73	.34
Class R-1 – actual return	1,000.00	925.02	5.29		1.09		6.94	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.27	1.43
Class R-2 – actual return	1,000.00	925.22	5.34		1.10		6.99	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.32	1.44
Class R-2E – actual return	1,000.00	926.81	3.89		.80		5.54	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.80	1.14
Class R-3 – actual return	1,000.00	927.38	3.16		.65		4.81	.99
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.04	.99
Class R-4 – actual return	1,000.00	928.74	1.70		.35		3.35	.69
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.52	.69
Class R-5E – actual return	1,000.00	929.92	.73		.15		2.38	.49
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.50	.49
Class R-5 – actual return	1,000.00	930.19	.24		.05		1.90	.39
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.99	.39
Class R-6 – actual return	1,000.00	930.49	—	[5]	—	[6]	1.65	.34
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.73	.34

Refer to the end of the tables for footnotes.

108	American Funds Target Date Retirement Series

Expense example (continued)

2030 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$930.97	$1.65		.34%		$3.21	.66%
Class A – assumed 5% return	1,000.00	1,023.49	1.73		.34		3.36	.66
Class C – actual return	1,000.00	928.02	5.25		1.08		6.80	1.40
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.12	1.40
Class T – actual return	1,000.00	932.28	.39		.08		1.95	.40
Class T – assumed 5% return	1,000.00	1,024.80	.41		.08		2.04	.40
Class F-1 – actual return	1,000.00	930.99	1.85		.38		3.41	.70
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.57	.70
Class F-2 – actual return	1,000.00	932.19	.44		.09		2.00	.41
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.09	.41
Class F-3 – actual return	1,000.00	932.36	—	[5]	—	[6]	1.56	.32
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.63	.32
Class R-1 – actual return	1,000.00	927.80	5.35		1.10		6.90	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.22	1.42
Class R-2 – actual return	1,000.00	927.22	5.34		1.10		6.90	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.22	1.42
Class R-2E – actual return	1,000.00	928.99	3.89		.80		5.45	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.70	1.12
Class R-3 – actual return	1,000.00	930.09	3.16		.65		4.72	.97
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.94	.97
Class R-4 – actual return	1,000.00	931.43	1.70		.35		3.26	.67
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.41	.67
Class R-5E – actual return	1,000.00	932.01	.73		.15		2.29	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.40	.47
Class R-5 – actual return	1,000.00	932.29	.24		.05		1.80	.37
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.89	.37
Class R-6 – actual return	1,000.00	933.21	—	[5]	—	[6]	1.56	.32
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.63	.32

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	109

Expense example (continued)

2025 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$934.49	$1.71		.35%		$3.22	.66%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.36	.66
Class C – actual return	1,000.00	930.89	5.26		1.08		6.76	1.39
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.07	1.39
Class T – actual return	1,000.00	935.27	.39		.08		1.90	.39
Class T – assumed 5% return	1,000.00	1,024.80	.41		.08		1.99	.39
Class F-1 – actual return	1,000.00	933.94	1.85		.38		3.36	.69
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.52	.69
Class F-2 – actual return	1,000.00	935.13	.44		.09		1.95	.40
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.04	.40
Class F-3 – actual return	1,000.00	935.99	—	[5]	—	[6]	1.51	.31
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.58	.31
Class R-1 – actual return	1,000.00	930.37	5.30		1.09		6.81	1.40
Class R-1 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.12	1.40
Class R-2 – actual return	1,000.00	930.74	5.35		1.10		6.86	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.17	1.41
Class R-2E – actual return	1,000.00	931.83	3.90		.80		5.40	1.11
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.65	1.11
Class R-3 – actual return	1,000.00	932.31	3.17		.65		4.68	.96
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.89	.96
Class R-4 – actual return	1,000.00	934.35	1.71		.35		3.22	.66
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.36	.66
Class R-5E – actual return	1,000.00	934.99	.73		.15		2.24	.46
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.35	.46
Class R-5 – actual return	1,000.00	935.11	.24		.05		1.76	.36
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.84	.36
Class R-6 – actual return	1,000.00	935.57	—	[5]	—	[6]	1.51	.31
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.58	.31

Refer to the end of the tables for footnotes.

110	American Funds Target Date Retirement Series

Expense example (continued)

2020 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$937.98	$1.61		.33%		$3.03	.62%
Class A – assumed 5% return	1,000.00	1,023.54	1.68		.33		3.16	.62
Class C – actual return	1,000.00	933.59	5.26		1.08		6.68	1.37
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		6.97	1.37
Class T – actual return	1,000.00	938.79	.34		.07		1.76	.36
Class T – assumed 5% return	1,000.00	1,024.85	.36		.07		1.84	.36
Class F-1 – actual return	1,000.00	937.55	1.86		.38		3.27	.67
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.41	.67
Class F-2 – actual return	1,000.00	938.65	.44		.09		1.86	.38
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		1.94	.38
Class F-3 – actual return	1,000.00	939.61	—	[5]	—	[6]	1.42	.29
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.48	.29
Class R-1 – actual return	1,000.00	933.38	5.36		1.10		6.77	1.39
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.07	1.39
Class R-2 – actual return	1,000.00	933.65	5.36		1.10		6.77	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.07	1.39
Class R-2E – actual return	1,000.00	935.26	3.90		.80		5.32	1.09
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.55	1.09
Class R-3 – actual return	1,000.00	935.86	3.17		.65		4.59	.94
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.79	.94
Class R-4 – actual return	1,000.00	937.16	1.71		.35		3.12	.64
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.26	.64
Class R-5E – actual return	1,000.00	937.79	.73		.15		2.15	.44
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.24	.44
Class R-5 – actual return	1,000.00	938.55	.24		.05		1.66	.34
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.73	.34
Class R-6 – actual return	1,000.00	939.07	—	[5]	—	[6]	1.42	.29
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.48	.29

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	111

Expense example (continued)

2015 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$940.30	$1.61		.33%		$3.03	.62%
Class A – assumed 5% return	1,000.00	1,023.54	1.68		.33		3.16	.62
Class C – actual return	1,000.00	936.76	5.27		1.08		6.69	1.37
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		6.97	1.37
Class T – actual return	1,000.00	941.13	.34		.07		1.76	.36
Class T – assumed 5% return	1,000.00	1,024.85	.36		.07		1.84	.36
Class F-1 – actual return	1,000.00	939.06	1.86		.38		3.27	.67
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.41	.67
Class F-2 – actual return	1,000.00	941.02	.44		.09		1.86	.38
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		1.94	.38
Class F-3 – actual return	1,000.00	941.22	—	[5]	—	[6]	1.42	.29
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.48	.29
Class R-1 – actual return	1,000.00	935.92	5.37		1.10		6.78	1.39
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.07	1.39
Class R-2 – actual return	1,000.00	935.92	5.37		1.10		6.78	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.07	1.39
Class R-2E – actual return	1,000.00	937.55	3.91		.80		5.32	1.09
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.55	1.09
Class R-3 – actual return	1,000.00	938.13	3.18		.65		4.59	.94
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.79	.94
Class R-4 – actual return	1,000.00	940.25	1.71		.35		3.13	.64
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.26	.64
Class R-5E – actual return	1,000.00	940.88	.73		.15		2.15	.44
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.24	.44
Class R-5 – actual return	1,000.00	941.57	.24		.05		1.66	.34
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.73	.34
Class R-6 – actual return	1,000.00	941.33	—	[5]	—	[6]	1.42	.29
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.48	.29

Refer to the end of the tables for footnotes.

112	American Funds Target Date Retirement Series

Expense example (continued)

2010 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$943.38	$1.71		.35%		$3.04	.62%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.16	.62
Class C – actual return	1,000.00	940.66	5.28		1.08		6.60	1.35
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		6.87	1.35
Class T – actual return	1,000.00	944.30	.34		.07		1.67	.34
Class T – assumed 5% return	1,000.00	1,024.85	.36		.07		1.73	.34
Class F-1 – actual return	1,000.00	943.09	1.86		.38		3.18	.65
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.31	.65
Class F-2 – actual return	1,000.00	945.03	.44		.09		1.76	.36
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		1.84	.36
Class F-3 – actual return	1,000.00	945.17	—	[5]	—	[6]	1.32	.27
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.38	.27
Class R-1 – actual return	1,000.00	939.84	5.33		1.09		6.65	1.36
Class R-1 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		6.92	1.36
Class R-2 – actual return	1,000.00	939.93	5.33		1.09		6.65	1.36
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		6.92	1.36
Class R-2E – actual return	1,000.00	940.66	3.91		.80		5.23	1.07
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.45	1.07
Class R-3 – actual return	1,000.00	942.15	3.18		.65		4.50	.92
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.69	.92
Class R-4 – actual return	1,000.00	943.33	1.71		.35		3.04	.62
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.16	.62
Class R-5E – actual return	1,000.00	944.06	.74		.15		2.06	.42
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.14	.42
Class R-5 – actual return	1,000.00	944.68	.25		.05		1.57	.32
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.63	.32
Class R-6 – actual return	1,000.00	945.32	—	[5]	—	[6]	1.32	.27
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.38	.27

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	Amount less than $.01.
[6]	Amount less than .01%.

American Funds Target Date Retirement Series	113

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2022:

	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Long-term capital gains	$4,033,000	$161,999,000	$438,990,000	$734,830,000
Foreign taxes (per share)	$0.0011	$0.0018	$0.0029	$0.0024
Foreign source income (per share)	$0.0184	$0.0273	$0.0441	$0.0361
Qualified dividend income	100%	100%	100%	100%
Section 163(j) interest dividends	$514,000	$11,095,000	$17,576,000	$37,198,000
Corporate dividends received deduction	$2,936,000	$44,087,000	$95,342,000	$162,774,000
U.S. government income that may be exempt from state taxation	$702,000	$8,036,000	$16,657,000	$27,765,000

	2045 Fund	2040 Fund	2035 Fund	2030 Fund
Long-term capital gains	$918,621,000	$1,243,266,000	$1,473,749,000	$2,089,483,000
Foreign taxes (per share)	$0.0023	$0.0020	$0.0013	$0.0010
Foreign source income (per share)	$0.0351	$0.0371	$0.0405	$0.0425
Qualified dividend income	100%	100%	100%	$328,361,000
Section 199A dividends	—	—	—	$5,718,000
Section 163(j) interest dividends	$30,948,000	$56,057,000	$133,046,000	$220,840,000
Corporate dividends received deduction	$195,341,000	$246,199,000	$242,510,000	$254,152,000
U.S. government income that may be exempt from state taxation	$34,490,000	$58,707,000	$112,519,000	$181,362,000

	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Long-term capital gains	$1,672,144,000	$900,084,000	$197,951,000	$97,975,000
Foreign taxes (per share)	$0.0007	$0.0005	$0.0003	$0.0001
Foreign source income (per share)	$0.0368	$0.0277	$0.0213	$0.0130
Qualified dividend income	$234,947,000	$151,206,000	$48,163,000	$33,434,000
Section 199A dividends	$5,758,000	$4,414,000	$1,608,000	$1,390,000
Section 163(j) interest dividends	$203,304,000	$161,208,000	$61,575,000	$46,194,000
Corporate dividends received deduction	$234,947,000	$140,124,000	$45,199,000	$33,434,000
U.S. government income that may be exempt from state taxation	$184,102,000	$113,551,000	$35,635,000	$27,350,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

114	American Funds Target Date Retirement Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2010	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	96	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	91	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
Merit E. Janow, 1958	2007	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None
Michael C. Gitlin, 1970	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	86	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 116 for footnotes.

American Funds Target Date Retirement Series	115

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walt Burkley, 1966 Principal Executive Officer	2018	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Vice Chair, President and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2021	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Rich Lang, 1969 Vice President	2015	Senior Vice President — Capital Group Institutional Investment Services Division, American Funds Distributors, Inc.[6]
Maria Manotok, 1974 Vice President	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Senior Vice President, Secretary and Director, Capital Group Companies Global[6]; Senior Vice President, Secretary and Director, Capital Group International, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2007	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

116	American Funds Target Date Retirement Series

Office of the series
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios —is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 and S&P Target Date indexes are products of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFTDF

Registrant:

a) Audit Fees:
Audit	2021	83,000
	2022	85,000

b) Audit-Related Fees:
	2021	29,000
	2022	37,000

c) Tax Fees:
	2021	47,000
	2022	48,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	1,442,000
	2022	2,221,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2021	1,000
	2022	394,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,520,000 for fiscal year 2021 and $2,701,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: December 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: December 30, 2022

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 30, 2022